MESSAGE FROM THE CHAIRMAN


Table of Contents                            Page

Message from the Chairman                       1

Special Feature:
Interview with Tom Kenny,
Senior Vice President, Franklin
Municipal Bond Department                       3

Manager's Discussion                           10

Performance Summary - Class I                  13

Performance Summary - Class II                 15

Statement of Investments                       17

Financial Statements                           80

Notes to Financial Statements                  83


                                                            November 15, 1996


Dear Shareholder:

It's a pleasure to bring you the Franklin California Tax-Free Income Fund's semi-annual report for the period ended September 30, 1996.

The reporting period might well be described as six months of frequent interest-rate fluctuations, as the 30-year U.S. Treasury bond's yield bounced between 6.67% and 7.13%.* Some of this movement can be attributed to investors and economists who overreacted to speculation about interest-rate movements.
Indeed, newspaper headlines in the last six months declared the economy was overheating one day and stalling the next -- all of which seems to suggest a slow growth trend.

We expect the Franklin California Tax-Free Income Fund to perform well in this slow-growth economy. However, although the economy appears stable at the moment, market uncertainties will always persist.


*Source: Micropal.


This prompts us to encourage individual investors to maintain a long-term perspective. It is prudent to periodically consult with your investment representative to ensure your investments match these goals. This long-term orientation will help minimize undue concern caused by short-term market volatility.

As a Franklin Templeton fund shareholder, you receive the benefits of professional management and dedicated service. Should you have any questions concerning the Franklin California Tax-Free Income Fund, we welcome the opportunity to answer them.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.


Sincerely,



Charles B. Johnson
Chairman
Franklin California Tax-Free Income Fund


Glossary of Investment Terms

Call Protection: The length of time during which a bond cannot be redeemed by its issuer.

Coupon: The interest rate a bond issuer promises to pay to the holder until the bond matures.

Full Coupon Bond: A bond with a coupon rate that is near or above current market interest rates.

High Grade Bond/High Quality Bond: A bond rated AAA or AA by a national rating agency such as Standard & Poor's(R) or Moody's.

Investment Grade Bond: A bond with a rating of BBB or better.

Pre-Refunded Bond: When a second bond is issued to pay off the original bond at the original's first call date, the original bond is then termed pre-refunded to the call date.



SPECIAL FEATURE: INTERVIEW WITH TOM KENNY

Tom Kenny, director of Franklin's Municipal Bond Department, discusses several current topics, including interest rates and his outlook for the municipal bond market.


GRAPHIC PICTURE OMITTED


Tom Kenny
Senior Vice President and
Director of Franklin's Municipal
Bond Department

Tom, purchasing a municipal bond is considered a relatively safe investment. In the last few years, however, we've experienced a certain amount of volatility in bond markets. Is this going to subside in the future, or is this the new way for bond markets?

It's an interesting observation and -- you're right -- the bond markets didn't seem to be as volatile a few years back. If you look at the recent bond market, say since 1992-1993, you'll see that we've had three consecutive years of 200 basis point swings in opposite directions (See Fig. 1). Historically, that level of volatility is unusual.



GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT



I think there are several reasons for the increased volatility. First, we need to look at the Federal Reserve Board. The Federal Reserve Board has been slow to adjust short-term rates in response to economic conditions, which has increased uncertainty and speculation within the fixed-income markets. Thus, market participants have reacted toward short-term economic data rather than focusing on the big picture. Since the Fed has not made frequent adjustments to short-term rates, the increased speculation has created a pendulum effect where the market tends to overreact in the adjustment of long-term rates.

So the Federal Reserve Board's restraint has helped to cause some unpredictable market movement?

Just look at the number of times recently where market expectations of both growth and inflation have changed dramatically. Earlier this year, nine out of ten economists said we were going to be in a recession by the end of the first quarter. Weeks later, they changed their outlook and expected growth at a 4%-5% annual rate with fears of an over heating economy. Just in the last few weeks, we've heard, "Well, maybe the economy is not growing that fast after all." So the market's become very short-term focused -- that's one reason we're seeing increased volatility.

Second, we are part of a much more global market today than ever before. Funds tend to flow very freely from market to market.

Third, we have seen an increased use of hedge funds, which often take large risks with speculative strategies. They've become very popular over the last two to three years. Hedge fund managers tend to be very short-term focused, trying to take advantage of undervalued situations. So they're in and out of markets very quickly.

Last, I think the creation and use of derivatives, where speculators can control huge amounts of bonds with very little capital at risk, has also caused some of this volatility.

The increased volatility will probably remain as long as these themes exist.

Have these factors affected your investment strategy?

We try to stay abreast of economic conditions and interest rates in general, but we don't try to second-guess the market in terms of the direction of rates, or alter our fundamental philosophy and strategy because of short-term economic changes.

Our approach is straightforward. With few exceptions, we seek credit safety and income. I don't think shareholders want the volatility that might be generated by chasing capital appreciation. If you look at the interest rate chart (Fig. 1) and think of the number of times you had to be right if you were speculating on the direction and absolute change in interest rates, you may have called one swing correctly; but if you missed the other leg of it, you may have given away everything you gained on the way up or down.

We have a well-seasoned portfolio management team (the five senior portfolio managers collectively have more than 170 years of experience) that manages our funds for tax-free income. We believe that over the long term, income drives total return. Total return is important. But how you achieve total return is even more important. Income has been responsible for more than 90% of the total return of municipal bonds over the last 10 years (Fig. 2), as measured by the unmanaged Lehman Brothers 20-year Municipal Bond Index. So, by consistently investing for income, we hope to generate good total return performance. We think our shareholders, particularly those in tax-free funds, are better served by using this consistent, long-term-oriented approach. It is what distinguishes Franklin from most of its peers.



GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT



We have seen more insured bonds, particularly in California. Is this a long-term industry trend?

I believe so, but it's more pronounced in California. The national percentage of insured issues now coming to market is in the 54%-55% range. In California, it's a little bit ahead of that. (Fig. 3)

Why are there more insured issues now?

It's a function of a couple of things, I think. Supply is still relatively low when compared with 1992- 1993, when we had record volume of long-term bonds coming to the market. Overall supply dropped more than 45% from 1993, into the $155-$160 billion range last year. This year, it's probably going to be up somewhat -- maybe in the 10%-15% range. (Fig. 4)



GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT



Since we haven't seen a heavy supply of bonds coming to market, some insurance companies have become very aggressive in trying to gain market share. They have the capital, the capacity, the staffing, and the willingness to price their premiums aggressively. As a result, it's been comparatively cheap for issuers to obtain insurance.

How much has pre-refunding influenced your investment strategy recently, and can you briefly describe what pre-refunding is?

A pre-refunded bond is one that will be paid off at its first call date, using the proceeds of a second bond carrying a lower interest rate. Let's say a municipality issued a bond paying 8% interest that will mature in 2025. Some time later, interest rates drop significantly, as they did in the late 1980's and in the 1992-1993 period, and comparable bonds are now paying, say, 6%. Naturally, the issuer would prefer to pay this new, lower rate on its debt, just as you or I would want to refinance our home mortgage.



GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT



One way issuers can reduce their borrowing expense is to refund higher-paying bonds before they mature. To raise money to refund the higher-rate bonds, they issue a second bond at the market's now, lower interest rate. The proceeds of the second bond are invested in U.S. Treasuries, set to mature at the original bond's first call date, which may be only five or six years away. The bond is then termed "pre-refunded" to the call date.

When the bond becomes pre-refunded, the price can rise dramatically -- providing an opportunity to sell it at a premium. Generally, a pre-refunded bond will maximize its value when there is approximately five years remaining to the call date.

That first bond sells at a premium now because it's backed by U.S. Treasuries and it's still paying the higher interest rate?

Yes -- in addition, it is now a bond with a much shorter maturity -- i.e., the call date versus the original maturity date.

What if you don't sell it?

Well, we know that in five years that bond will be called at 100%-102% of par. It's currently selling at a premium of, say, 115% of par. If we do nothing right now, the price of that bond will decline, from 115% of par to the call price, thereby eroding its value over the next five years. No matter what interest rates do, that bond price is going down.

Generally, when a bond hits the five-year mark, we look for an opportunity to sell it, capture the premium, then reinvest the proceeds in the current interest rate environment.

How does this benefit shareholders?

Shareholders can benefit in a couple of ways. We may purchase a new bond that can't be called for at least 10 years -- so we've extended our call protection. Also, if we can capture that premium, we can now buy 115% worth of new bonds at today's current interest rates. We've protected the fund's share value from eroding and also helped maintain the earning power of the fund over the long term.

What sets your municipal bond department apart from others in the industry?

We use a very consistent, team-oriented approach to portfolio management. All of our managers are using the same consistent strategy in our efforts to meet the same overall investment objectives. Many times you'll see some other fund companies where each manager operates on his/her own strategy.

Also, we're one of the few companies that truly manages for income. We believe Franklin understands fixed-income and what investors look for.

Many of our competitors have come from an equity-oriented background and then added a fixed-income side in recent years to round out their product line. We think this perspective is important. Some of our competitors direct their portfolio managers toward a total return-oriented strategy on a quarterly basis. We don't.

Why not?

We believe if you're a fixed-income portfolio manager who is focused on quarterly total return, you're probably going to be more inclined to make short-term bets and take risks that you might not take otherwise. So your interests may not be clearly aligned with the shareholders' goals. It does really make a big difference.

Another thing that sets us apart is our research staff. Since we purchase over 95% of our portfolio holdings in the primary market, we spend a lot of time analyzing credits up front, such as performing site visits, addressing legal issues, and structuring issues to meet both our credit and portfolio requirements.


Tom, thanks for your time.

My pleasure.


MANAGER'S DISCUSSION

Your Fund's Objective:

The Franklin California Tax-Free Income Fund seeks to provide high current income exempt from regular federal and California state personal income taxes through a portfolio consisting primarily of California municipal bonds.*

State Overview

California's economy continued to grow during the reporting period, and the state's credit quality was upgraded to an A+ (from an A) by Standard & Poors(R), a national rating agency.1

Gains in service sectors, such as computers, entertainment, export, and tourism, helped drive down the unemployment rate in California faster than the national rate. In fact, as of August 31, 1996, state unemployment was 7.0%, down from 7.7% in March and the lowest since January 1991.+ As a result, tax revenues have been better than expected, which has helped offset shortfalls in federal aid revenue.

During the reporting period, Orange County paid off its outstanding notes and taxable pension obligations, and its economy is improving at a faster rate than most other counties in the state. National rating agencies have rated much of Orange County's new debt at high levels, reflecting a renewed confidence in the issuer.

Portfolio Notes

Working to keep a relatively constant average life and duration for the portfolio, we bought insured issues with maturities ranging between 25 and 30 years. Approximately 24% of the portfolio's total long-term investments is now composed of insured bonds, up 4% from last year. As a result, the percentage of AAA-rated bonds in the portfolio increased to 41.4% on September 30, 1996, from 39.5% in March.


*For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generably taxable.
1. This does not indicate Standard & Poor's rating of the fund. +Source: Bureau of Labor Statistics data.


Over the last two years, we have worked to decrease the portfolio's exposure to pre-refunded bonds, and we feel comfortable with the portfolio's 14.0% exposure on September 30, 1996.2 We invested the proceeds of these sales in full coupon bonds offering longer call protection. This strategy, while potentially beneficial in the long run, triggered a capital gain distribution of 4.8 cents ($0.048) per share in June 1996.

Over the past year, municipal bonds continued to provide higher total returns than government bonds. One reason is that prices have been buoyed by a low supply of municipal bonds despite high demand. In our recent experience, AAA-rated, 30-year municipal bond yields were about 84% of those of 30-year Treasury bonds near the close of this reporting period, while lastyear the ratio was around 94%. This difference in yield can be explained, to a large extent, by the fear of a flat tax that was prevalent last period but has since subsided. With the fear of a flat tax, prices of municipal bonds dropped and yield spreads narrowed relative to government bonds. Now that a flat tax seems unlikely, greater confidence in municipal bonds and limited supply have increased municipal bond prices relative to those of government bonds.



GRAPHIC MATERIAL 5 OMITTED - SEE APPENDIX AT END OF DOCUMENT



2. As a percentage of total long-term investments.


Looking ahead, we believe the supply of municipal bonds will continue to be low and demand constant. We intend to continue our policy of purchasing investment grade, essential-purpose bonds, seeking high current income and credit quality. The fund should continue to perform well assuming California's economy continues to grow and confidence remains high.


   Franklin California Tax-Free Income Fund
   Portfolio Breakdown on September 30, 1996
   Based on Total Long-Term Investments

                                  % of Total
                                   Long-Term
   Sector                         Investments
---------------------------------------------
   Utilities                        18.0%

   Certificates of Participation    15.4%

   Pre-refunded                     14.0%

   Tax-Allocation Bonds              8.6%

   Marks-Roos Bonds                  8.5%

   Transportation                    7.9%

   Hospitals                         7.6%

   Housing                           5.4%

   Mello-Roos Bonds                  4.3%

   General Obligations               3.5%

   Other Revenue                     2.1%

   Special Assessment Bonds
    (1915 Act)                       1.5%

   Health Care                       1.4%

   Sales Tax Revenue                 0.9%

   Education                         0.5%

   Industrial                        0.4%


For a complete list of portfolio holdings, please see page 17 of this report.



PERFORMANCE SUMMARY

Class I

The Franklin California Tax-Free Income Fund's Class I share price, as measured by net asset value, decreased 3 cents, from $7.18 on March 31, 1996, to $7.15 on September 30, 1996. This decrease was largely due to the 4.8 cent distribution paid in June 1996.

At the end of this reporting period, the fund's distribution rate was 5.78%, based on an annualization of the current monthly dividend of 3.6 cents ($0.036) per share and the maximum offering price of $7.47 on September 30, 1996. This double tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal and California state personal income tax bracket of 45.2% would need to earn 10.55% from a taxable investment to match the fund's tax-free distribution rate.


   Franklin California Tax-Free Income Fund
   Class I
   Dividend Distributions 4/01/96 - 9/30/96

                                          Dividend
   Month                                  per Share
   ------------------------------------------------

   April                                  3.7 cents

   May                                    3.7 cents

   June                                   3.7 cents

   July                                   3.6 cents

   August                                 3.6 cents

   September                              3.6 cents

   Total                                 21.9 cents




GRAPHIC MATERIAL 6 OMITTED - SEE APPENDIX AT END OF DOCUMENT



Franklin California Tax-Free Income Fund -- Class I

Periods Ended September 30, 1996

                                                                                     Since
                                                                                   Inception
                                                    1-Year    5-Year    10-Year    (2/01/77)
--------------------------------------------------------------------------------------------
        Cumulative Total Return1                    6.45%    40.36%     104.09%    220.00%
        Average Annual Total Return2                1.91%     6.10%       6.93%      5.86%

        Distribution Rate3                               5.78%
        Taxable Equivalent Distribution Rate4           10.55%
        30-Day Standardized Yield5                       5.17%
        Taxable Equivalent Yield4                        9.44%
--------------------------------------------------------------------------------------------

1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the maximum 4.25% initial sales charge. See Note below.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 4.25% initial sales charge. See Note below.

3. Based on an annualization of the current 3.6 cent per share monthly dividend and the maximum offering price of $7.47 on September 30, 1996.

4. Taxable equivalent distribution rate and yield assume the 1996 maximum combined federal and California state personal income tax bracket of 45.2%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1996.

Note: Prior to July 1, 1994, fund shares were offered at a lower initial sales charge with dividends reinvested at the offering price. Thus, actual total returns for purchasers of shares during that period would have been somewhat different than noted above. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a plan of distribution under Rule 12b-1, which affects subsequent performance.

All total return calculations assume reinvestment of dividends and capital gains at net asset value, and 12b-1 fees from the date of the plan's implementation. Your investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.



PERFORMANCE SUMMARY

Class II

The Franklin California Tax-Free Income Fund's Class II share price, as measured by net asset value, decreased 4 cents, from $7.18 on March 31, 1996, to $7.14 on September 30, 1996. This decrease was largely due to the 4.8 cent distribution paid in June 1996.

At the end of this reporting period, the fund's distribution rate was 5.41%, based on an annualization of the current monthly dividend of 3.25 cents ($0.0325) per share and the offering price of $7.21 on September 30, 1996. This double tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal and California state personal income tax bracket of 45.2% would need to earn 9.87% from a taxable investment to match the fund's tax-free distribution rate.


   Franklin California Tax-Free Income Fund
   Class II
   Dividend Distributions 4/01/96 - 9/30/96

                                          Dividend
   Month                                  per Share
   ------------------------------------------------

   April                                 3.33 cents

   May                                   3.33 cents

   June                                  3.33 cents

   July                                  3.25 cents

   August                                3.25 cents

   September                             3.25 cents

   Total                                19.74 cents



GRAPHIC MATERIAL 7 OMITTED - SEE APPENDIX AT END OF DOCUMENT



Franklin California Tax-Free Income Fund -- Class II

Periods Ended September 30, 1996

                                                                   Since
                                                                 Inception
                                                        1-Year   (5/01/95)
--------------------------------------------------------------------------

        Cumulative Total Return1                        5.70%     10.38%
        Average Annual Total Return2                    3.69%      5.78%

        Distribution Rate3                                   5.41%
        Taxable Equivalent Distribution Rate4                9.87%
        30-Day Standardized Yield5                           4.75%
        Taxable Equivalent Yield4                            8.67%
--------------------------------------------------------------------------


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the 1.0% initial sales charge and 1.0% contingent deferred sales charge (CDSC), applicable to shares redeemed within the first 18 months of investment.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and 1.0% CDSC, applicable to shares redeemed within the first 18 months of investment.

3. Based on an annualization of the 3.25 cent per share monthly dividend and the offering price of $7.21 on September 30, 1996.

4. Taxable equivalent distribution rate and yield assume the 1996 maximum combined federal and California state personal income tax bracket of 45.2%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1996.

All total return calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

Statement of Investments in Securities and Net Assets, September 30, 1996 (unaudited)

     Face                                                                                             Value
    Amount                                                                                          (Note 1)
----------------------------------------------------------------------------------------------------------------
                    Long Term Investments  97.6%
                    Bonds  93.3%.............................................................
                  ABAG Finance Authority of Nonprofit Corporations, COP,
  $ 3,955,000            6.75%, 08/01/20 ....................................................       $  4,092,674
    4,245,000            6.125%, 03/01/21 ...................................................          4,263,720
    5,570,000            Butte Valley -Tulelake Rural Health, 6.65%, 10/01/22 ...............          5,669,982
    1,250,000            Insured, Miramonte Mental Health Services, 6.60%, 07/01/22 .........          1,298,113
    2,000,000            Insured, Rehabilitation Mental Health Services, Inc. Project, 6.50%,
                          06/01/12 ..........................................................          2,058,020
    2,370,000            Insured, Rehabilitation Mental Health Services, Inc. Project, 6.55%,
                          06/01/22 ..........................................................          2,453,282
    2,325,000            Peninsula Family YMCA, Series A, 6.80%, 10/01/11 ...................          2,378,080
    2,800,000            United Way of Santa Clara County Project, 7.20%, 07/01/11 ..........          3,046,708
    4,500,000       ABAG Finance Corp., COP, ABAG XXV, 6.80%, 08/01/12 ......................          4,607,775
                    Adelanto Improvement Agency, Tax Allocation, Pre-Refunded,
   12,710,000            Adelanto Improvement Project, Series 1990, 8.00%, 08/01/20 .........         14,289,345
    1,870,000            Adelanto Improvement Project, Series 1991, 8.25%, 08/01/20 .........          2,184,815
    7,755,000            Refunding, Series 1985, 8.125%, 06/01/15 ...........................          8,693,433
   16,295,000       Agua Mansa Industrial Growth Association, Special Tax, CFD No. 89-1,
                     8.25%, 09/01/17 ........................................................         16,777,984
                    Alameda 1915 Act, Improvement Board,
   24,755,000            Harbor Bay Park, AD No. 92-1, 7.50%, 09/02/12 ......................         25,556,072
      170,000            Marina Village AD No. 84-3, Series 1986-1, 8.00%, 09/02/98 .........            175,088
      180,000            Marina Village AD No. 84-3, Series 1986-1, 8.00%, 09/02/99 .........            186,381
      195,000            Marina Village AD No. 84-3, Series 1986-1, 8.10%, 09/02/00 .........            201,909
      215,000            Marina Village AD No. 84-3, Series 1986-1, 8.10%, 09/02/01 .........            222,527
      230,000            Marina Village AD No. 84-3, Series 1986-1, 8.125%, 09/02/02 ........            237,979
      250,000            Marina Village AD No. 84-3, Series 1986-1, 8.20%, 09/02/03 .........            258,643
      270,000            Marina Village AD No. 84-3, Series 1986-1, 8.20%, 09/02/04 .........            279,223
      290,000            Marina Village AD No. 84-3, Series 1986-1, 8.20%, 09/02/05 .........            299,785
      315,000            Marina Village AD No. 84-3, Series 1986-1, 8.20%, 09/02/06 .........            325,496
   23,675,000       Alameda-Contra Costa Transit District, Refunding, COP, 7.60%, 08/01/18 ..         24,949,425
                    Alameda County COP, Capital Projects,
    6,400,000            6.00%, 06/01/22 ....................................................          6,260,096
    4,250,000            Series 1992, 6.25%, 06/01/06 .......................................          4,449,410
   10,500,000            Series 1992, 6.75%, 06/01/16 .......................................         10,963,785
    2,560,000       Alhambra RDA, Refunding, Tax Allocation, Industrial Redevelopment Project,
                     6.375%, 05/01/23 .......................................................          2,506,906
                    Anaheim COP,
    5,555,000            California Lutheran Homes, Pre-Refunded, 8.20%, 01/01/18 ...........          5,905,521
    5,885,000            Refunding, Anaheim Memorial Hospital Association, AMBAC Insured,
                          5.125%, 05/15/20 ..................................................          5,405,490
                    Anaheim Public Financing Authority Revenue,
 $ 25,940,000            Electric Utilities, San Juan 4, Second Series, FGIC Insured, 5.75%,
                          10/01/22 ..........................................................      $  25,732,221
    5,215,000            Local Agency, CFD, Series A, MBIA Insured, 5.75%, 09/01/14 .........          5,230,280
                    Antelope Valley, East Kern Water Agency, Special Tax, CFD No. 90-1, Series A,
    7,395,000            Issue 01/01/91, 8.60%, 09/01/21 ....................................          2,597,494
    4,820,000            Issue 04/01/91, 8.60%, 09/01/21 ....................................          1,693,025
                    Antelope Valley Insured Hospital District, COP, Series 1989,
    5,515,000            7.30%, 01/01/06 ....................................................          5,723,026
   21,600,000            7.35%, 01/01/20 ....................................................         22,409,136
                    Antioch 1915 Act,
    1,230,000            AD No. 26, Hillcrest, Series 1987, 8.00%, 09/02/04 .................          1,277,023
    1,485,000            AD No. 26, Hillcrest, Series 1987, 8.10%, 09/02/05 .................          1,535,817
    1,530,000            AD No. 26, Hillcrest, Series 1987, 8.10%, 09/02/06 .................          1,582,035
      355,000            AD No. 26, Hillcrest, Series 1987, 8.10%, 09/02/07 .................            366,999
      885,000            AD No. 27, Lone Tree, Series 1988, 8.20%, 09/02/09 .................            915,674
      885,000            AD No. 27, Lone Tree, Series 1988, 8.25%, 09/02/10 .................            915,665
      885,000            AD No. 27, Lone Tree, Series 1988, 8.25%, 09/02/11 .................            915,665
      885,000            AD No. 27, Lone Tree, Series 1988, 8.25%, 09/02/12 .................            915,665
      880,000            AD No. 27, Lone Tree, Series 1988, 8.25%, 09/02/13 .................            910,492
    5,000,000       Antioch Area Public Facilities Financing Authority, Special Tax, Community
                     Facilities District No. 1989-1, Refunding, FGIC Insured, 5.375%, 08/01/13         4,793,850
    4,895,000       Antioch Development Agency, Refunding, Tax Allocation, Project 1,
                     FGIC Insured, 6.40%, 09/01/17 ..........................................          5,154,973
    3,500,000       Apple Valley Insured Health Facilities Revenue, COP, 7.30%, 06/01/20 ....          3,736,880
                    Arcadia Hospital Revenue, Methodist Hospital of Southern California,
    2,295,000            6.50%, 11/15/12 ....................................................          2,344,044
    3,750,000            6.625%, 11/15/22 ...................................................          3,835,725
    9,000,000            Pre-Refunded, 7.875%, 08/01/10 .....................................          9,485,010
                    Arcata CDA, Tax Allocation, Community Development Project, Pre-Refunded,
    1,250,000            7.90%, 11/01/12 ....................................................          1,366,600
    1,590,000            7.90%, 11/01/13 ....................................................          1,703,621
   10,225,000       Azusa Public Financing Authority Revenue, Local Agency, Series A,
                     Pre-Refunded, 7.75%, 08/01/20 ..........................................         11,591,776
    5,200,000       Azusa Public Financing Authority Revenue, Refunding, Water Systems
                     Acquisition Project, Series A, FGIC Insured, 5.50%, 07/01/20 ...........          5,025,696
       10,000       Azusa RDA, SFRMR, Series A, GNMA Secured, 9.875%, 12/01/18 ..............             10,471
    5,750,000       Bakersfield COP, Waste Water Treatment Plant No. 3 Project, Pre-Refunded,
                     8.00%, 01/01/10 ........................................................          6,073,438
                    Bakersfield Hospital Revenue, Bakersfield Memorial Hospital, Series A,
  $ 2,205,000            6.375%, 01/01/12 ...................................................       $  2,233,378
    2,750,000            6.50%, 01/01/22 ....................................................          2,789,215
   11,070,000       Bakersfield Public Financing Authority Revenue, Series A, 6.10%, 09/15/10         11,225,755
                    Baldwin Park Public Financing Authority Revenue, Tax Allocation,
    2,000,000            Refunding, Series A, 7.10%, 09/01/24 ...............................          2,121,000
   12,630,000            Series A, 7.75%, 08/01/19 ..........................................         13,219,695
    5,795,000            Series B, 7.75%, 08/01/21 ..........................................          6,065,569
    1,455,000       Bell COP, Series 1990, Pre-Refunded, 8.75%, 11/01/20 ....................          1,613,566
                    Belmont RDA, Tax Allocation, Los Costanos Community Development, Series A,
    1,235,000            6.70%, 08/01/14 ....................................................          1,296,478
    2,080,000            6.25%, 08/01/17 ....................................................          2,100,446
    2,310,000            6.80%, 08/01/23 ....................................................          2,433,169
    3,500,000       Berkeley COP, AMBAC Insured, 7.50%, 06/01/19 ............................          3,715,810
                    Berkeley Hospital Revenue, Alta Bates Hospital, Pre-Refunded,
    7,110,000            Series 1985-B, 7.65%, 12/01/15 .....................................          7,902,338
    2,850,000            Series 1985-C, 7.60%, 12/01/15 .....................................          3,216,054
    2,580,000       Beverly Hills COP, Refunding, Civic Center Improvement Project, Series 1989,
                     7.00%, 06/01/15 ........................................................          2,741,431
    2,315,000       Blythe MFHR, Series 1989, 8.125%, 05/01/20 ..............................          2,325,348
                    Brea and Olinda USD, COP, Refunding, High School Refinancing Program,
   12,645,000            Series A, CGIC Insured, 6.25%, 08/01/18 ............................         13,069,872
    9,120,000            Series B, 7.00%, 08/01/18 ..........................................          9,423,331
                    Brea and Olinda USD, COP, Series 1989, Pre-Refunded,
    2,025,000            7.85%, 08/01/09 ....................................................          2,250,200
   11,835,000            7.90%, 08/01/18 ....................................................         13,166,793
                    Brea Public Finance Authority Revenue, Tax Allocation, Redevelopment Project,
                     Series A, MBIA Insured,
    1,720,000            7.00%, 08/01/15 ....................................................          1,888,199
    4,395,000            6.75%, 08/01/22 ....................................................          4,738,997
    6,315,000            7.00%, 08/01/23 ....................................................          6,918,335
   11,070,000       Brea Public Financing Authority Water Revenue, Series B, FGIC Insured,
                     6.25%, 07/01/21 ........................................................         11,385,274
                    Brea RDA, Refunding, Tax Allocation, Redevelopment Project, MBIA Insured,
   12,845,000            6.125%, 08/01/13 ...................................................         13,344,671
   11,320,000            5.75%, 08/01/23 ....................................................         11,303,586
   19,575,700       Brentwood 1915 Act, Improvement Board, AD No. 92-1, 8.40%, 09/02/17 .....         20,013,021
    2,000,000       Brentwood RDA, Tax Allocation, Brentwood Redevelopment Project, Series A,
                     7.70%, 11/01/08 ........................................................          2,126,940
    3,390,000       Brisbane COP, Civic Center Financing Project, Pre-Refunded, 8.25%, 04/01/18        3,655,708
  $ 5,700,000       Brisbane Public Finance Authority Revenue, 8.00%, 09/02/15 ..............       $  5,795,019
    7,000,000       Buena Park CRDA, Refunding, Tax Allocation, Central Business District Project,
                     Series A, 7.10%, 09/01/14 ..............................................          7,304,290
    1,600,000       Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 .....          1,677,040
                    Burbank RDA, Refunding, Tax Allocation, Series A,
    6,500,000            6.00%, 12/01/23 ....................................................          6,413,615
    5,000,000            City Center Redevelopment Project, CGIC Insured, 5.50%, 12/01/23 ...          4,822,100
    1,320,000       Butte Valley USD, COP, 7.75%, 03/01/15 ..................................          1,379,928
    5,455,000       Calexico COP, CRDA, Water and Waste Improvement Project, 7.80%, 11/01/13           5,610,795
    5,840,000       Calexico RDA, Tax Allocation, Refunding, Merged Central Business and
                     Residential, FSA Insured, 5.80%, 08/01/24 ..............................          5,831,415
                    Calexico USD, COP, Financing Project, Series 1992,
      745,000            7.25%, 09/01/08 ....................................................            782,228
    3,185,000            7.375%, 09/01/17 ...................................................          3,319,917
                    California Counties Lease Financing Authority, COP, CSAC Financing Corp.,
    2,565,000            Amador County Project, ETM, 7.70%, 10/01/09 ........................          3,110,806
    4,585,000            Contra Costa County Project II, Pre-Refunded, 7.85%, 10/01/09 ......          4,813,287
    4,165,000            Contra Costa County Project II, Pre-Refunded, 7.90%, 10/01/19 ......          4,374,375
    1,810,000            Glenn County Project, 8.125%, 10/01/08 .............................          1,832,571
    1,295,000            Trinity County Project, 7.70%, 10/01/09 ............................          1,336,181
                    California Educational Facilities Authority Revenue,
    1,685,000            Chapman College Project, 7.30%, 01/01/02 ...........................          1,800,810
    3,000,000            Chapman College Project, 7.50%, 01/01/18 ...........................          3,249,090
    1,100,000            Loyola Marymount University, Series B, 6.60%, 10/01/22 .............          1,176,967
    3,460,000            Refunding, Los Angeles Chiropractic College, 7.125%, 11/01/07 ......          3,576,844
    2,100,000            St. Mary's College of California Project, Pre-Refunded, 7.50%, 10/01/20       2,371,383
   17,480,000       California Health Facilities Authority Revenue, Pacific Presbyterian Medical
                     Center, Series C, 7.60%, 06/01/15 ......................................         18,833,476
                    California Health Facilities Financing Authority Revenue,
    7,300,000            Adventist Health System, Series A, 8.375%, 03/01/08 ................          7,523,745
    2,930,000            Adventist Health System, Series B, MBIA Insured, 6.25%, 03/01/21 ...          3,021,680
      910,000            CHFCLP Insured, AIDS Hospice Foundation, Pre-Refunded, 7.15%,
                          01/01/15 ..........................................................            999,153
    6,550,000            CHFCLP Insured, American Baptist Homes, Series A, 7.65%, 04/01/14 ..          6,902,063
    3,650,000            CHFCLP Insured, Association for Retarded Citizens of San Diego,
                          7.00%, 05/01/21 ...................................................          3,861,700
    3,560,000            CHFCLP Insured, California Autism Foundation, Inc., Series A, 6.25%,
                          11/01/20 ..........................................................          3,559,751
    1,575,000            CHFCLP Insured, Cedarknoll Health Facilities, Series B, 7.50%, 08/01/20       1,698,181
    4,500,000            CHFCLP Insured, Clinicas Del Camino, Series A, 6.55%, 05/01/25 .....          4,684,320
                    California Health Facilities Financing Authority Revenue, (cont.)
$   2,700,000            CHFCLP Insured, Episcopal Homes Foundation Project, Series A,
                          7.75%, 07/01/06 ...................................................       $  2,863,836
    9,860,000            CHFCLP Insured, Episcopal Homes Foundation Project, Series A,
                          7.80%, 07/01/15 ...................................................         10,526,339
    3,425,000            CHFCLP Insured, Episcopal Homes Foundation Project, Series A,
                          7.70%, 07/01/18 ...................................................          3,630,021
    7,750,000            CHFCLP Insured, Episcopal Homes Foundation Project, Series B,
                          7.80%, 07/01/06 ...................................................          7,916,935
   18,900,000            CHFCLP Insured, Episcopal Homes Foundation Project, Series B,
                          7.85%, 07/01/15 ...................................................         19,314,099
    4,240,000            CHFCLP Insured, Feedback Foundation, Inc., Series A, 6.50%, 12/01/22          4,369,278
    4,000,000            CHFCLP Insured, Lodi Memorial Hospital Association, Series A, 7.70%,
                          09/01/10 ..........................................................          4,389,600
    3,900,000            CHFCLP Insured, Marshall Hospital, Series A, 6.625%, 11/01/22 ......          4,061,577
    2,000,000            CHFCLP Insured, On Lok Senior Health Services, Series A, 6.40%,
                          12/01/12 ..........................................................          2,048,220
    7,525,000            CHFCLP Insured, On Lok Senior Health Services, Series A, 6.50%,
                          12/01/22 ..........................................................          7,754,437
    5,500,000            CHFCLP Insured, Small Facilities Loan, Health Facilities, Series A,
                          6.75%, 03/01/20 ...................................................          5,736,775
    3,000,000            CHFCLP Insured, South Coast Medical Center, 7.25%, 07/01/15 ........          3,190,500
    2,595,000            CHFCLP Insured, St. Paul's Episcopal Home, 6.50%, 09/01/14 .........          2,655,671
   25,000,000            Children's Hospital of Los Angeles, Series A, Pre-Refunded,
                          7.125%, 06/01/21 ..................................................         28,136,000
    1,400,000            Community Provider, Pooled Loan Program, Series A, 7.35%, 06/01/20 .          1,477,532
    2,545,000            County Program, Series B, 7.20%, 01/01/12 ..........................          2,620,179
    5,000,000            Kaiser Permanente, Series A, 7.00%, 10/01/18 .......................          5,307,950
    8,870,000            Kaiser Permanente, Series A, 6.75%, 10/01/19 .......................          9,355,721
   11,000,000            Kaiser Permanente, Series A, 6.50%, 12/01/20 .......................         11,514,580
   11,880,000            Marin General Hospital, Series A, Pre-Refunded, 8.20%, 08/01/14 ....         12,546,349
    3,500,000            Pomona Valley Community Hospital, Series A, 7.00%, 01/01/17 ........          3,544,975
   14,000,000            Pomona Valley Hospital Medical Center, 7.375%, 01/01/14 ............         15,098,860
    7,300,000            Refunding, Catholic Health Facilities, Series A, MBIA Insured, 6.00%,
                          07/01/17 ..........................................................          7,478,558
    1,000,000            Refunding, Catholic Health Facilities, Series A, MBIA Insured, 6.00%,
                          07/01/25 ..........................................................          1,014,200
    4,000,000            Refunding, Catholic Healthcare West, Series A, AMBAC Insured, 5.75%,
                          07/01/15 ..........................................................          4,012,280
   13,920,000            Refunding, Hospital of the Good Samaritan, 6.90%, 09/01/07 .........         14,992,258
                    California Health Facilities Financing Authority Revenue, (cont.)
 $ 71,050,000            Refunding, Hospital of the Good Samaritan, 7.00%, 09/01/21 .........      $  73,916,868
    1,750,000            Refunding, Insured, AIDS Health Care Foundation, Series C, 6.25%,
                          09/01/17 ..........................................................          1,780,415
    5,000,000            Refunding, Insured, Small Facilities Loan, Health Facilities, Series B,
                          7.50%, 04/01/22 ...................................................          5,618,100
    5,665,000            Refunding, Mills-Peninsula Hospital, Series A, Connie Lee Insured,
                          5.75%, 01/15/15 ...................................................          5,658,032
    8,250,000            Refunding, San Diego Hospital Association, Series A, MBIA Insured,
                          6.20%, 08/01/20 ...................................................          8,501,460
    7,000,000            Refunding, St. Francis Medical Center, Series H, AMBAC Insured,
                          6.35%, 10/01/23 ...................................................          7,391,300
    5,750,000            Refunding, Sutter/CHS Facility, Series A, MBIA Insured, 5.875%, 08/15/16      5,805,775
   21,145,000            San Diego Hospital Association, Series A, 6.95%, 10/01/21 ..........         22,475,655
   18,190,000            San Diego Hospital Association, Series B, Pre-Refunded, 8.25%, 08/01/18      19,225,375
    4,655,000            S.C. Presbyterian Health Facilities, Series A, 7.40%, 12/01/18 .....          4,861,589
    9,725,000            Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%, 10/01/22          10,198,899
    3,500,000            Sisters of Providence Project, Pre-Refunded, 8.375%, 10/01/07 ......          3,724,000
    1,375,000            St. Elizabeth Hospital Project, Health Facilities, Pre-Refunded, 6.30%,
                          11/15/15 ..........................................................          1,515,250
    7,500,000            Sutter Health, Series A, 6.70%, 01/01/13 ...........................          7,689,300
    1,275,000            Unihealth America, Series A, AMBAC Insured, 7.625%, 10/01/15 .......          1,365,665
    3,225,000            Walden House, State Guaranteed, 6.85%, 03/01/22 ....................          3,382,896
                    California HFA Revenue,
    6,675,000            Home Mortgage, Series 1986-B, 6.90%, 08/01/16 ......................          6,749,760
      425,000            Home Mortgage, Series 1988-A, 8.125%, 08/01/19 .....................            441,877
   13,085,000            Home Mortgage, Series 1988-B, 8.60%, 08/01/19 ......................         13,667,021
    3,175,000            Home Mortgage, Series 1988-C, 8.30%, 08/01/19 ......................          3,294,761
   18,840,000            Home Mortgage, Series 1988-E, 8.35%, 08/01/19 ......................         19,491,487
    2,075,000            Home Mortgage, Series 1988-F, 7.875%, 08/01/19 .....................          2,149,576
   11,700,000            Home Mortgage, Series 1988-G, 8.15%, 08/01/19 ......................         12,081,537
    2,385,000            Home Mortgage, Series 1989-A, 7.75%, 08/01/17 ......................          2,518,727
    6,585,000            Home Mortgage, Series 1989-B, 7.90%, 08/01/09 ......................          6,863,875
   38,405,000            Home Mortgage, Series 1989-B, 8.00%, 08/01/29 ......................         40,133,993
    6,465,000            Home Mortgage, Series 1989-D, 7.50%, 08/01/20 ......................          6,747,585
   28,720,000            Home Mortgage, Series 1989-D, 7.50%, 08/01/29 ......................         29,974,202
   14,540,000            Home Mortgage, Series 1989-E, 7.65%, 08/01/23 ......................         15,190,956
    7,650,000            Home Mortgage, Series 1989-E, 7.65%, 08/01/29 ......................          7,992,491
    7,135,000            Home Mortgage, Series 1989-G, 7.55%, 08/01/23 ......................          7,453,792
   16,515,000            Home Mortgage, Series 1990-A, 7.70%, 08/01/30 ......................         17,343,888
                    California HFA Revenue, (cont.)
 $ 56,200,000            Home Mortgage, Series 1990-C, 7.60%, 08/01/30 ......................      $  59,608,530
    3,875,000            Home Mortgage, Series 1990-D, 7.75%, 08/01/10 ......................          4,109,128
    2,915,000            Home Mortgage, Series 1991-D, 7.25%, 08/01/17 ......................          3,053,229
      895,000            Home Mortgage, Series 1991-F, 6.75%, 08/01/11 ......................            944,852
    4,400,000            Home Mortgage, Series 1991-G, 7.05%, 08/01/27 ......................          4,548,280
    6,975,000            Home Mortgage, Series 1994-A, 6.55%, 08/01/26 ......................          7,224,496
    9,010,000            Home Mortgage, Series 1994-E, 6.70%, 08/01/25 ......................          9,258,856
   14,090,000            cHome Mortgage, Series E, 6.375%, 08/01/27 .........................         14,269,366
   17,500,000            Home Mortgage, Series E, MBIA Insured, 6.15%, 08/01/25 .............         17,381,175
    3,350,000            Home Mortgage, Series F-1, 6.875%, 08/01/15 ........................          3,512,375
   20,760,000            Home Mortgage, Series F-1, 7.00%, 08/01/26 .........................         21,356,435
   20,500,000            Home Mortgage, Series H, 6.25%, 08/01/27 ...........................         20,582,820
    7,785,000            cHome Mortgage, Series N, 6.375%, 02/01/27 .........................          7,800,103
      465,000            Home Mortgage, SF, Series A, 10.25%, 02/01/14 ......................            470,854
      170,000            Home Mortgage, SF, Series B, 10.625%, 02/01/14 .....................            170,767
    2,340,000            Housing Revenue, Series 1985-B, MBIA Insured, 8.625%, 08/01/15 .....          2,452,694
    8,980,000            Housing Revenue, Series 1989-A, MBIA Insured, 7.65%, 08/01/24 ......          9,336,865
    4,365,000            Housing Revenue, Series 1994-E, MBIA Insured, 6.625%, 08/01/14 .....          4,572,250
   11,855,000            Housing Revenue, Series 1994-E, MBIA Insured, 6.75%, 08/01/26 ......         12,484,145
   11,345,000            Housing Revenue, Series 1994-F, MBIA Insured, 6.90%, 08/01/26 ......         11,898,636
    5,000,000            MFHR, Series A, AMBAC Insured, 6.25%, 02/01/37 .....................          5,060,150
    2,465,000            Multi-Unit Rental Housing, Series A, 6.875%, 02/01/22 ..............          2,493,175
   11,250,000       California HFA, SFM, Purchase Issue A-2, Refunding, 6.45%, 08/01/25 .....         11,508,863
                    California Mobilehome Park Financing Authority Revenue, Series A, FSA Insured,
      105,000            3.85%, 10/01/97 ....................................................            104,685
      140,000            4.20%, 10/01/98 ....................................................            139,707
      115,000            4.50%, 10/01/99 ....................................................            114,808
      120,000            4.65%, 10/01/00 ....................................................            119,956
      125,000            4.80%, 10/01/01 ....................................................            125,219
      130,000            4.95%, 10/01/02 ....................................................            130,601
      135,000            5.05%, 10/01/03 ....................................................            135,710
      140,000            5.15%, 10/01/04 ....................................................            140,819
      150,000            5.25%, 10/01/05 ....................................................            150,960
    5,895,000            6.25%, 10/01/25 ....................................................          6,103,506
                    California PCFA, PCR,
    1,750,000            Pacific Gas & Electric Co., Series A, 6.625%, 06/01/09 .............          1,862,560
  134,770,000            Pacific Gas & Electric Co., Series B, 8.875%, 01/01/10 .............        143,769,941
    2,500,000            Small Business, Desert Valley, Series A, 7.625%, 10/01/00 ..........          2,523,475
    2,510,000            Southern California Edison Co., 6.90%, 12/01/17 ....................          2,662,106
                    California PCFA, PCR, (cont.)
 $ 12,120,000            Southern California Edison Co., Series B, 6.40%, 12/01/24 ..........      $  12,738,968
   29,000,000            Southern California Edison Co., Series B, MBIA Insured, 6.40%, 12/01/24      29,642,930
   17,205,000       California PCFA Revenue, Solid Waste Disposal, Keller Canyon Landfill Co.
                     Project, 6.875%, 11/01/27 ..............................................         18,010,882
                    California Public Capital Improvements Financing Authority Revenue,
                     Pooled Projects,
   26,555,000            Joint Powers Agency, Series E, 8.375%, 03/01/03 ....................         27,982,331
   62,925,000            Series A, 8.40%, 03/01/08 ..........................................         66,038,529
  121,300,000            Series A, 8.50%, 03/01/18 ..........................................        127,295,859
                    California Special Districts Association Finance Corp., COP,
      970,000            Series F, 8.10%, 09/01/10 ..........................................            997,723
    1,630,000            Series H, 7.75%, 02/01/15 ..........................................          1,688,615
    1,500,000            Series H, 7.80%, 02/01/21 ..........................................          1,553,895
    1,385,000            Series N, 8.30%, 03/01/12 ..........................................          1,444,195
    1,000,000            Series O, 7.40%, 03/01/17 ..........................................          1,037,290
                    California Special Districts Finance Authority, COP, Series A,
   18,775,000            8.40%, 07/01/05 ....................................................         20,072,728
   70,000,000            8.50%, 07/01/18 ....................................................         74,109,700
                    California Special Districts Lease Financing Program, COP,
    3,000,000            Series C, 7.90%, 04/01/14 ..........................................          3,069,960
    1,100,000            Series E, 7.70%, 12/01/09 ..........................................          1,129,711
    3,100,000            Series E, 7.75%, 12/01/19 ..........................................          3,180,166
    2,000,000       California State Department of Transportation, COP, East Bay State Building,
                     Series A, 6.50%, 03/01/16 ..............................................          2,088,060
                    California State Department of Water Resources, Central Valley Project,
                     Water System Revenue,
   12,740,000            Refunding, Series L, 5.75%, 12/01/19 ...............................         12,514,884
   52,395,000            Refunding, Series L, 5.50%, 12/01/23 ...............................         50,253,616
   40,070,000            Refunding, Series L, 5.875%, 12/01/25 ..............................         40,151,743
   31,375,000            Series J-1, 6.00%, 12/01/20 ........................................         31,731,420
   13,140,000            Series J-2, 6.00%, 12/01/20 ........................................         13,289,270
   26,010,000            Series J-3, 6.00%, 12/01/20 ........................................         26,305,474
   13,035,000            Series K, 6.00%, 12/01/21 ..........................................         13,204,716
    4,000,000            Series K, 6.40%, 12/01/26 ..........................................          4,184,520
                    California State GO,
    5,500,000            5.50%, 03/01/20 ....................................................          5,282,970
    6,680,000            5.75%, 03/01/23 ....................................................          6,661,563
   26,490,000            MBIA Insured, 6.00%, 08/01/24 ......................................         26,860,065
    2,750,000            Series 1991, 6.30%, 02/01/04 .......................................          2,980,863
                    California State GO, (cont.)
  $ 2,500,000            Series 1991, 6.40%, 02/01/05 .......................................       $  2,732,250
      500,000            Series 1991, 6.40%, 02/01/06 .......................................            548,895
   13,625,000            Series 1991, 6.60%, 02/01/10 .......................................         15,135,468
    1,000,000            Series 1992, 6.25%, 09/01/12 .......................................          1,082,110
    5,000,000            Series 1992, FGIC Insured, 5.75%, 11/01/17 .........................          5,012,500
    5,000,000            Series 1992, FGIC Insured, 6.00%, 08/01/19 .........................          5,088,600
    7,000,000            Series 1994, 6.00%, 03/01/24 .......................................          7,140,630
   30,290,000            Series 1994, 6.00%, 05/01/24 .......................................         30,907,007
   21,920,000            Various Purposes, 5.50%, 04/01/15 ..................................         21,373,754
   19,600,000            Various Purposes, 5.75%, 03/01/19 ..................................         19,549,824
   42,250,000            Various Purposes, 5.90%, 04/01/23 ..................................         42,614,195
    8,000,000            Various Purposes, AMBAC Insured, 5.90%, 03/01/25 ...................          8,086,240
    6,500,000            Various Purposes, FSA Insured, 5.50%, 04/01/19 .....................          6,248,775
    5,430,000            Various Purposes, MBIA Insured, 6.00%, 10/01/21 ....................          5,512,482
    3,780,000            Various Purposes, Series 1991, 6.50%, 09/01/10 .....................          4,175,010
                    California State GO, Veterans Bonds,
    2,000,000            Series AX, 7.00%, 04/01/16 .........................................          2,025,440
   29,000,000            Series BD, BE, and BF, 6.40%, 02/01/22 .............................         29,542,880
   50,000,000            Series BD, BE, and BF, 6.55%, 02/01/25 .............................         51,160,000
   11,500,000            Series BD, BE, and BF, AMBAC Insured, 6.20%, 02/01/16 ..............         11,615,460
   32,500,000            Series BD, BE, and BF, AMBAC Insured, 6.375%, 02/01/27 .............         32,995,950
   16,495,000       California State HFA, HMR, Series L, MBIA Insured, 6.40%, 08/01/27 ......         16,794,384
                    California State Public Works, Board Lease Revenue,
    9,835,000            California Community Colleges, Series A, 6.75%, 09/01/11 ...........         10,437,886
    5,000,000            California State University, Library Projects, Series A, 6.25%, 09/01/16      5,046,250
    5,250,000            California State University, Various Projects, Series A, 6.30%, 10/01/04      5,646,638
    6,815,000            California State University, Various Projects, Series A, 6.375%, 10/01/05     7,319,378
   10,695,000            California State University, Various Projects, Series A, 6.50%, 10/01/06     11,497,339
    8,610,000            California State University, Various Projects, Series A, 6.625%, 10/01/10     9,109,983
   11,480,000            California State University, Various Projects, Series A, 6.375%, 10/01/14    11,834,847
   23,130,000            California State University, Various Projects, Series A, 6.375%, 11/01/14    23,954,122
   51,770,000            California State University, Various Projects, Series A, 6.70%, 10/01/17     54,513,810
    2,150,000            California State University, Various Projects, Series A, 6.375%, 10/01/19     2,208,308
    7,000,000            Department of Corrections, California State Prison at Coalinga, Series B,
                          MBIA Insured, 5.375%, 12/01/19 ....................................          6,657,070
   11,470,000            Department of Corrections, Calipatria State Prison, Imperial County,
                          Series A, 6.50%, 09/01/11 .........................................         11,947,496
   10,000,000            Department of Corrections, Corcoran II Facility, California Substance
                          Abuse Treatment, AMBAC Insured, 5.50%, 01/01/15 ...................          9,874,400
                    California State Public Works, Board Lease Revenue, (cont.)
  $ 9,980,000            Department of Corrections, Corcoran II Facility, Series A, AMBAC
                          Insured, 5.50%, 01/01/17 ..........................................       $  9,787,985
   10,000,000            Department of Corrections, Corcoran II Facility, Series A, AMBAC
                          Insured, 5.25%, 01/01/21 ..........................................          9,361,800
    5,500,000            Department of Justice Building, Series A, FSA Insured, 5.80%, 05/01/15        5,538,555
    5,000,000            Department of Justice Building, Series A, FSA Insured, 5.625%, 05/01/20       4,913,250
    7,725,000            Franchise Tax Board, Phase II, Series A, 6.25%, 09/01/11 ...........          7,915,653
   18,560,000            Secretary of State, Series A, 6.75%, 12/01/12 ......................         19,617,363
    3,000,000            Southern California Veterans Home, Series A, 6.375%, 10/01/08 ......          3,209,280
    3,750,000            Southern California Veterans Home, Series A, 6.50%, 10/01/14 .......          3,900,825
    4,700,000            University of California, Various Projects, Series A, AMBAC Insured,
                          6.40%, 12/01/16 ...................................................          4,987,358
    7,415,000            University of California, Various Projects, Series B, 6.625%, 12/01/14        7,814,891
   10,000,000            University of California, Various Projects, Series B, 5.50%, 06/01/19         9,372,300
    5,000,000            Various Community College Projects, Series A, 5.625%, 12/01/18 .....          4,765,450
    2,185,000       California State University Foundation Revenue, Hayward Auxiliary
                     Organization, MBIA Insured, 6.25%, 08/01/20 ............................          2,289,334
                    California Statewide CDA Revenue, COP,
    2,255,000            6.10%, 12/01/15 ....................................................          2,278,407
   11,240,000            Catholic Health Care West, MBIA Insured, 5.50%, 07/01/23 ...........         10,842,554
   23,530,000            Cedars Sinai Medical Center, 6.75%, 08/01/22 .......................         24,297,313
    5,120,000            CHFCLP Insured, 7.25%, 12/01/22 ....................................          5,618,739
    2,590,000            CHFCLP Insured Health Facilities, AIDS Project, Series A, 6.25%,
                          08/01/22 ..........................................................          2,626,467
    2,765,000            CHFCLP Insured Health Facilities, Children's Campus, 6.375%, 09/01/12         2,825,858
    3,000,000            CHFCLP Insured Health Facilities, Children's Campus, 6.50%, 09/01/22          3,098,880
    9,600,000            CHFCLP Insured Health Facilities, Eskaton Properties, 6.75%, 05/01/21        10,050,432
   16,000,000            CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
                          5.75%, 10/01/25 ...................................................         15,977,440
    5,365,000            Gemological Institute, Connie Lee Insured, 6.00%, 05/01/15 .........          5,465,594
    3,775,000            Gemological Institute, Connie Lee Insured, 6.00%, 05/01/20 .........          3,830,870
    4,755,000            Gemological Institute, Connie Lee Insured, 6.00%, 05/01/25 .........          4,806,639
    2,000,000            Refunding, CHFCLP Insured Hospital, Triad Health Care, 6.25%, 08/01/06        2,064,980
   80,230,000            Refunding, CHFCLP Insured Hospital, Triad Health Care, 6.50%, 08/01/22       80,806,051
    7,000,000            Refunding, CHFCLP Insured, Retirement Housing Foundation, 6.625%,
                          04/15/12 ..........................................................          7,253,260
   16,000,000            Refunding, CHFCLP Insured, Retirement Housing Foundation, 6.75%,
                          04/15/22 ..........................................................         16,747,840
                         California Statewide CDA Revenue, COP, (cont.)
   $  250,000            Refunding, Health Facilities, Barton Memorial Hospital, Series B, 6.40%,
                          12/01/05 ..........................................................          $ 254,675
    6,465,000            Refunding, Sutter Health Obligated Group, AMBAC Insured, 6.00%,
                          08/15/09 ..........................................................          6,643,757
    9,330,000            Refunding, Sutter Health Obligated Group, AMBAC Insured, 6.125%,
                          08/15/22 ..........................................................          9,601,596
   10,925,000            Refunding, Sutter Health Obligated Group, MBIA Insured, 5.50%,
                          08/15/23 ..........................................................         10,538,255
    7,065,000            Salk Institute, Connie Lee Insured, 6.20%, 07/01/24 ................          7,240,636
    8,395,000            St. Joseph Health System Group, 6.50%, 07/01/15 ....................          8,852,360
   12,500,000            St. Joseph Health System Group, 6.625%, 07/01/21 ...................         13,248,375
   25,520,000            Sutter Health Obligation Group, MBIA Insured, 5.50%, 08/15/22 ......         24,631,138
                    California Statewide CDA,
   21,000,000            Lease Revenue, Refunding, Oakland Convention Center Project,
                          AMBAC Insured, 5.50%, 10/01/14 ....................................         20,507,970
    8,000,000            MFHR, Series E, 6.40%, 06/01/28 ....................................          8,081,680
    4,615,000            Water Revenue, Refunding, Series A, 6.10%, 07/01/21 ................          4,712,976
                    California Statewide Community Development Corp., COP,
    1,675,000            CHFCLP Insured, United Western Medical Centers, 6.80%, 12/01/09 ....          1,779,721
   23,100,000            CHFCLP Insured, United Western Medical Centers, 6.75%, 12/01/21 ....         24,134,880
    4,730,000            CHFCLP Insured, Villaview Community Hospital, 7.00%, 09/01/09 ......          5,089,054
    6,270,000            Pacific Homes, Series A, 6.00%, 04/01/17 ...........................          6,282,352
    2,575,000       California Urban Waterfront Area Restoration, 7.40%, 10/01/20 ...........          2,698,986
    5,125,000       Camarillo COP, Capital Improvement Corp., Pre-Refunded, 7.625%, 04/01/08           5,616,129
    1,570,000       Cambria Community Services, Sewer and Water District Revenue, Refunding,
                     BIG Insured, Pre-Refunded, 7.40%, 05/01/15 .............................          1,719,668
      940,000       Cambria Community Services, Sewer District Revenue, Refunding, BIG Insured,
                     Pre-Refunded, 7.40%, 05/01/15 ..........................................          1,029,610
    1,410,000       Campbell COP, Refunding, Civic Center Project, Series 1991, 6.75%, 10/01/17        1,473,760
    5,615,000       Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A,
                     6.625%, 10/20/34 .......................................................          5,752,287
    3,250,000       Campbell USD, Series A, MBIA Insured, 6.25%, 08/01/19 ...................          3,392,708
    5,120,000       Camrosa Water District, COP, Water System Improvement Projects,
                     MBIA Insured, 6.00%, 01/15/20...........................................          5,213,798
    2,800,000       Capistrano Bay Park and Recreation District, COP, Special Lease Finance,
                     Series Q, 6.35%, 08/01/12 ..............................................          2,804,284
                    Capistrano Unified Public Financing Authority, Special Tax Revenue,
                     Refunding, First Lien, Series A, AMBAC Insured,
   16,770,000            5.70%, 09/01/16 ....................................................         16,749,205
   10,640,000            5.70%, 09/01/20 ....................................................         10,557,008
  $ 5,000,000       Capitola COP, Capitola Public Facilities Corp., Pre-Refunded, 7.80%, 08/01/03    $ 5,037,600
    3,000,000       Carlsbad COP, Carlsbad Public Improvement Corp., 8.00%, 08/01/08 ........          3,226,260
                    Carson RDA, Refunding, Project Area No. 1, Series 1992,
    3,965,000            6.375%, 10/01/12 ...................................................          4,008,179
    1,565,000            6.375%, 10/01/16 ...................................................          1,577,144
                    Castaic Lake Water Agency, COP, Water System Improvement Project,
   11,540,000            Refunding, Series A, MBIA Insured, 6.125%, 08/01/15 ................         12,027,450
    5,345,000            Refunding, Series A, MBIA Insured, 6.00%, 08/01/18 .................          5,459,811
   35,000,000            Series 1990, Pre-Refunded, 7.35%, 08/01/20 .........................         39,124,400
   11,210,000       Cathedral City Public Financing Authority Revenue, Refunding, Tax Allocation,
                     Redevelopment Projects, Series A, MBIA Insured, 5.70%, 08/01/24 ........         11,193,409
                    Central Coast Water Authority Revenue, Water State Project, Regional
                     Facilities, Series 1992, AMBAC Insured,
   10,000,000            6.50%, 10/01/14 ....................................................         10,830,700
   26,635,000            6.60%, 10/01/22 ....................................................         28,983,408
    5,800,000       Central San Joaquin Water Conservation District, COP, Series 1990, 7.65%,
                     12/01/18 ...............................................................          5,814,848
    5,500,000       Cerritos Public Financing Authority Revenue, Los Coyotes Redevelopment
                     Project, Loan, Series A, AMBAC Insured, 5.75%, 11/01/22 ................          5,492,300
    5,000,000       Chaffey Community College District, COP, 7.40%, 11/01/14 ................          5,407,550
    1,955,000       Chico Public Financing Authority Revenue, Southeast Chico Redevelopment
                     Project, Series A, FGIC Insured, 6.625%, 04/01/21 ......................          2,084,695
                    Chico RDA Revenue, COP, Insured Health Facilities, Sierra Sunrise Lodge,
    4,110,000            6.80%, 02/01/11 ....................................................          4,320,227
    2,800,000            6.75%, 02/01/21 ....................................................          2,905,924
    9,980,000       Chino RDA, Tax Allocation, Central City Redevelopment Project, 7.00%,
                     09/01/22 ...............................................................         10,438,581
                    Chino USD, COP,
    2,655,000            Land Acquisition, Series C, BIG Insured, Pre-Refunded, 7.45%, 09/01/24        2,932,155
    7,895,000            Land Acquisition, Series D, BIG Insured, 7.45%, 09/01/24 ...........          8,138,640
      525,000            Land Acquisition, Series E, BIG Insured, 7.50%, 09/01/24 ...........            538,540
    2,540,000            Land Acquisition, Series G, BIG Insured, Pre-Refunded, 7.35%, 09/01/24        2,798,267
    8,695,000            Refunding, Capital Construction Project, Series A, Pre-Refunded, 8.00%,
                          09/01/04 ..........................................................          9,472,594
    5,000,000       Chula Vista RDA, COP, Capital Improvements Project, Series A,
                     Pre-Refunded, 8.75%, 09/01/12 ..........................................          5,322,950
                    Clayton 1915 Act, Limited Obligation, Contra Costa County, Oakhurst
                     Country Club,
      305,000            8.10%, 09/02/01 ....................................................            315,678
      450,000            8.20%, 09/02/02 ....................................................            465,746
                    Clayton 1915 Act, Limited Obligation, Contra Costa County,
                     Oakhurst Country Club, (cont.)
   $  465,000            8.25%, 09/02/03 ....................................................          $ 481,168
      580,000            8.30%, 09/02/04 ....................................................            600,045
      680,000            8.30%, 09/02/05 ....................................................            703,215
      655,000            8.35%, 09/02/06 ....................................................            677,218
      790,000            8.35%, 09/02/07 ....................................................            816,465
      830,000            8.375%, 09/02/08 ...................................................            857,539
      880,000            8.375%, 09/02/09 ...................................................            909,014
       95,000            8.40%, 09/02/10 ....................................................             98,122
      915,000            8.40%, 09/02/11 ....................................................            945,067
    1,115,000            8.40%, 09/02/12 ....................................................          1,151,405
    1,245,000            8.40%, 09/02/13 ....................................................          1,285,649
    6,370,000       Clayton Special Tax, CFD No. 90-1, 8.60%, 09/02/22 ......................          6,689,519
    3,000,000       Clovis CDA, Tax Allocation, Pre-Refunded, 7.625%, 08/01/15 ..............          3,239,850
    2,670,000       Clovis COP, 7.20%, 08/01/11 .............................................          2,787,827
    1,750,000       Coachella RDA, Refunding, Tax Allocation, Project Area No. 4, Pre-Refunded,
                     8.45%, 09/01/20 ........................................................          2,024,663
    3,000,000       Coachella Valley COP, ID No. 71, Storm Water District, Flood Central Project,
                     6.75%, 10/01/12 ........................................................          3,164,550
    6,375,000       Coachella Valley USD, COP, 8.25%, 09/01/12 ..............................          6,766,553
    8,120,000       Coalinga Public Financing Authority Revenue, Series B, 6.625%, 09/15/21 .          8,165,634
                    Coast Community College District, Refunding, COP, Coastline Community
                     College, Second Project,
    1,360,000            7.90%, 02/01/99 ....................................................          1,399,494
    1,450,000            8.00%, 02/01/00 ....................................................          1,492,326
    1,595,000            8.05%, 02/01/01 ....................................................          1,641,542
    1,665,000            8.10%, 02/01/02 ....................................................          1,713,585
    1,860,000            8.10%, 02/01/03 ....................................................          1,913,959
    2,010,000            8.10%, 02/01/04 ....................................................          2,067,968
                    Coastside County Water District, 1915 Act, Improvement Board, Crystal
                     Springs, AD No. 1,
      910,000            7.00%, 09/02/02 ....................................................            940,585
      915,000            7.10%, 09/02/03 ....................................................            945,753
      910,000            7.15%, 09/02/04 ....................................................            940,585
      635,000            7.20%, 09/02/05 ....................................................            656,342
      635,000            7.25%, 09/02/06 ....................................................            656,336
                    Colton Public Financing Authority Revenue, Tax Allocation,
    5,855,000            Series A, 7.60%, 05/15/19 ..........................................          6,035,100
   20,830,000            Series B, 7.60%, 05/15/19 ..........................................         21,470,731
  $ 4,100,000       Colton RDA, MFR, Seniors Housing Project, Series A, 7.75%, 07/01/22 .....       $  4,232,758
    1,555,000       Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 02/01/18 ........          1,592,180
   31,825,000       Commerce Energy Authority Revenue, Refunding, Collateralized, 8.75%,
                     07/01/10 ...............................................................         35,564,438
                    Commerce RDA, Tax Allocation, Project Area No. 1, Series 1988-A,
    1,000,000            7.60%, 08/01/98 ....................................................          1,044,770
    1,655,000            7.70%, 08/01/99 ....................................................          1,759,199
    1,420,000            7.75%, 08/01/00 ....................................................          1,509,346
   16,000,000            8.00%, 08/01/10 ....................................................         16,980,160
                    Compton CRDA, Tax Allocation,
    7,375,000            Series 1, CGIC Insured, 6.75%, 08/01/13 ............................          7,396,461
   13,000,000            Walnut Industrial Park, Series 1985, AMBAC Insured, Pre-Refunded,
                          10.20%, 08/01/09 ..................................................         15,346,760
                    Compton Public Finance Authority Revenue, Pre-Refunded,
      935,000            Rosecrans Redevelopment Project Area No. 1, Series B, 9.25%, 02/01/01                     995,373
   24,715,000            Walnut Industrial Park Project, Series A, 9.30%, 08/01/13 ..........         26,165,029
                    Compton Sewer Revenue, Series 1993,
    1,405,000            6.60%, 07/01/12 ....................................................          1,448,822
    4,535,000            6.75%, 07/01/23 ....................................................          4,706,378
                    Concord RDA, Refunding, Tax Allocation, Central Concord Redevelopment
                     Project,
    5,000,000            AMBAC Insured, 5.25%, 07/01/13 .....................................          4,779,600
    8,395,000            Sub-Series A, 6.00%, 07/01/19 ......................................          8,091,773
                    Contra Costa County, COP,
   11,740,000            Merrithew Memorial Hospital, 6.60%, 11/01/12 .......................         12,268,887
   49,500,000            Merrithew Memorial Hospital, 6.625%, 11/01/22 ......................         51,486,435
    4,500,000            Series 1994, 6.50%, 08/01/24 .......................................          4,594,410
    5,930,000       Contra Costa County MFHR, Refunding, Byron Park Project, Series C,
                     GNMA Secured, 6.40%, 01/20/31 ..........................................          6,047,355
                    Contra Costa Transportation Authority Revenue, Sales Tax, Series A, ETM,
   13,900,000            6.875%, 03/01/07 ...................................................         15,693,100
    1,000,000            FGIC Insured, 6.50%, 03/01/09 ......................................          1,088,090
    6,000,000       Contra Costa Water Treatment Authority Revenue, Refunding, Series A,
                     FGIC Insured, 5.75%, 10/01/20 ..........................................          5,992,200
    1,415,000       Corcoran Hospital District Revenue, Series A, 6.55%, 07/01/12 ...........          1,448,408
                    Corona 1915 Act,
      760,000            AD No. 79-2, Northeast Area, Series B, 7.625%, 09/02/98 ............            783,476
      815,000            AD No. 79-2, Northeast Area, Series B, 7.75%, 09/02/99 .............            844,519
      875,000            AD No. 79-2, Northeast Area, Series B, 7.80%, 09/02/00 .............            906,500
      945,000            AD No. 79-2, Northeast Area, Series B, 7.80%, 09/02/01 .............            978,614
                    Corona 1915 Act, (cont.)
  $ 1,015,000            AD No. 79-2, Northeast Area, Series B, 7.85%, 09/02/02 .............       $  1,050,890
    1,090,000            AD No. 79-2, Northeast Area, Series B, 7.85%, 09/02/03 .............          1,128,074
    1,180,000            AD No. 79-2, Northeast Area, Series B, 7.85%, 09/02/04 .............          1,220,734
    1,390,000            Refunding, AD No. 79-2 & 80-1, 8.10%, 09/02/99 .....................          1,442,292
    1,500,000            Refunding, AD No. 79-2 & 80-1, 8.10%, 09/02/00 .....................          1,555,800
    1,625,000            Refunding, AD No. 79-2 & 80-1, 8.10%, 09/02/01 .....................          1,684,768
    1,755,000            Refunding, AD No. 79-2 & 80-1, 8.10%, 09/02/02 .....................          1,818,812
    1,890,000            Refunding, AD No. 79-2 & 80-1, 8.10%, 09/02/03 .....................          1,957,927
    2,045,000            Refunding, AD No. 79-2 & 80-1, 8.10%, 09/02/04 .....................          2,117,638
   23,500,000       Corona CFD No. 90-1, Special Tax, Series A, 8.40%, 09/01/20 .............         23,813,255
                    Corona COP,
   15,000,000            Corona Community Hospital Project, Pre-Refunded, 9.425%, 09/01/20 ..         19,883,700
    5,765,000            Public Improvement Corp., Waste Water Treatment Facility, 7.625%,
                          08/01/16 ..........................................................          5,908,606
   22,325,000            Refunding, Vista Hospital System, Series C, 9.50%, 07/01/20 ........         23,451,296
    3,000,000       Corona RDA, Tax Allocation, Refunding, Redevelopment Project Area A,
                     Series A, FGIC Insured, 6.25%, 09/01/16 ................................          3,144,270
   24,125,000       Corona-Norco USD, Lease Revenue, Land Acquisition, Series A, FSA Insured,
                     6.00%, 04/15/29 ........................................................         24,456,236
                    Corona-Norco USD, Special Tax,
    4,015,000            CFD No. 7, 9.30%, 11/01/07 .........................................          4,228,437
    5,195,000            CFD No. 88-1, Pre-Refunded, 7.55%, 10/01/14 ........................          5,786,191
   13,000,000       Coronado CDA, Tax Allocation, Coronado Community Development Project,
                     MBIA Insured, Pre-Refunded, 6.30%, 09/01/22 ............................         14,259,310
   16,790,000       Covina CDA, Tax Allocation, Covina Revitalization No. 1, 9.75%, 11/01/09          17,807,474
    2,100,000       CSAC Finance Corp., COP, Sutter County, Health Facilities Program, 7.80%,
                     01/01/21 ...............................................................          2,111,865
    1,750,000       Cucamonga School District, COP, 7.60%, 12/01/15 .........................          1,851,605
                    Culver City Redevelopment Finance Authority Revenue, Subordinated Lien,
                     Project Loans, Series B,
    1,630,000            AMBAC Insured, 7.50%, 12/01/08 .....................................          1,785,062
    7,955,000            AMBAC Insured, 7.60%, 12/01/15 .....................................          8,747,159
    3,370,000            Pre-Refunded, 7.50%, 12/01/08 ......................................          3,744,205
   16,445,000            Pre-Refunded, 7.60%, 12/01/15 ......................................         18,319,072
                    Cupertino COP,
    4,110,000            Memorial Park Expansion Project, Bank Qualified, Pre-Refunded,
                          7.25%, 07/01/10 ...................................................          4,572,211
    5,000,000            Refunding, Series A, 5.75%, 01/01/16 ...............................          4,770,200
    3,535,000            Refunding, Series B, 6.25%, 07/01/10 ...............................          3,604,003
$   3,440,000       Cypress COP, Civic Center, Refunding & Improvement Project, 6.80%,
                     08/01/17 ...............................................................       $  3,542,959
    1,230,000       Desert Hot Springs RDA, Tax Allocation, Redevelopment Project No. 2,
                     Series A, 6.625%, 09/01/20 .............................................          1,241,833
    5,370,000       Duarte COP, City Civic Center, Refunding, 7.00%, 06/15/22 ...............          5,639,252
                    Duarte RDA, Refunding, Tax Allocation,
   13,085,000            Davis Addition Project, 8.375%, 06/01/17 ...........................         13,545,461
    1,935,000            Las Lomas Redevelopment Project, 8.00%, 08/01/07 ...................          1,985,774
   15,100,000       East Bay MUD Revenue, Water System, Refunding, Series 1992, 6.00%,
                     06/01/20 ...............................................................         15,264,590
                    East Bay Regional Park District,
    1,220,000            Series 1989, 6.25%, 09/01/13 .......................................          1,251,391
    3,390,000            Series C, FGIC Insured, 6.00%, 09/01/20 ............................          3,445,867
                    Eastern Municipal Water District Revenue, Water and Sewer, COP,
   16,055,000            Refunding, Series A, 6.90%, 07/01/23 ...............................         16,265,802
    7,975,000            Refunding, Series A, FGIC Insured, 6.30%, 07/01/20 .................          8,245,034
    3,500,000            Series 1991, 6.00%, 07/01/23 .......................................          3,528,525
    3,750,000            Series 1991, MBIA Insured, 6.00%, 07/01/23 .........................          3,799,313
   10,975,000       Eden Township Hospital District Revenue, COP, Insured Health Facility,
                     Eden Hospital Health Services Corp., Pre-Refunded, 7.80%, 07/01/18 .....         11,865,073
    1,500,000       El Camino Hospital District Revenue, Crossover Refunding, COP, Series A,
                     8.50%, 09/01/17 ........................................................          1,580,985
    8,945,000       El Camino Hospital District Revenue, Refunding, Series A, 7.25%, 08/15/09          9,668,829
    5,500,000       El Dorado County Board Authority Lease Revenue, Capital Facilities Project,
                     7.40%, 11/01/09 ........................................................          5,958,590
    3,390,000       El Dorado Union High School District, COP, Capital Projects, 6.30%, 08/01/12       3,454,546
    2,570,000       El Monte Public Financing Authority Revenue, Tax Allocation, Downtown
                     El Monte Redevelopment Project, Series A, 6.35%, 12/01/23 ..............          2,508,037
    2,590,000       Elsinore Valley Municipal Water District, COP, Series A, Refunding, FGIC
                     Insured, 5.75%, 07/01/19 ...............................................          2,604,193
    6,085,000       Emeryville Public Financing Authority Revenue, Incremental Lien, 6.20%,
                     09/01/25 ...............................................................          6,106,906
    1,165,000       Empire Union School District, COP, Garst School Supplies Financing Project,
                     6.75%, 12/01/17 ........................................................          1,208,955
    2,700,000       Empire Union School District, Refunding, Special Tax, CFD No. 1989-1,
                     Series A, MBIA Insured, 6.50%, 10/01/17 ................................          2,879,928
    5,000,000       Encina Financing Authority Revenue, Joint Powers Waste Water, Phase IV,
                     Expansion Project, Series A, AMBAC Insured, 6.50%, 08/01/14 ............          5,260,300
                    Escondido COP, Escondido Mobile Home Park,
    1,000,000            7.25%, 03/01/07 ....................................................          1,040,850
    4,910,000            7.40%, 03/01/21 ....................................................          5,101,834
  $ 1,145,000       Fairfield 1915 Act, Green Valley Road/Mangels Boulevard, 8.00%, 09/02/11        $  1,180,850
      415,000       Fairfield 1915 Act, North Cordelia ID, 8.00%, 09/02/11 ..................            427,994
                    Fairfield Public Financing Authority Revenue, Fairfield Redevelopment Projects,
    2,145,000            Series A, 7.80%, 08/01/19 ..........................................          2,202,250
   19,115,000            Series A, Pre-Refunded, 7.80%, 08/01/19 ............................         20,133,638
    9,000,000            Series C, FSA Insured, 5.50%, 08/01/23 .............................          8,622,270
    1,960,000       Fairoaks Fire Protection District, COP, 8.00%, 12/01/15 .................          2,099,905
    6,000,000       Fallbrook Union High School District, San Diego County, Series A,
                     MBIA Insured, 6.25%, 09/01/19 ..........................................          6,288,540
    2,590,000       Fillmore COP, Water System Improvement Project, AMBAC Insured,
                      7.70%, 05/01/19 .......................................................          3,069,305
                    Folsom Public Financing Authority Revenue, Local Agency,
    3,000,000            7.25%, 10/01/10 ....................................................          3,119,250
    7,590,000            8.00%, 10/01/18 ....................................................          7,818,459
                    Folsom Special Tax,
    2,000,000            CFD No. 1, Willow Creek, 8.25%, 12/01/06 ...........................          2,089,120
    3,910,000            CFD No. 2, 7.60%, 12/01/09 .........................................          4,050,565
    3,950,000            CFD No. 2, 7.70%, 12/01/19 .........................................          4,082,957
                    Fontana Public Financing Authority Revenue, Tax Allocation, North Fontana
                     Redevelopment,
    1,905,000            Series B, 6.30%, 01/15/24 ..........................................          1,821,313
    2,000,000            Subordinated Lien, Series A, Pre-Refunded, 7.65%, 12/01/09 .........          2,313,860
   11,005,000            Subordinated Lien, Series A, Pre-Refunded, 7.75%, 12/01/20 .........         12,782,197
                    Fontana RDA, Tax Allocation, Refunding, Jurupa Hills Redevelopment Project,
                     Series A,
   10,000,000            7.10%, 10/01/23 ....................................................         10,319,200
   16,830,000            Pre-Refunded, 7.90%, 10/01/18 ......................................         17,838,285
   31,750,000       Fontana Special Tax, CFD No. 2, Series B, 8.50%, 09/01/17 ...............         33,188,910
                    Foothill-De Anza Community College District, COP, Parking Structure Project,
                     Pre-Refunded,
    1,690,000            8.20%, 07/01/08 ....................................................          1,852,561
    3,110,000            8.25%, 07/01/18 ....................................................          3,411,732
                    Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Senior
                     Lien, Series A,
  108,175,000            6.50%, 01/01/32 ....................................................        109,775,990
   83,125,000            6.00%, 01/01/34 ....................................................         80,709,388
    2,120,000       Fort Bragg COP, Capital Improvement Authority, Pre-Refunded, 7.85%,
                     08/01/14 ...............................................................          2,299,776
    2,015,000       Fort Bragg RDA Revenue, Tax Allocation, Fort Bragg Redevelopment Project,
                     Series A, 6.875%, 05/01/18 .............................................          2,052,016
    2,000,000       Fortuna and Susanville Cities, COP, Series B, 7.375%, 09/01/17 ..........          2,085,580
$   6,035,000       Fremont COP, Park Facilities Corp., 6.75%, 08/01/11 .....................       $  6,166,442
                    Fremont COP,
    8,320,000            Series A, MBIA Insured, 5.90%, 08/01/25 ............................          8,396,627
    3,585,000            Series B, 6.10%, 08/01/25 ..........................................          3,527,282
    1,980,000       Fremont RDA, Tax Allocation, Irvington Redevelopment Project, 7.75%,
                     08/01/06 ...............................................................          2,033,500
                    Fresno County COP, American Avenue Landfill Project,
      240,000            ETM, 7.40%, 11/01/96 ...............................................            240,725
      255,000            ETM, 7.50%, 11/01/97 ...............................................            265,134
      275,000            ETM, 7.60%, 11/01/98 ...............................................            293,970
      295,000            ETM, 7.75%, 11/01/99 ...............................................            323,586
      320,000            ETM, 7.90%, 11/01/00 ...............................................            360,739
      345,000            ETM, 8.00%, 11/01/01 ...............................................            397,561
    7,185,000            Pre-Refunded, 8.25%, 11/01/13 ......................................          8,513,147
       90,000       Fresno County HFR, Mortgage Loans, Series A, 12.50%, 09/15/12 ...........             93,383
    2,470,000       Fresno County Office of Education, COP, Capital Outlay Financing Program,
                     Series C, 7.50%, 12/01/10 ..............................................          2,626,351
    5,000,000       Fresno Health Facilities Revenue, Holy Cross Health Systems Corp.,
                     MBIA Insured, 5.625%, 12/01/15..........................................          4,950,400
    3,000,000       Fresno IDR, Refunding, Civic Center Square Project, 8.60%, 04/01/08 .....          3,015,810
    1,505,000       Fresno RDA Revenue, Tax Allocation, Mariposa Redevelopment Project,
                     Series A, 6.625%, 02/01/23 .............................................          1,522,007
    7,065,000       Fresno USD, COP, Project Phase VI, Series A, 7.20%, 05/01/11 ............          7,524,861
    5,955,000       Galt 1915 Act, Improvement Board, AD No. 92-1, 7.75%, 09/02/24 ..........          6,141,927
    3,340,000       Galt COP, Waste Water Improvement, 7.80%, 09/01/10 ......................          3,473,767
    3,520,000       Galt High and Elementary School, Joint Powers Facilities Authority Revenue,
                     Series A, 7.00%, 11/01/17 ..............................................          3,599,869
    3,980,000       Galt Middle School, Joint Powers Authority, Special Tax, CFD No. 1, 8.00%,
                     09/01/15 ...............................................................          4,047,978
                    Glendale Health Facilities Revenue, Refunding, Memorial Hospital and
                     Health Center, Series A, Connie Lee Insured,
    3,000,000            5.625%, 11/15/15 ...................................................          2,936,220
    3,350,000            5.60%, 11/15/25 ....................................................          3,228,764
   25,515,000       Glendale Memorial Hospital and Health Revenue, Refunding, Series A,
                     Pre-Refunded, 9.00%, 11/01/17 ..........................................         27,391,628
    7,250,000       Glendale USD, COP, Series A, AMBAC Insured, 6.00%, 03/01/19 .............          7,400,945
    2,945,000       Grand Terrace Public Financing Authority, Series A, 7.85%, 06/01/21 .....          3,153,359
    3,000,000       Grass Valley Hospital Revenue, Insured, Sierra Nevada Memorial Hospital,
                     7.25%, 04/01/19 ........................................................          3,160,980
    7,175,000       Grossmont UHSD, COP, Capital Appreciation, FSA Insured, 7.375%, 09/01/25.          7,369,227
                    Hawaiian Gardens Public Finance Authority, Tax Allocation, Pre-Refunded,
  $ 3,105,000            Redevelopment Project No. 1, Series A, 7.15%, 12/01/17 .............       $  3,563,205
    9,375,000            Series 1988, 7.90%, 12/01/13 .......................................         10,275,563
    7,840,000       Hawaiian Gardens RDA, Refunding, Tax Allocation, Project No. 1, ETM,
                     8.00%, 12/01/10 ........................................................          8,987,776
    5,000,000       a,bHawthorne CRDA, Special Tax, CFD No. 91-1, 8.25%, 10/01/14 ...........          3,993,750
     2,250,00       Hawthorne CRDA, Tax Allocation, Hawthorne Redevelopment Project No. 2,
                     Pre-Refunded, 7.875%, 07/01/15 .........................................          2,435,288
    1,985,000       Hayward RDA, Tax Allocation, Downtown Hayward Redevelopment Project,
                     Pre-Refunded, 7.75%, 03/01/14 ..........................................          2,057,711
    4,000,000       Hemet USD, COP, Series 1991, Pre-Refunded, 8.00%, 12/01/13 ..............          4,681,360
    2,665,000       Hemet Valley Hospital District Revenue, COP, Hemacinto Community Corp.
                     Project, Series A, 7.75%, 05/01/19 .....................................          2,676,886
                    Hemet Valley Hospital District Revenue, Moreno Valley Regional Medical
                     Center, Series A, Pre-Refunded,
    3,380,000            8.25%, 07/01/05 ....................................................          3,673,452
   22,490,000            8.50%, 07/01/18 ....................................................         24,536,140
    4,000,000       Hesperia Public Financing Authority Revenue, Highway and Street Improvement,
                     Series A, 6.10%, 10/01/10 ..............................................          3,966,600
    5,000,000       Hesperia Water District, COP, Refunding, Water Facilities Improvement Project,
                     FGIC Insured, 7.15%, 06/01/26 ..........................................          5,580,750
                    Highland Special Tax, CFD No. 90-1, Series A, Pre-Refunded,
    2,000,000            8.50%, 09/01/10 ....................................................          2,197,060
    3,000,000            8.60%, 09/01/15 ....................................................          3,301,050
                    Hollister RDA, Tax Allocation, Community Development Project,
    2,000,000            Series 1989, 7.55%, 10/01/13 .......................................          2,090,440
    1,905,000            Series 1992-B, CGIC Insured, 6.625%, 10/01/07 ......................          2,056,028
    1,495,000            Series 1992-B, CGIC Insured, 6.75%, 10/01/13 .......................          1,597,766
    3,655,000       Huntington Beach COP, Refunding, Emerald Cove Senior Citizens Housing
                     Project, 7.00%, 09/01/21 ...............................................          3,718,232
                    Huntington Beach Public Financing Authority Revenue, Huntington Beach
                     Redevelopment Projects,
    2,630,000            Refunding, Series 1992, 7.00%, 08/01/24 ............................          2,597,888
   14,855,000            Series A, Pre-Refunded, 8.375%, 05/01/18 ...........................         16,093,461
                    Huntington Park Public Financing Authority, Series A,
    4,855,000            Lease Revenue, 7.875%, 09/01/19 ....................................          5,036,334
   10,000,000            Local Agency Revenue, Refunding, MBIA Insured, 6.45%, 09/01/22 .....         10,631,300
   11,665,000       Huntington Park RDA, Sales and Use Tax Revenue, Junior Lien, Tax Allocation,
                     Merged Project, Pre-Refunded, 8.00%, 01/01/22 ..........................         13,085,330
 $ 21,010,000       Imperial Irrigation District, COP, Electric System Project, Series 1994, 6.00%,
                     11/01/18 ...............................................................      $  21,198,460
                    Indio Public Financing Authority Revenue, Refunding, Tax Allocation,
                     Series 1992,
      255,000            6.85%, 08/15/01 ....................................................            270,058
      275,000            6.95%, 08/15/02 ....................................................            292,658
      300,000            7.10%, 08/15/03 ....................................................            319,728
   12,120,000            7.30%, 08/15/22 ....................................................         12,630,494
   11,380,000       Industry COP, Refunding, 6.625%, 06/01/06 ...............................         12,266,502
    5,500,000       Industry GO, Refunding, MBIA Insured, 5.25%, 07/01/20 ...................          5,105,430
    1,820,000       Industry IDA, Camco Chemical Project, Series A, 7.00%, 12/01/00 .........          1,826,443
    5,860,000       Industry Urban Development Agency, Refunding, Tax Allocation, Transportation
                     District No. 3 Project, 6.90%, 11/01/07 ................................          6,211,717
   12,000,000       Inglewood Hospital Revenue, Daniel Freeman Hospital, Inc., 6.75%, 05/01/13        12,469,200
    7,410,000       Inglewood Public Financing Authority Revenue, La Cinega Redevelopment
                     Project, Series A, AMBAC Insured, 6.00%, 05/01/16 ......................          7,540,268
    2,990,000       Inglewood USD, COP, 7.375%, 10/01/05 ....................................          3,172,360
                    Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement
                     Financing Project, Series B, FSA Insured,
    5,000,000            6.25%, 08/01/11 ....................................................          5,207,550
    5,000,000            6.00%, 08/01/16 ....................................................          5,037,400
   37,885,000       Intercommunity Hospital Financing Authority, Solano County COP, 7.75%,
                     11/01/19 ...............................................................         39,063,602
                    Intermodal Container Transfer Facility, Joint Powers Authority Revenue,
                     Refunding, Series A,
    9,640,000            7.65%, 11/01/04 ....................................................         10,069,366
   27,465,000            7.70%, 11/01/14 ....................................................         28,689,390
    1,470,000       Inyo County COP, Series 1990, 7.30%, 12/01/10 ...........................          1,519,421
                    Irvine Ranch Water District Revenue, Joint Powers Agency, Local Pool,
   13,000,000            7.80%, 02/15/08 ....................................................         13,561,340
  228,390,000            7.875%, 02/15/23 ...................................................        238,322,681
   15,000,000            Issue II, 8.20%, 08/15/08 ..........................................         15,981,750
  255,995,000            Issue II, 8.25%, 08/15/23 ..........................................        272,739,633
    1,950,000       Irwindale COP, Refunding, Municipal Facilities Project, 7.75%, 04/01/05 .          1,961,076
                    Irwindale CRDA, Tax Allocation,
    1,630,000            Individual Development Project, 6.60%, 08/01/18 ....................          1,648,240
    9,100,000            Individual Development Project, 6.625%, 08/01/26 ...................          9,204,832
   10,220,000            Refunding, Senior Lien, FSA Insured, 5.75%, 08/01/26 ...............         10,204,568
   10,000,000       Irwindale Public Finance Authority, Special Tax, CFD No. 1, 8.50%, 11/01/20       10,569,600
    1,760,000       John C. Fremont Hospital District, Health Facility Revenue, 6.75%, 06/01/23        1,859,493
                    Jurupa Community Service District, COP, Waste Water Facility Project,
                     Series 1990, Pre-Refunded,
   $  800,000            7.55%, 10/01/05 ....................................................          $ 867,896
      510,000            7.55%, 10/01/06 ....................................................            553,284
      980,000            7.55%, 10/01/07 ....................................................          1,063,173
    2,000,000       Keppel Union School District, Special Tax, CFD No. 1-91, Series A, 7.40%,
                     09/01/16 ...............................................................          2,106,000
    5,090,000       Kern County Housing Authority, RRMR, Series 1985-A, 9.875%, 09/01/08 ....          5,116,061
                    Kern County Housing Authority, SFMR, Series A, GNMA Secured,
      235,000            7.45%, 12/01/02 ....................................................            240,069
      525,000            7.55%, 12/01/07 ....................................................            557,912
      760,000            7.65%, 12/01/12 ....................................................            774,744
    3,470,000            7.70%, 12/01/23 ....................................................          3,553,523
      835,000            7.50%, 10/01/24 ....................................................            845,788
                    Kings River Conservation District, Pine Flat Power Revenue, Refunding,
                     Series D,
    6,455,000            6.00%, 01/01/17 ....................................................          6,514,386
    6,450,000            5.50%, 01/01/20 ....................................................          6,188,130
    3,000,000       La Habra COP, Park La Habra and Viewpark Projects, FSA Insured, 6.625%,
                     11/01/22 ...............................................................          3,229,860
    4,080,000       La Mesa Parking Authority Lease Revenue, Refunding, Municipal Forwards,
                     AMBAC Insured, 6.00%, 10/01/07 .........................................          4,309,092
                    La Mirada RDA, Special Tax, Civic Theater Project, CFD No. 89-1,
      295,000            7.90%, 10/01/01 ....................................................            311,859
      315,000            8.00%, 10/01/02 ....................................................            334,665
      340,000            8.00%, 10/01/03 ....................................................            359,999
   12,725,000            8.25%, 10/01/20 ....................................................         13,477,429
    7,100,000       La Mirada RDA, Tax Allocation, Housing, Refunding, Series A, CGIC Insured,
                     5.875%, 08/15/25 .......................................................          7,136,210
    2,135,000       La Mirada SFMR, 7.65%, 04/01/24 .........................................          2,214,529
                    La Palma Community Development Commission, Tax Allocation, La Palma
                     Community Development Project No. 1,
    4,945,000            7.10%, 06/01/21 ....................................................          4,963,297
    2,355,000            6.10%, 06/01/22 ....................................................          2,199,028
                    La Quinta RDA, Tax Allocation,
    7,500,000            Housing & Redevelopment Project, Areas No. 1 & 2, MBIA Insured,
                          6.00%, 09/01/25 ...................................................          7,643,850
    1,500,000            La Quinta Redevelopment Project, Pre-Refunded, 8.00%, 09/01/12 .....          1,634,145
    3,500,000       La Verne COP, RDA, Capital Improvement, Series 1987, Pre-Refunded,
                     8.375%, 06/01/17 .......................................................          3,675,105
 $ 10,000,000       Lake Arrowhead Community Services District, COP, Refunding, FGIC
                     Insured, 6.50%, 06/01/15 ...............................................      $  10,621,900
    5,000,000       Lake Elsinore Public Financing Authority, Tax Allocation Revenue, Lake
                     Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 09/01/25           4,958,100
    5,150,000       Lake Elsinore USD, COP, Refunding, 6.90%, 02/01/20 ......................          5,388,651
                    Lake Elsinore USD, Special Tax, CFD No. 88-1,
    4,825,000            7.50%, 09/01/14 ....................................................          4,843,142
    4,200,000            8.25%, 09/01/16 ....................................................          4,436,376
    6,705,000       Lakewood RDA, Refunding, Tax Allocation, Redevelopment Project No. 1,
                     Series A, CGIC Insured, 6.50%, 09/01/17 ................................          7,147,664
    4,155,000       Lancaster CFD No. 89-1,7.60%, 09/01/20 ..................................          3,246,094
                    Lancaster COP, Refunding, School District Project, CGIC Insured,
    2,640,000            6.95%, 03/01/12 ....................................................          2,947,243
    3,555,000            7.00%, 03/01/22 ....................................................          3,977,014
        5,000       Lancaster RDA, RMR, Los Angeles County, Series 1983-A, 10.125%, 09/01/16               5,076
                    Lancaster RDA, Tax Allocation,
    9,125,000            Combined Redevelopment Project Areas, Housing Program, MBIA
                          Insured, 5.80%, 08/01/23 ..........................................          9,050,540
    6,500,000            Combined Redevelopment Project Areas, Sheriff's Program, MBIA
                          Insured, 5.70%, 08/01/23 ..........................................          6,359,600
    3,250,000            Lancaster Residential, sub. notes, 6.625%, 10/01/97 ................          3,266,608
    6,055,000            Refunding, Amargosa Redevelopment Project, MBIA Insured, 6.85%,
                          02/01/19 ..........................................................          6,507,248
    5,455,000            Refunding, Amargosa Redevelopment Project, MBIA Insured, 5.60%,
                          02/01/23 ..........................................................          5,265,330
    6,000,000            Refunding, Lancaster Redevelopment Project No. 6, MBIA Insured,
                          5.80%, 08/01/23 ...................................................          5,951,040
                    Lassen County COP, Public Facility Project,
    1,260,000            Series A, 7.50%, 11/01/04 ..........................................          1,338,800
    1,840,000            Series A, 7.60%, 11/01/09 ..........................................          1,938,882
    1,045,000            Series B, 7.50%, 11/01/04 ..........................................          1,110,354
    1,050,000            Series B, 7.60%, 11/01/09 ..........................................          1,106,427
    1,000,000       Lemon Grove CDA Revenue, Tax Allocation, Lemon Redevelopment Project,
                     6.90%, 08/01/20 ........................................................          1,016,760
    4,400,000       Lemoore Financing Authority Lease Revenue, Water and Waste Water System
                     Improvement Project, AMBAC Insured, 6.20%, 12/01/20 ....................          4,598,572
    6,105,000       Lemoore RDA, Tax Allocation, Refunding, 6.85%, 08/01/25 .................          6,237,845
    2,745,000       Liberty Union High School District, Series A, CGIC Insured, 6.20%, 08/01/19        2,844,808
                    Lincoln USD, Special Tax, Pre-Refunded,
    3,000,000            CFD No. 1-A, AMBAC Insured, 6.90%, 09/01/21 ........................          3,369,210
    1,210,000            CFD No. 1-B, 7.20%, 09/01/21 .......................................          1,369,030
                    Little Lake City School District, COP, Refunding, Series A,
   $  280,000            6.15%, 06/01/06 ....................................................          $ 285,998
      300,000            6.20%, 06/01/07 ....................................................            304,968
      315,000            6.25%, 06/01/08 ....................................................            319,454
      335,000            6.25%, 06/01/09 ....................................................            338,136
      355,000            6.25%, 06/01/10 ....................................................            357,478
   15,000,000       Local Government Finance, Joint Powers Authority Revenue, Anaheim RDA,
                     Series A, Pre-Refunded, 8.20%, 09/01/15 ................................         16,396,050
    9,700,000       Local Medical Facilities Financing Authority, COP, 7.55%, 03/01/20 ......         10,417,994
                    Local Medical Facilities Financing Authority II, COP, California Health Clinic
                     Project,
    4,255,000            7.55%, 11/01/20 ....................................................          4,610,080
    2,985,000            Series B, 6.85%, 10/01/21 ..........................................          3,124,728
    3,645,000       Local Medical Facilities Financing Authority III, COP, Insured Health Clinic
                     Projects, 6.90%, 07/01/22 ..............................................          3,826,958
    4,750,000       Lodi USD, COP, Refunding, Educational Support Center, FSA Insured,
                     5.75%, 09/01/20 ........................................................          4,743,588
   11,525,000       Loma Linda Hospital Revenue, Refunding, Loma Linda University Medical
                     Center, Series A, AMBAC Insured, 6.55%, 12/01/18 .......................         12,225,490
                    Long Beach COP, Fleet Services Project, Series A,
    7,715,000            6.60%, 05/01/14 ....................................................          7,909,187
    3,680,000            6.00%, 05/01/17 ....................................................          3,632,712
                    Long Beach Harbor Revenue, MBIA Insured,
   10,285,000            5.375%, 05/15/20 ...................................................          9,713,257
   15,500,000            5.25%, 05/15/25 ....................................................         14,234,580
    2,500,000       Long Beach Health Care System Revenue, Sisters Charity Incarnate Word,
                     Pre-Refunded, 6.50%, 01/01/15 ..........................................          2,566,750
    2,930,000       Long Beach HMR, Series 1983-A, 9.60%, 11/01/14 ..........................          3,009,169
                    Long Beach RDA, Downtown Redevelopment Project, Series B, Pre-Refunded,
    3,080,000            8.20%, 11/01/05 ....................................................          3,328,648
    3,410,000            8.30%, 11/01/10 ....................................................          3,690,438
    3,735,000       Long Beach USD, COP, Los Angeles County Schools, Series A, 6.30%,
                     12/01/12 ...............................................................          3,822,997
    7,935,000       Long Beach Water Revenue, Refunding, 6.25%, 05/01/24 ....................          8,188,206
                    Los Angeles Community College District, COP, Series A,
    7,175,000            Capital Improvement Project, Pre-Refunded, 7.50%, 08/15/09 .........          7,924,788
    4,330,000            Refunding, CGIC Insured, 6.00%, 08/15/20 ...........................          4,390,750
                    Los Angeles COP,
    3,360,000            Ararat Mission Hills Project, Series A, 7.25%, 06/01/21 ............          3,597,619
    5,335,000            Bay Harbor Hospital, Inc., 7.30%, 04/01/20 .........................          5,677,400
  $ 6,000,000       Los Angeles County, Capital Asset Leasing Corp., Leasehold Revenue,
                     Refunding, AMBAC Insured, 6.00%, 12/01/16 ..............................       $  6,111,660
                    Los Angeles County COP,
   15,545,000            CHFCLP Insured Health Clinic Program, Series A, 7.30%, 01/01/21 ....         16,640,923
    7,175,000            CHFCLP Insured Health Clinic Program, Series B, 7.05%, 08/01/21 ....          7,460,924
    1,280,000            CHFCLP Insured Health Clinic Program, Series C, 6.90%, 01/01/22 ....          1,343,834
    3,250,000            Civic Center Heating and Refrigeration Plant, Pre-Refunded, 8.00%,
                          06/01/10 ..........................................................          3,512,015
   34,995,000            Correctional Facilities Projects, MBIA Insured, Pre-Refunded, 6.50%,
                          09/01/13 ..........................................................         38,197,742
   11,560,000            Disney Parking Project, 5.50%, 09/01/21 ............................         10,285,163
   13,060,000            Disney Parking Project, 6.50%, 03/01/23 ............................         13,193,604
    1,000,000            Hospital Information System, Medical Center, 5.90%, 12/01/97 .......          1,014,340
   21,615,000            Marina del Rey, Series A, 6.50%, 07/01/08 ..........................         21,784,029
    6,000,000            Multiple Capital Facilities Project III, 6.25%, 11/01/07 ...........          5,966,460
    3,400,000            Refunding, Retirement Housing Foundation, 6.625%, 04/15/12 .........          3,533,416
    7,665,000            Refunding, Retirement Housing Foundation, 6.75%, 04/15/22 ..........          8,023,262
    6,540,000            Series 1989, Pre-Refunded, 7.00%, 06/01/09 .........................          7,087,202
    1,000,000            Series 1992, 6.625%, 07/01/22 ......................................          1,040,020
                    Los Angeles County Public Works Financing Authority Lease Revenue,
                     Refunding, MBIA Insured,
    8,510,000            Series A, 5.25%, 09/01/11 ..........................................          8,202,704
    5,000,000            Series A, 5.25%, 09/01/12 ..........................................          4,786,550
    5,215,000            Series A, 5.25%, 09/01/13 ..........................................          4,983,923
    4,000,000            Series B, 5.25%, 09/01/09 ..........................................          3,886,600
    5,000,000            Series B, 5.25%, 09/01/10 ..........................................          4,827,450
    4,435,000            Series B, 5.25%, 09/01/11 ..........................................          4,253,254
   35,355,000       Los Angeles County Public Works, Financing Authority Revenue, Regional
                     Park and Open Space District, Series A, 6.00%, 10/01/15 ................         35,698,651
                    Los Angeles County Sanitation Districts Financing Authority Revenue,
                     Capital Projects, Series A,
    5,000,000            5.00%, 10/01/23 ....................................................          4,482,650
   10,745,000            MBIA Insured, 5.25%, 10/01/19 ......................................         10,051,303
                    Los Angeles County SFMR, GNMA Secured,
    2,380,000            Issue 1986-A, 7.875%, 08/01/16 .....................................          2,419,151
    3,785,000            Issue 1987-A, 8.00%, 03/01/17 ......................................          3,958,050
                    Los Angeles County Special Tax, CFD No. 1, Palmdale/Lancaster
                     Waterworks, Series A,
      230,000            8.00%, 09/01/06 ....................................................            236,859
    4,350,000            8.125%, 09/01/18 ...................................................          4,497,987
                    Los Angeles County Special Tax, CFD No. 2, Rowland Heights Area,
  $ 1,070,000            7.90%, 09/01/08 ....................................................       $  1,111,965
    6,255,000            8.00%, 09/01/18 ....................................................          6,505,763
    5,785,000       Los Angeles County Special Tax, CFD No. 3, Series A, 7.60%, 09/01/14 ....          5,970,120
   16,550,000       Los Angeles County Transportation Commission, Lease Revenue, FSA Insured,
                     7.375%, 12/15/06 .......................................................         18,416,344
                    Los Angeles County Transportation Commission, Sales Tax Revenue,
   26,410,000            Refunding, Series A, 7.40%, 07/01/09 ...............................         28,383,091
    1,830,000            Refunding, Series A, 7.40%, 07/01/15 ...............................          1,976,034
    8,240,000            Refunding, Series A, Pre-Refunded, 8.00%, 07/01/18 .................          8,935,703
    4,300,000            Refunding, Series B, 6.50%, 07/01/13 ...............................          4,470,409
    5,000,000            Refunding, Series B, FGIC Insured, 6.50%, 07/01/13 .................          5,324,100
   28,095,000            Refunding, Series B, FGIC Insured, 5.75%, 07/01/18 .................         28,057,353
   11,095,000            Refunding, Series B, MBIA Insured, 5.75%, 07/01/18 .................         11,080,133
    1,200,000            Series A, FGIC Insured, 6.25%, 07/01/16 ............................          1,201,584
   29,590,000            Series A, Proposition C, Second Senior, MBIA Insured, 6.625%, 07/01/09       32,082,958
   15,000,000            Series A, Proposition C, Second Senior, MBIA Insured, 6.25%, 07/01/13        15,642,450
   55,780,000            Series A, Proposition C, Second Senior, MBIA Insured, 6.00%, 07/01/23        56,427,048
                    Los Angeles CRDA, Financing Authority Revenue, Pooled Financing,
    7,500,000            Beacon Normandie, Series B, 6.625%, 09/01/14 .......................          7,565,850
    5,000,000            Bunker Harbor, Series A, 6.375%, 09/01/14 ..........................          4,949,650
    6,630,000       Los Angeles CRDA, MFHR, Refunding, Angelus Plaza Project, Series A,
                     6.40%, 07/01/23 ........................................................          6,722,091
                    Los Angeles CRDA, Tax Allocation, Refunding,
   20,000,000            Bunker Hill, Series H, FSA Insured, 5.625%, 12/01/18 ...............         19,910,400
   50,090,000            Bunker Hill, Series H, FSA Insured, 5.625%, 12/01/23 ...............         48,827,231
   36,900,000            Bunker Hill, Series H, FSA Insured, 5.60%, 12/01/28 ................         35,774,181
   17,245,000            Central Business District, Series G, 6.75%, 07/01/10 ...............         17,497,467
    6,065,000       Los Angeles Department of Airport Revenue, Refunding, Series B,
                     Pre-Refunded, 7.40%, 05/01/10 ..........................................          6,315,970
                    Los Angeles Department of Water and Power Electric Plant Revenue,
   33,125,000            Crossover Refunding, 5.875%, 09/01/30 ..............................         32,905,713
   11,545,000            Crossover Refunding, FGIC Insured, 5.75%, 09/01/13 .................         11,576,172
    8,770,000            Crossover Refunding, FGIC Insured, 5.375%, 09/01/23 ................          8,253,447
   10,500,000            Crossover Refunding, FGIC Insured, 5.875%, 09/01/30 ................         10,546,305
   19,400,000            Crossover Refunding, MBIA Insured, 5.875%, 09/01/30 ................         19,485,554
   14,500,000            Crossover Refunding, Second Issue, 5.40%, 11/15/31 .................         13,409,455
   37,080,000            Crossover Refunding, Series 1989, Pre-Refunded, 7.40%, 09/01/20 ....         40,579,240
   79,155,000            Crossover Refunding, Series 1993, MBIA Insured, 5.375%, 09/01/23 ...         75,007,278
    8,245,000            Refunding, Series 1992, 6.375%, 02/01/20 ...........................          8,661,785
                    Los Angeles Department of Water and Power Electric Plant Revenue, (cont.)
  $ 8,290,000            Refunding, Series 1992, 6.00%, 02/01/28 ............................       $  8,410,785
   11,060,000            Refunding, Series 1992, MBIA Insured, 6.00%, 02/01/28 ..............         11,303,541
   37,600,000            Second Issue, 6.00%, 08/15/32 ......................................         37,948,176
   14,535,000            Series 1987, 7.60%, 07/15/27 .......................................         15,315,093
   22,800,000            Series 1988, 7.90%, 05/01/28 .......................................         24,555,372
  101,095,000            Series 1993, 6.125%, 01/15/33 ......................................        102,888,425
    5,000,000            Series 1993, FGIC Insured, 6.125%, 01/15/33 ........................          5,151,500
                    Los Angeles Department of Water and Power Waterworks Revenue,
    6,700,000            Crossover Refunding, FGIC Insured, 5.25%, 04/15/18 .................          6,281,250
   10,520,000            Crossover Refunding, Series 1993, 5.80%, 04/15/24 ..................         10,391,446
   11,100,000            FGIC Insured, 6.125%, 05/15/25 .....................................         11,506,815
   21,590,000            Refunding, Series 1992, 6.40%, 05/15/28 ............................         22,518,370
    1,000,000            Second Issue, 6.50%, 11/01/14 ......................................          1,057,080
   14,815,000            Second Issue, 6.40%, 11/01/31 ......................................         15,481,823
   15,590,000            Second Issue, 6.00%, 07/15/32 ......................................         15,771,624
    5,500,000            Second Issue, FGIC Insured, 6.40%, 11/01/31 ........................          5,797,385
    3,200,000            Second Issue, FGIC Insured, 6.00%, 07/15/32 ........................          3,247,296
    4,330,000            Second Issue, MBIA Insured, 6.00%, 07/15/32 ........................          4,393,997
    3,850,000            Series 1989, 7.20%, 02/15/19 .......................................          4,172,553
    3,500,000            Series 1992, 6.50%, 04/15/32 .......................................          3,667,265
    3,000,000            Series 1994, MBIA Insured, 6.375%, 07/01/34 ........................          3,158,640
                    Los Angeles GO, Series A, FGIC Insured,
    6,465,000            6.10%, 09/01/12 ....................................................          6,684,357
    8,130,000            6.125%, 09/01/13 ...................................................          8,419,916
   11,470,000            Series A, 6.30%, 09/01/15 ..........................................         11,962,292
                    Los Angeles Harbor Department Revenue, Series B,
   24,810,000            6.125%, 08/01/18 ...................................................         25,341,430
   59,835,000            6.20%, 08/01/22 ....................................................         61,495,421
   35,690,000            6.20%, 08/01/25 ....................................................         37,019,809
                    Los Angeles HMR,
      255,000            Series 1982, 13.00%, 08/01/14 ......................................            260,679
      595,000            Series 1985, 9.00%, 06/15/18 .......................................            601,569
    6,000,000       Los Angeles Metropolitan Transportation Authority, Sales Tax Revenue,
                     Proposition A, First Tier, Senior Series A, MBIA Insured, 6.00%, 07/01/23         6,121,020
    3,000,000       Los Angeles Municipal Improvement Corp., Lease Revenue, Refunding,
                     Central Library Project, Series A, 6.30%, 06/01/18 .....................          3,028,650
    5,000,000       Los Angeles, Series A, MBIA Insured, 6.00%, 09/01/12 ....................          5,146,400
                    Los Angeles USD, COP, Refunding, Dr. Francisco Bravo Medical Facility,
$   3,040,000            6.50%, 06/01/04 ....................................................       $  3,276,846
    1,145,000            6.60%, 06/01/05 ....................................................          1,233,898
    3,610,000            6.60%, 06/01/06 ....................................................          3,871,942
    8,505,000            6.625%, 06/01/08 ...................................................          9,097,884
                    Los Angeles Waste Water System Revenue,
   15,000,000            Refunding, Series A, FGIC Insured, 6.00%, 12/01/12 .................         15,251,250
   42,870,000            Refunding, Series A, MBIA Insured, 5.70%, 06/01/20 .................         42,263,818
   20,505,000            Refunding, Series A, MBIA Insured, 5.80%, 06/01/21 .................         20,476,293
   15,495,000            Refunding, Series C, 7.10%, 06/01/18 ...............................         16,768,689
   31,540,000            Refunding, Series C, MBIA Insured, 5.60%, 06/01/20 .................         30,889,645
    8,000,000            Refunding, Series D, FGIC Insured, 6.00%, 11/01/14 .................          8,219,120
   25,665,000            Series A, FGIC Insured, 6.00%, 12/01/18 ............................         26,019,690
   45,400,000            Series A, MBIA Insured, 5.875%, 06/01/24 ...........................         45,611,564
   10,650,000            Series B, AMBAC Insured, 6.00%, 06/01/22 ...........................         10,805,490
   38,720,000            Series B, MBIA Insured, 5.70%, 06/01/23 ............................         38,401,722
    7,210,000       Lynwood RDA, Tax Allocation, Project Area, Series A, 6.50%, 07/01/13 ....          7,107,906
                    Lynwood USD, COP,
      355,000            Series 1986, Financing Project, 8.25%, 06/01/07 ....................            360,041
      490,000            Series A, 7.70%, 11/01/07 ..........................................            500,246
      300,000            Series A, 7.70%, 11/01/08 ..........................................            306,261
    1,140,000            Series A, 7.70%, 11/01/09 ..........................................          1,163,701
    2,425,000       Madera-Chowchilla Power Authority, Hydroelectric Revenue, Refunding,
                     8.00%, 01/01/14 ........................................................          2,574,283
                    Madera County COP, Valley Children's Hospital, MBIA Insured,
   18,000,000            6.125%, 03/15/23 ...................................................         18,652,680
    7,000,000            5.75%, 03/15/28 ....................................................          6,989,570
    1,250,000       Madera USD, COP, 6.50%, 12/01/07 ........................................          1,315,238
    2,330,000       Marin County COP, Capital Improvement Project, 6.625%, 08/01/06 .........          2,527,118
                    Martinez USD, Refunding, Series 1992,
    1,260,000            6.00%, 08/01/06 ....................................................          1,287,783
    1,265,000            6.00%, 08/01/10 ....................................................          1,285,974
    1,110,000       Marysville COP, Capital Improvement Financing Project, 7.125%, 02/01/13 .          1,156,343
    7,215,000       Mayer's Memorial Hospital District, Health Facility Revenue, Fall River Mills,
                     IDBI Insured, Pre-Refunded, 7.70%, 02/01/19 ............................          7,840,829
    6,310,000       Mendocino County COP, Refunding, BIG Insured, 7.40%, 08/15/06 ...........          6,736,808
                    Mendota and Parlier USD, COP, Capital Outlay Financing Program,
    1,025,000            7.50%, 01/01/11 ....................................................          1,057,831
      795,000            7.55%, 01/01/17 ....................................................            820,448
  $ 3,475,000       ....Menlo Park CDA, MFHR, Gateway Project, Series A, FHA Insured, 8.25%,
                     12/01/28 ...............................................................       $  3,602,533
    3,580,000       Merced Irrigation District, COP, Water Facilities Project, 6.40%, 11/01/10         3,626,397
                    Metropolitan Water District Revenue, Southern California Waterworks,
   78,315,000            5.50%, 07/01/19 ....................................................         75,169,086
    5,250,000            5.00%, 07/01/20 ....................................................          4,699,223
    8,250,000            Pre-Refunded, 6.625%, 07/01/12 .....................................          9,087,045
                    Mid-Peninsula Regional Open Space District, COP,
    5,000,000            Series 1990, Pre-Refunded, 7.60%, 09/01/20 .........................          5,535,000
    5,200,000            Special Districts Association Finance Corp., 5.75%, 09/01/20 .......          5,010,148
                    Mid-Peninsula Regional Open Space District, Series 1990,
    1,215,000            7.50%, 09/01/07 ....................................................          1,314,205
    1,305,000            7.50%, 09/01/08 ....................................................          1,407,873
    1,400,000            7.50%, 09/01/09 ....................................................          1,508,388
    1,500,000            7.50%, 09/01/10 ....................................................          1,614,015
    2,750,000       Mill Valley Revenue, COP, 7.10%, 12/01/20 ...............................          2,921,435
   13,000,000       Modesto COP, Water System Improvement Project, AMBAC Insured, 6.25%,
                     10/01/22 ...............................................................         13,437,840
    2,175,000       Modesto EDR, Evergreen Convalescent Home, FHA Mortgage Insured,
                     10.50%, 08/01/19 .......................................................          2,261,369
                    Modesto Health Facility Revenue, Memorial Hospital Association, Series A,
    3,800,000            MBIA Insured, 6.85%, 06/01/16 ......................................          4,097,996
    6,800,000            Pre-Refunded, 7.875%, 08/01/18 .....................................          7,379,564
   10,000,000       Modesto Irrigation District, COP, Refunding and Capital Improvement Project,
                     Series A, MBIA Insured, 6.00%, 10/01/21 ................................         10,102,800
    3,000,000       Modesto Irrigation District, Financing Authority Revenue, Domestic Water
                     Project, Series A, AMBAC Insured, 6.125%, 09/01/19 .....................          3,078,180
                    Mojave Water Agency ID,
    5,500,000            MBIA Insured, Pre-Refunded, 6.95%, 09/01/21 ........................          6,188,930
      670,000            Morongo Basin, ETM, 6.20%, 09/01/01 ................................            719,654
      545,000            Morongo Basin, Pre-Refunded, 6.375%, 09/01/03 ......................            602,874
    5,295,000            Morongo Basin, Pre-Refunded, 6.70%, 09/01/08 .......................          5,945,438
    1,200,000            Morongo Basin, Pre-Refunded, 6.60%, 09/01/13 .......................          1,341,264
    3,100,000            Morongo Basin, Pre-Refunded, 6.60%, 09/01/22 .......................          3,464,932
                    Montclair RDA, Tax Allocation,
    1,645,000            Redevelopment Project No. IV, 6.90%, 10/01/22 ......................          1,728,105
    4,245,000            Redevelopment Project No. V, 6.90%, 10/01/22 .......................          4,448,548
    1,505,000       Monterey Bay Unified Air Pollution Control District, COP, Pre-Refunded,
                     7.375%, 12/01/15 .......................................................          1,664,244
                    Monterey County COP, Natividad Medical Center Improvement Project,
  $ 1,095,000            Series A, 6.10%, 08/01/23 ..........................................       $  1,073,637
    5,170,000            Series B, MBIA Insured, 6.10%, 08/01/27 ............................          5,296,820
    3,500,000            Series C, MBIA Insured, 6.50%, 08/01/15 ............................          3,749,865
   13,250,000            Series C, MBIA Insured, 6.60%, 08/01/23 ............................         14,302,315
   13,385,000            Series C, MBIA Insured, 6.25%, 08/01/28 ............................         13,906,613
    7,265,000       Monterey County COP, Refunding, Sheriff's Facility Project, Series 1985,
                     USF & G Insured, Pre-Refunded, 7.875%, 12/01/17 ........................          7,749,576
                    Monterey Hospital Revenue,
    1,695,000            Monterey Peninsula Hospital Project, Series A, 7.375%, 07/01/14 ....          1,730,392
    1,130,000            Refunding, Monterey Peninsula Hospital, Series B, 7.375%, 07/01/14 .          1,153,594
   13,680,000       Monterey Park RDA, Tax Allocation, Refunding, Atlantic-Garvey
                     Redevelopment Project No. 1, 6.85%, 09/01/14 ...........................         14,047,855
    5,830,000       Moreno Valley Special Tax, Refunding, Towngate Community Facilities 87-1,
                     Series A, FSA Insured, 5.875%, 12/01/15 ................................          5,853,786
                    Moreno Valley USD, COP, Land Acquisition, FSA Insured, Series E,
      250,000            6.70%, 09/01/11 ....................................................            257,390
    2,895,000            6.75%, 09/01/27 ....................................................          2,974,960
                    Moreno Valley USD, COP, Palm Middle School,
       10,000            ETM, 7.00%, 09/01/01 ...............................................             11,067
       10,000            Pre-Refunded, 7.10%, 09/01/02 ......................................             11,271
       10,000            Pre-Refunded, 7.20%, 09/01/03 ......................................             11,314
        5,000            Pre-Refunded, 7.30%, 09/01/05 ......................................              5,679
    3,350,000       Moulton-Niguel Water District, ID No. 6, Series 2, Pre-Refunded, 8.00%,
                     05/01/13 ...............................................................          3,498,003
    5,000,000       Mount Diablo USD, Special Tax, CFD No. 1, AMBAC Insured, 6.30%, 08/01/22           5,215,650
    4,195,000       Mount Shasta Hospital Revenue, COP, Mercy Medical Center, Series A,
                     Pre-Refunded, 7.25%, 07/01/19 ..........................................          4,478,037
                    Mountain View Capital Improvements, Financing Authority Revenue, City Hall,
                     MBIA Insured,
    3,110,000            6.25%, 08/01/12 ....................................................          3,239,189
    2,000,000            6.50%, 08/01/16 ....................................................          2,117,020
   10,000,000       Mountain View COP, Revitalization Authority, Pre-Refunded, 8.00%, 12/01/15        10,669,200
    2,175,000       Mountain View-Los Altos UHSD, COP, Financing Project, 7.40%, 08/01/16 ...          2,295,952
                    Mountain View School District, COP, Santa Clara County Financing Project,
    1,010,000            6.75%, 04/01/07 ....................................................          1,056,309
    1,430,000            6.90%, 04/01/12 ....................................................          1,498,368
    9,605,000       Mountain View, Shoreline Regional Park, Community Tax Allocation, Series A,
                     MBIA Insured, 5.75%, 08/01/18 ..........................................          9,592,225
                    M-S-R Public Power Agency Revenue, San Juan Project,
 $ 16,550,000            Series C, 6.875%, 07/01/19 .........................................      $  16,915,093
    5,000,000            Series C, AMBAC Insured, 6.875%, 07/01/19 ..........................          5,123,350
    8,630,000            Series C, AMBAC Insured, 5.50%, 07/01/21 ...........................          8,335,113
    8,490,000            Series E, MBIA Insured, 6.00%, 07/01/22 ............................          8,572,608
   10,750,000            Series F, AMBAC Insured, 6.00%, 07/01/20 ...........................         10,924,150
    1,510,000       Murieta County Water District, Special Tax, CFD No. 88-1, 8.10%, 10/01/18          1,590,921
    6,125,000       Napa Housing Facility Revenue, Napa Park Apartments, Series A, 6.35%,
                     06/20/35 ...............................................................          6,190,599
    2,000,000       Napa Mortgage Revenue, Refunding, Creekside II Apartments Project,
                     Series A, MBIA Insured, 6.625%, 07/01/25 ...............................          2,059,180
    1,580,000       Needles Public Financing Authority Revenue, Tax Allocation, Redevelopment
                     Project, Series A, 7.50%, 08/15/22 .....................................          1,646,723
    6,275,000       Nevada County COP, Jail and Government Center Project, Refunding, FSA
                     Insured, 5.875%, 10/01/19...............................................          6,298,092
    7,805,000       Nevada Power Authority Revenue, Refunding, Bowman Hydroelectric Project,
                     7.50%, 05/01/13 ........................................................          7,921,216
                    Norco RDA, Tax Allocation, Redevelopment Project Area No. 1, Pre-Refunded,
    8,820,000            8.10%, 03/01/18 ....................................................          9,471,269
    5,240,000            8.10%, 03/01/19 ....................................................          5,626,922
                    Northern California Public Power Agency Revenue, Hydroelectric Project No. 1,
   10,000,000            Refunding, Series A, MBIA Insured, 5.50%, 07/01/24 .................          9,641,000
   83,715,000            Refunding, Series B-1, Pre-Refunded, 8.00%, 07/01/24 ...............         89,221,773
   60,945,000            Refunding, Series B-2, Pre-Refunded, 8.00%, 07/01/24 ...............         64,953,962
  114,045,000            Series E, 7.15%, 07/01/24 ..........................................        119,955,952
   38,500,000            Series F, 7.15%, 07/01/24 ..........................................         40,495,455
   38,500,000            Series G, 7.15%, 07/01/24 ..........................................         40,495,455
    7,625,000       Northern California Transmission Revenue, Ore Transmission Project,
                     Series A, MBIA Insured, 6.00%, 05/01/24 ................................          7,710,781
   14,720,000       Norwalk Community Facilities Financing Authority Revenue, Tax Allocation,
                     Projects No. 1 & 2, Pre-Refunded, 8.00%, 12/01/19 ......................         16,499,942
                    Novato Special Tax, CFD No. 1, Pre-Refunded,
      450,000            7.60%, 10/01/01 ....................................................            488,165
    4,565,000            8.65%, 10/01/11 ....................................................          5,038,436
   16,350,000            8.75%, 10/01/21 ....................................................         18,076,560
    1,720,000       Novato USD, COP, Capital Improvement Project, Series A, 6.70%, 10/01/12 .          1,724,180
    8,000,000       Oakland COP, Refunding, Oakland Museum, Series A, AMBAC Insured,
                     6.00%, 04/01/12 ........................................................          8,059,680
                    Oakland HFR,
      260,000            Issue D-1, 6.80%, 01/01/99 .........................................            267,678
      280,000            Issue D-1, 6.80%, 07/01/99 .........................................            285,102
                    Oakland HFR, (cont.)
   $  295,000            Issue D-1, 6.875%, 01/01/00 ........................................          $ 301,304
      295,000            Issue D-1, 6.875%, 07/01/00 ........................................            296,257
      305,000            Issue D-1, 6.95%, 01/01/01 .........................................            305,616
      615,000            Issue D-1, 6.95%, 07/01/01 .........................................            616,378
    3,950,000            Issue D-1, 7.10%, 01/01/10 .........................................          4,048,000
      315,000            Issue D-2, 6.95%, 07/01/01 .........................................            315,706
    1,910,000            Issue D-2, 7.10%, 01/01/10 .........................................          1,957,387
    5,800,000            Issue D-2, 7.15%, 01/01/24 .........................................          5,910,432
   17,750,000       Oakland Joint Powers Financing Authority Lease Revenue, Oakland
                     Administration Buildings, AMBAC Insured, 5.75%, 08/01/26 ...............         17,598,238
                    Oakland Revenue, Refunding,
    6,000,000            Series A, FGIC Insured, 7.60%, 08/01/21 ............................          6,459,360
    5,405,000            YMCA Project, Series 1990, Pre-Refunded, 7.40%, 06/01/10 ...........          6,029,764
    5,640,000       Oceanside Building Authority Revenue, Refunding, 7.75%, 11/01/04 ........          6,237,558
    4,205,000       Oceanside COP, La Salina Waste Water Treatment, Pre-Refunded, 7.00%,
                     05/01/21 ...............................................................          4,694,630
    5,000,000       Oceanside COP, Refunding, Oceanside Civic Center Project, MBIA Insured,
                     5.75%, 08/01/15 ........................................................          5,015,500
                    Oceanside COP, Refunding, Series A,
    4,435,000            6.375%, 04/01/12 ...................................................          4,497,312
    9,000,000            6.625%, 04/01/23 ...................................................          9,015,570
    4,750,000       Oceanside COP, Refunding, Water System Project, AMBAC Insured, 5.80%,
                     08/01/21 ...............................................................          4,762,540
    2,000,000       Oceanside COP, Water Use Association Finance Program, Series A,
                     AMBAC Insured, 6.40%, 10/01/12 .........................................          2,120,460
    1,850,000       Ontario Montclair School District, COP, Series A, 7.50%, 10/01/12 .......          1,923,038
                    Orange County Airport Revenue, GO, John Wayne International Airport,
                     Series 1987,
   10,505,000            8.10%, 07/01/07 ....................................................         10,858,808
   32,910,000            8.125%, 07/01/16 ...................................................         34,044,079
    4,495,000            Pre-Refunded, 8.10%, 07/01/07 ......................................          4,722,537
   14,090,000            Pre-Refunded, 8.125%, 07/01/16 .....................................         14,805,772
                    Orange County COP,
    4,500,000            Civic Center Expansion Project, AMBAC Insured, Pre-Refunded, 6.00%,
                          08/01/21 ..........................................................          4,799,700
   13,800,000            Juvenile Justice Center Project, Pre-Refunded, 7.50%, 06/01/09 .....         15,144,534
   16,500,000            Juvenile Justice Center Project, Pre-Refunded, 7.625%, 06/01/19 ....         18,158,910
    2,375,000            Loma Ridge/Data Center Project, AMBAC Insured, Pre-Refunded,
                          6.00%, 06/01/21 ...................................................          2,407,205
                    Orange County COP, (cont.)
  $ 3,250,000            Public Facilities Corp., 7.875%, 12/01/13 ..........................       $  3,425,858
    5,000,000            Refunding, Juvenile Justice Center Facilities, AMBAC Insured, 6.375%,
                          06/01/11 ..........................................................          5,203,500
                    Orange County Financing Authority Revenue, Refunding, Tax Allocation,
                     Series A, MBIA Insured,
    5,525,000            6.50%, 09/01/21 ....................................................          5,819,262
    8,000,000            6.50%, 09/01/22 ....................................................          8,426,080
                    Orange County Purchaser Certificates, Master Lease, Series 1990,
    2,000,000            7.00%, 09/01/97 ....................................................          2,003,480
    2,000,000            7.00%, 09/01/98 ....................................................          2,001,920
    1,000,000            7.00%, 09/01/99 ....................................................            997,580
    1,975,000            7.00%, 09/01/00 ....................................................          1,962,222
   79,010,000       Orange County Recovery, Refunding, Series A, MBIA Insured, 5.75%, 06/01/15        78,912,818
                    Orange County Special Tax, Pre-Refunded,
    4,700,000            CFD No. 87-1, Dimensions Business Park, 8.25%, 08/15/13 ............          5,133,810
    5,000,000            CFD No. 87-4, Foothill Ranch, 8.00%, 08/15/10 ......................          5,698,500
    9,900,000            CFD No. 88-1, Aliso Viejo, Series 1988-A, 8.00%, 08/15/05 ..........         10,769,814
   43,265,000            CFD No. 88-1, Aliso Viejo, Series 1988-A, 8.10%, 08/15/13 ..........         47,143,275
    2,865,000       Orange County Transportation District COP, Business Acquisition Project,
                     6.75%, 12/01/05 ........................................................          3,013,694
    4,000,000       Orange County USD, COP, Pre-Refunded, 6.875%, 06/01/21 ..................          4,327,480
                    Orange County Water District, COP,
    2,000,000            AMBAC Insured, 6.50%, 08/15/11 .....................................          2,094,040
    9,430,000            Refunding, Series A, 5.50%, 08/15/14 ...............................          8,956,237
    3,400,000       Orange Cove Irrigation District Revenue, COP, Rehabilitation Project,
                     Pre-Refunded, 7.25%, 02/01/12 ..........................................          3,805,450
    8,530,000       Orange RDA Revenue, Refunding, Tax Allocation, Northwest Redevelopment
                     Project, Series B, 5.70%, 10/01/23 .....................................          7,686,724
   12,150,000       Oroville Public Financing Authority Revenue, Series A, AMBAC Insured,
                     6.30%, 09/15/20 ........................................................         12,689,582
   10,575,000       Oroville Wyandotte Irrigation District Revenue, Refunding, Hydroelectric,
                     6.20%, 01/01/09 ........................................................         10,661,821
                    Oxnard 1915 Act, AD No. 86-3, Northeast Industrial Area,
      950,000            8.10%, 09/02/00 ....................................................            953,221
    2,020,000            8.10%, 09/02/01 ....................................................          2,025,090
      965,000            8.20%, 09/02/02 ....................................................            966,534
    1,490,000            8.20%, 09/02/03 ....................................................          1,490,820
    1,330,000            8.20%, 09/02/04 ....................................................          1,329,375
    1,590,000            8.20%, 09/02/05 ....................................................          1,587,631
    2,235,000            8.20%, 09/02/06 ....................................................          2,229,502
                    Oxnard Public Facilities Corp., COP, Pre-Refunded,
 $ 18,765,000            AMBAC Insured, 7.50%, 09/01/06 .....................................      $  20,417,258
    3,750,000            Civic Library Project, 8.00%, 10/01/08 .............................          4,092,713
   11,650,000    a,bOxnard Special Tax, CFD No. 88-1, 8.15%, 10/01/13 .......................          2,912,500
    1,390,000       Palm Desert 1915 Act, Improvement Board, AD No. 92-1, 7.60%, 09/02/12 ...          1,438,664
    5,020,000       Palm Desert Financing Authority Lease Revenue, Blythe County
                     Administrative Project, 6.625%, 08/01/26 ...............................          5,039,779
                    Palm Desert Financing Authority Revenue, Tax Allocation, Project Area No.1,
                     Series A, MBIA Insured,
    5,595,000            6.625%, 04/01/23 ...................................................          6,011,660
   15,075,000            5.95%, 04/01/24 ....................................................         15,298,110
    1,890,000       Palm Desert RDA, Tax Allocation, Project Area No. 1, MBIA Insured, 7.40%,
                     05/01/09 ...............................................................          1,940,217
    5,000,000       Palm Springs COP, Municipal Gold Course Expansion Project, 7.40%,
                     11/01/18 ...............................................................          5,248,800
    2,230,000       Palm Springs Financing Authority Revenue, Tax Allocation, Series B, 6.875%,
                     08/01/21 ...............................................................          2,323,972
                    Palmdale 1915 Act, AD No. 87-1, Rancho Vista,
      500,000            8.20%, 09/02/00 ....................................................            517,350
      555,000            8.20%, 09/02/01 ....................................................            574,259
      625,000            8.20%, 09/02/02 ....................................................            646,688
      700,000            8.20%, 09/02/03 ....................................................            724,290
      775,000            8.20%, 09/02/04 ....................................................            801,893
      850,000            8.20%, 09/02/05 ....................................................            879,495
      945,000            8.20%, 09/02/06 ....................................................            977,792
    1,040,000            8.20%, 09/02/07 ....................................................          1,076,088
   11,580,000       Palmdale Civic Authority Revenue, Refunding, Merged Redevelopment
                     Project Areas, Series A, MBIA Insured, 6.15%, 09/01/24 .................         12,094,499
      495,000       Palmdale School District, COP, Series 1990, 7.40%, 08/01/20 .............            507,682
   20,400,000       Palo Alto Medical Foundation, Insured Revenue, Series 1987, ETM, 7.875%,
                     05/15/17 ...............................................................         21,154,188
    4,210,000       Palomar Community College District, COP, Building Acquisition Project,
                     Connie Lee Insured, 6.75%, 10/01/19 ....................................          4,569,871
    6,300,000       Palomar Pomerado Hospital District Revenue, Refunding and Project,
                     Series A, MBIA Insured, 5.00%, 11/01/14 ................................          5,799,402
    3,000,000       Panoche Water District, COP, 7.50%, 12/01/08 ............................          3,176,220
   25,000,000       Paramount RDA, Tax Allocation, Custodial Receipts, MBIA Insured, 6.25%,
                     08/01/23 ...............................................................         25,974,250
    8,250,000       Pasadena COP, Art Center, College of Design, Connie Lee Insured, 6.50%,
                     12/01/19 ...............................................................          8,779,155
  $ 4,000,000       Pasadena Water Revenue, 6.00%, 07/01/13 .................................       $  4,106,240
                    Perris Public Financing Authority Revenue, Refunding, Tax Allocation,
    5,280,000            Series B, MBIA Insured, 6.35%, 08/15/17 ............................          5,542,416
    3,330,000            Series C, 7.10%, 11/15/17 ..........................................          3,458,372
                    Perris Public Financing Authority Revenue, Special Tax, Series A,
      205,000            7.45%, 09/01/01 ....................................................            209,584
      235,000            7.50%, 09/01/02 ....................................................            240,250
      270,000            7.55%, 09/01/03 ....................................................            276,029
      305,000            7.60%, 09/01/04 ....................................................            311,805
      325,000            7.60%, 09/01/05 ....................................................            331,890
    5,595,000            7.80%, 09/01/19 ....................................................          5,694,647
                    Perris RDA, Tax Allocation,
    4,535,000            Central and North Perris Redevelopment Project, Series B, Pre-Refunded,
                          7.875%, 10/01/14 ..................................................          5,272,210
    2,935,000            Refunding, Central and North Perris Redevelopment Project, Series A,
                          Pre-Refunded, 7.875%, 10/01/10 ....................................          3,436,357
      865,000            Series 1991, 7.15%, 08/01/11 .......................................            898,389
    2,040,000            Series 1991, 7.20%, 08/01/21 .......................................          2,108,401
                    Perris Special Tax,
       50,000            CFD No. 88-1, Series A, ETM, 8.00%, 09/01/99 .......................             54,937
       65,000            CFD No. 88-1, Series A, ETM, 8.05%, 09/01/00 .......................             73,187
       85,000            CFD No. 88-1, Series A, ETM, 8.10%, 09/01/01 .......................             97,940
      100,000            CFD No. 88-1, Series A, ETM, 8.15%, 09/01/02 .......................            117,619
    6,040,000            CFD No. 88-1, Series A, Pre-Refunded, 8.30%, 09/01/18 ..............          7,372,968
    5,395,000            CFD No. 91-1, 8.75%, 09/01/21 ......................................          5,779,717
   10,615,000       Perris Union High School District, CFD No. 87-1, 8.25%, 10/01/13 ........          7,430,500
    4,800,000       Petaluma Community Development Commission, MFR, Park Lane Apartments,
                     Series A, 6.875%, 11/20/34 .............................................          5,007,072
    4,565,000       Petaluma Hospital District Revenue, Petaluma Hospital Building Corp. Project,
                     Loan Program, Series A, 6.50%, 03/01/08 ................................          4,563,539
   18,905,000       Pico Rivera RDA, Tax Allocation, Refunding, Redevelopment Project Area
                     No. 1, 8.15%, 05/01/07 .................................................         19,556,655
    1,200,000       Pismo Beach Public Financing Authority Revenue, 6.90%, 09/15/22 .........          1,210,920
    1,770,000       Placentia COP, Refunding, RDA, Series A, 6.90%, 01/01/14 ................          1,829,543
    3,230,000       Pleasant Valley School District, Ventura County COP, Woodcreek Road,
                     Elementary School Project, 6.375%, 08/01/18 ............................          3,186,589
                    Pleasanton COP,
    2,180,000            Capital Improvements, 6.70%, 10/01/11 ..............................          2,245,182
    3,500,000            Capital Projects No. 1 & 2, Pre-Refunded, 8.75%, 10/01/08 ..........          3,736,705
    4,585,000            Pleasanton Public Facilities Corp., Pre-Refunded, 7.875%, 09/01/14 .          5,109,753
                    Pomona Public Financing Authority Revenue,
  $ 6,490,000            Refunding, Series P, 5.75%, 10/01/15 ...............................       $  6,208,399
   10,205,000            Series H, AMBAC Insured, 7.40%, 05/01/18 ...........................         11,018,543
                    Pomona RDA, Tax Allocation,
    2,370,000            Holt Ave./Indian Hill Blvd., Redevelopment Project, 8.25%, 06/01/16           2,421,002
    2,795,000            Refunding, Reservoir Street Industrial Redevelopment Project, 8.25%,
                          06/01/13 ..........................................................          2,855,372
   15,070,000            Southwest Pomona Redevelopment Project, 11.45%, 01/01/07 ...........         19,904,155
    4,675,000            West Holt Ave. Redevelopment Project, Pre-Refunded, 7.875%, 02/01/15          4,851,622
    3,195,000       Port Hueneme RDA, Refunding, Tax Allocation, R-76 Project, 6.50%, 05/01/23         3,221,902
                    Port of Oakland Revenue,
    2,310,000            Series A, BIG Insured, 7.60%, 11/01/16 .............................          2,395,817
    1,525,000            Series E, MBIA Insured, 6.25%, 11/01/05 ............................          1,637,210
    1,050,000            Series E, MBIA Insured, 6.30%, 11/01/06 ............................          1,124,277
      500,000            Series E, MBIA Insured, 6.40%, 11/01/07 ............................            535,240
   11,495,000            Series E, MBIA Insured, 6.40%, 11/01/22 ............................         12,001,815
                    Port of Oakland Special Facilities Revenue, Mitsui O.S.K. Lines Ltd., Series A,
    6,100,000            6.70%, 01/01/07 ....................................................          6,476,919
    4,890,000            6.75%, 01/01/12 ....................................................          5,092,397
    8,075,000            6.80%, 01/01/19 ....................................................          8,363,358
    1,950,000       Porterville COP, Refunding, Public Building Project, AMBAC Insured, 6.30%,
                     10/01/18 ...............................................................          2,050,776
    8,100,000       Poway COP, RDA, Poinsettia Mobile Home Park, Pre-Refunded, 8.375%,
                     06/01/18 ...............................................................          8,801,298
                    Poway COP, Royal Mobile Home Park Project, FSA Insured,
    6,500,000            Capital Improvement, Pre-Refunded, 7.00%, 07/01/20 .................          7,228,520
    5,400,000            Refunding, 6.00%, 08/01/20 .........................................          5,481,054
   15,000,000            Refunding, 6.00%, 08/01/28 .........................................         15,165,150
    6,250,000            Refunding, FSA Insured, 5.875%, 08/01/15 ...........................          6,306,688
                    Poway RDA, Tax Allocation,
    3,325,000            Refunding, Series 1991, Pre-Refunded, 7.75%, 12/15/21 ..............          3,873,492
   23,000,000            Refunding, Sub-Parguay Redevelopment Project, FGIC Insured, 5.50%,
                          12/15/23 ..........................................................         21,878,290
    9,250,000            Refunding, Sub-Parguay Redevelopment Project, FGIC Insured, 5.75%,
                          12/15/26 ..........................................................          9,105,700
   15,000,000            Sub-Parguay Redevelopment Project, Series A, Pre-Refunded, 7.60%,
                          12/15/22 ..........................................................         16,725,450
   63,000,000       Puerto Rico Commonwealth Highway and Transportation Authority, Highway
                     Revenue, Series Y, 5.00%, 07/01/36 .....................................         55,025,460
      610,000       Ramona Municipal Water District, COP, 8.50%, 07/15/11 ...................            640,531
  $ 7,330,000       Rancho Cucamonga, Palmdale, Potterville, Colton HFA, SFMR, Series 1986,
                     GNMA Secured, 7.55%, 08/01/18 ..........................................       $  7,809,822
    8,330,000       Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project,
                     Set-Aside Housing, MBIA Insured, 5.25%, 09/01/21 .......................          7,823,536
    1,100,000       Rancho Cucamonga, Refunding, Special Tax, CFD No. 7, CGIC Insured,
                     6.40%, 08/01/04 ........................................................          1,164,867
                    Rancho Murieta Community Services District, 1915 Act, ID No. 1,
      865,000            8.25%, 09/02/01 ....................................................            897,515
      815,000            8.25%, 09/02/02 ....................................................            845,465
      870,000            8.30%, 09/02/03 ....................................................            902,512
      855,000            8.40%, 09/02/04 ....................................................            887,114
      855,000            8.40%, 09/02/05 ....................................................            886,934
      860,000            8.40%, 09/02/06 ....................................................            891,940
      165,000       Redlands RDA, Refunding, Tax Allocation, Redlands Redevelopment Project,
                     AMBAC Insured, 6.625%, 07/01/15 ........................................            168,724
                    Redlands USD, COP, Series A, FSA Insured,
      750,000            6.15%, 09/01/11 ....................................................            763,763
    4,310,000            6.25%, 09/01/27 ....................................................          4,368,961
    3,795,000       Redwood City MFHR, Refunding, Redwood Plaza Project, Series 1987-A,
                     GNMA Secured, 8.25%, 09/01/26 ..........................................          3,839,022
    3,750,000       Redwood City Public Financing Authority Revenue, Local Agency, Series B,
                     7.25%, 07/15/11 ........................................................          3,945,788
                    Rialto COP, Series 1989,
      145,000            7.50%, 11/01/01 ....................................................            155,894
    3,165,000            7.50%, 11/01/15 ....................................................          3,294,227
    3,500,000       Rialto RDA, Tax Allocation, Agua Mansa Redevelopment Project, 6.75%,
                     03/01/24 ...............................................................          3,575,390
    2,000,000       Richmond Joint Power Finance Authority, Series B, Pre-Refunded, 7.00%,
                     05/15/07 ...............................................................          2,202,620
    3,715,000       Richmond Revenue, West Contra Costa YMCA Project, Pre-Refunded,
                     7.75%, 06/01/17 ........................................................          4,187,882
    4,420,000       Ridgecrest COP, RDA, 7.60%, 03/01/13 ....................................          4,591,142
                    Ridgecrest RDA, Tax Allocation, Ridgecrest Redevelopment Project,
      200,000            8.00%, 02/01/09 ....................................................            207,766
      220,000            8.00%, 02/01/10 ....................................................            228,400
      240,000            8.00%, 02/01/11 ....................................................            249,007
      255,000            8.00%, 02/01/12 ....................................................            264,404
      275,000            8.00%, 02/01/13 ....................................................            284,966
      300,000            8.00%, 02/01/14 ....................................................            310,872
      325,000            7.80%, 02/01/15 ....................................................            334,708
      355,000            7.40%, 02/01/16 ....................................................            363,385
                    Riverside County Asset Leasing Corp., Leasehold Revenue, Hospital Project,
                     Series A,
$  23,000,000            6.375%, 06/01/09 ...................................................      $  23,999,350
   20,125,000            6.50%, 06/01/12 ....................................................         21,324,853
   19,500,000            6.25%, 06/01/19 ....................................................         19,568,835
    2,000,000            BIG Insured, 6.25%, 06/01/19 .......................................          2,028,580
    7,945,000       Riverside County Board of Education, COP, Financing Project, Series A,
                     6.65%, 11/01/17 ........................................................          8,266,534
                    Riverside County CFD,
      660,000            No. 84-2, Refunding, Lakehills Project, 7.60%, 09/01/00 ............            607,200
    5,130,000            No. 84-2, Refunding, Lakehills Project, 7.50%, 09/01/06 ............          4,719,600
      575,000            No. 85-1, Golden Triangle Project, Series A, Pre-Refunded, 7.50%,
                          09/01/06 ..........................................................            623,852
    2,425,000            No. 85-1, Golden Triangle Project, Series B, Pre-Refunded, 7.50%,
                          09/01/06 ..........................................................          2,631,028
      440,000            No. 85-2, California Oaks Project, ETM, 7.70%, 09/01/97 ............            456,205
      260,000            No. 85-2, California Oaks Project, ETM, 7.80%, 09/01/98 ............            277,989
      295,000            No. 85-2, California Oaks Project, Pre-Refunded, 7.90%, 09/01/99 ...            322,786
      485,000            No. 85-2, California Oaks Project, Pre-Refunded, 8.00%, 09/01/00 ...            531,094
      585,000            No. 85-2, California Oaks Project, Pre-Refunded, 8.05%, 09/01/01 ...            641,131
   11,970,000            No. 85-2, California Oaks Project, Pre-Refunded, 8.25%, 09/01/13 ...         13,162,092
   23,195,000            No. 86-1, Menifee Village Project, 7.875%, 09/01/11 ................         23,210,773
      305,000            No. 87-5, Special Tax, 7.90%, 09/01/98 .............................            204,350
      325,000            No. 87-5, Special Tax, 7.95%, 09/01/99 .............................            217,750
      355,000            No. 87-5, Special Tax, 8.00%, 09/01/00 .............................            237,850
      380,000            No. 87-5, Special Tax, 8.05%, 09/01/01 .............................            254,600
    7,500,000            No. 87-5, Special Tax, 8.20%, 09/01/13 .............................          5,025,000
    2,820,000            No. 87-5, Special Tax, 8.75%, 09/01/13 .............................          1,889,400
    4,730,000            No. 89-1, Special Tax, 8.25%, 09/01/16 .............................          4,555,510
   16,000,000       Riverside County CFD No. 86-1, Mello Roos, Series 1987, 8.75%, 09/01/16 .         16,362,080
                    Riverside County COP,
    4,975,000            Capital Projects, Series A, 6.875%, 11/01/09 .......................          5,205,243
   15,900,000            Capital Projects, Series A, 6.125%, 11/01/21 .......................         15,984,906
    4,775,000            Desert Justice Facility Project, MBIA Insured, 6.00%, 12/01/17 .....          4,872,267
    4,625,000            Desert Justice Facility Project, MBIA Insured, 6.25%, 12/01/21 .....          4,800,796
    3,945,000            Refunding, Juvenile Facility, Pre-Refunded, 8.00%, 10/01/18 ........          4,305,534
    4,500,000            Refunding, Public Facilities Financing Project, Type 1, 7.75%, 12/01/03       4,609,620
   38,615,000            Refunding, Public Facilities Financing Project, Type 1, 7.875%, 12/01/15     39,555,275
                    Riverside County Flood Control and Water Conservation District, Elsinore
                     Valley AD, Zone 3, Series 1993,
   $  165,000            7.875%, 09/01/03 ...................................................          $ 191,377
      180,000            7.875%, 09/01/04 ...................................................            210,892
      190,000            7.875%, 09/01/05 ...................................................            224,379
      205,000            7.875%, 09/01/06 ...................................................            243,532
      225,000            7.875%, 09/01/07 ...................................................            267,370
      240,000            7.875%, 09/01/08 ...................................................            285,360
      260,000            7.875%, 09/01/09 ...................................................            309,322
      280,000            7.875%, 09/01/10 ...................................................            332,847
      305,000            7.875%, 09/01/11 ...................................................            363,157
      325,000            7.875%, 09/01/12 ...................................................            390,254
      350,000            7.875%, 09/01/13 ...................................................            420,774
      380,000            7.875%, 09/01/14 ...................................................            459,420
      410,000            7.875%, 09/01/15 ...................................................            495,674
      440,000            7.875%, 09/01/16 ...................................................            534,503
      475,000            7.875%, 09/01/17 ...................................................            579,628
                    Riverside County Housing Authority Revenue,
    6,750,000            Riverside Apartment Project, 7.875%, 11/01/19 ......................          6,972,278
   13,980,000            Series 1988-A, 7.85%, 10/01/08 .....................................         14,520,607
   33,080,000            Series 1988-A, 7.90%, 10/01/18 .....................................         34,295,359
                    Riverside County RDA, Tax Allocation,
    1,100,000            Series A, 7.60%, 10/01/25 ..........................................          1,159,202
    2,750,000            Series B, 7.60%, 10/01/25 ..........................................          2,898,005
    1,600,000            Series C, 7.60%, 10/01/25 ..........................................          1,686,112
    2,100,000            Series D, 7.60%, 10/01/25 ..........................................          2,213,022
    5,600,000            Series E, 7.60%, 10/01/25 ..........................................          5,901,392
                    Riverside County SFMR, GNMA Secured,
      660,000            Series 1989-B, 7.60%, 11/01/19 .....................................            699,461
    1,550,000            Series 1991-A, 7.20%, 10/01/24 .....................................          1,576,474
                    Riverside Hospital Revenue, Parkview Community Hospital Medical Center
                     Project,
    5,000,000            8.25%, 08/01/14 ....................................................          5,240,250
    7,000,000            Refunding, 9.25%, 12/01/05 .........................................          7,172,480
    6,210,000       Riverside MFHR, Palm Shadows Apartments, Series A, 6.50%, 01/01/18 ......          6,336,210
                    Riverside Public Financing Authority Revenue, Airport and Central Industrial
                     Redevelopment Project, Series A, Pre-Refunded,
      750,000            7.80%, 02/01/08 ....................................................            775,035
    9,155,000            7.90%, 02/01/18 ....................................................          9,463,524
  $ 6,000,000       Riverside RDA, Refunding, Tax Allocation, Merged Redevelopment Project,
                     Series A, MBIA Insured, 5.625%, 08/01/23 ...............................       $  5,849,460
    3,000,000       Riverside Water Revenue, 6.00%, 10/01/15 ................................          3,039,900
                    Rocklin 1915 Act, Refunding,
      460,000            7.55%, 09/02/03 ....................................................            475,971
      495,000            7.60%, 09/02/04 ....................................................            512,186
      535,000            7.65%, 09/02/05 ....................................................            553,575
      580,000            7.65%, 09/02/06 ....................................................            600,138
      625,000            7.65%, 09/02/07 ....................................................            646,700
      675,000            7.65%, 09/02/08 ....................................................            698,436
    6,085,000       Rocklin USD, CFD No. 1, 7.70%, 09/01/12 .................................          6,320,429
    7,500,000       Rohnert Park CDA, Tax Allocation, Rohnert Park Redevelopment Project,
                     Pre-Refunded, 8.20%, 06/01/18 ..........................................          8,128,425
    8,380,000       Rohnert Park HFA Revenue, Rancho Feliz Mobile Home Park, FSA Insured,
                     5.375%, 12/01/26 .......................................................          7,863,373
                    Roseville 1915 Act, Limited Obligation, Refunding,
      120,000            North Roseville, Rocklin Sewer District No. 88-3, 8.00%, 09/02/99 ..            124,296
      125,000            North Roseville, Rocklin Sewer District No. 88-3, 8.00%, 09/02/00 ..            129,475
      135,000            North Roseville, Rocklin Sewer District No. 88-3, 8.00%, 09/02/01 ..            139,833
      145,000            North Roseville, Rocklin Sewer District No. 88-3, 8.10%, 09/02/02 ..            150,191
      160,000            North Roseville, Rocklin Sewer District No. 88-3, 8.15%, 09/02/03 ..            165,728
      170,000            North Roseville, Rocklin Sewer District No. 88-3, 8.20%, 09/02/04 ..            176,086
      185,000            North Roseville, Rocklin Sewer District No. 88-3, 8.20%, 09/02/05 ..            191,623
      200,000            North Roseville, Rocklin Sewer District No. 88-3, 8.20%, 09/02/06 ..            207,160
      220,000            North Roseville, Rocklin Sewer District No. 88-3, 8.25%, 09/02/07 ..            227,874
      235,000            North Roseville, Rocklin Sewer District No. 88-3, 8.25%, 09/02/08 ..            243,411
      205,000            North Roseville, Rocklin Sewer District No. 88-3, 8.25%, 09/02/09 ..            212,337
      220,000            Rocky Ridge-Harding, District No. 88-4, 8.00%, 09/02/99 ............            227,876
      245,000            Rocky Ridge-Harding, District No. 88-4, 8.00%, 09/02/00 ............            253,771
      260,000            Rocky Ridge-Harding, District No. 88-4, 8.00%, 09/02/01 ............            269,308
      285,000            Rocky Ridge-Harding, District No. 88-4, 8.10%, 09/02/02 ............            295,203
      305,000            Rocky Ridge-Harding, District No. 88-4, 8.15%, 09/02/03 ............            315,919
      330,000            Rocky Ridge-Harding, District No. 88-4, 8.20%, 09/02/04 ............            341,814
      350,000            Rocky Ridge-Harding, District No. 88-4, 8.20%, 09/02/05 ............            362,530
    2,050,000       Roseville City School District, COP, Pre-Refunded, 7.50%, 09/01/15 ......          2,160,618
                    Roseville Special Tax,
      715,000            CFD No. 1, 7.50%, 09/01/02 .........................................            738,288
      825,000            CFD No. 1, 7.60%, 09/01/04 .........................................            848,958
   15,660,000            CFD No. 1, 7.70%, 09/01/20 .........................................         16,113,827
      355,000            CFD No. 2, 8.00%, 09/01/06 .........................................            378,121
                    Roseville Special Tax, (cont.)
  $ 7,165,000            CFD No. 2, 8.25%, 09/01/21 .........................................       $  7,595,760
    1,725,000            Northcentral Roseville CFD No. 1, 8.00%, 11/01/02 ..................          1,809,059
    1,860,000            Northcentral Roseville CFD No. 1, 8.10%, 11/01/03 ..................          1,961,909
   10,000,000            Northcentral Roseville CFD No. 1, 8.40%, 11/01/10 ..................         10,486,300
   12,000,000            Northcentral Roseville CFD No. 1, 8.60%, 11/01/17 ..................         12,612,960
    1,000,000            Northeast Roseville CFD No. 1, 7.95%, 12/01/00 .....................          1,048,350
    1,000,000            Northeast Roseville CFD No. 1, 8.00%, 12/01/01 .....................          1,047,270
    1,000,000            Northeast Roseville CFD No. 1, 8.00%, 12/01/02 .....................          1,046,240
    6,000,000            Northeast Roseville CFD No. 1, 8.30%, 12/01/08 .....................          6,294,600
    5,450,000       Rubidoux Community Services District, COP, Water System Improvement
                     Project, AMBAC Insured, 6.25%, 12/01/24 ................................          5,657,318
                    Sacramento 1915 Act, North Natomas AD No. 88-3,
      805,000            8.20%, 09/02/10 ....................................................            767,809
    1,795,000            8.20%, 09/02/11 ....................................................          1,709,109
    2,325,000            8.25%, 09/02/12 ....................................................          2,220,096
    2,515,000            8.25%, 09/02/13 ....................................................          2,398,354
    2,715,000            8.25%, 09/02/14 ....................................................          2,585,902
    1,500,000       Sacramento Area Council of Governments, COP, Sacog Administrative
                     Building Project, 7.125%, 7/01/16 ......................................          1,563,795
                    Sacramento City Financing Authority Revenue, Series 1991,
    1,300,000            6.60%, 11/01/05 ....................................................          1,396,044
      920,000            6.70%, 11/01/11 ....................................................            966,359
                    Sacramento County 1915 Act, Cordova Industrial Park, Unit 3, Series C-1,
      250,000            8.25%, 09/02/05 ....................................................            258,495
      265,000            8.25%, 09/02/06 ....................................................            273,893
      290,000            8.25%, 09/02/07 ....................................................            299,611
      310,000            8.25%, 09/02/08 ....................................................            320,143
      340,000            8.25%, 09/02/09 ....................................................            351,053
      365,000            8.25%, 09/02/10 ....................................................            376,793
      395,000            8.25%, 09/02/11 ....................................................            407,680
    6,875,000       Sacramento County Airport System Revenue, Series A, MBIA Insured,
                     5.90%, 07/01/24 ........................................................          6,897,344
                    Sacramento County CFD, Special Tax,
    2,250,000            Improvement Area 1, Series 1990, 8.20%, 12/01/10 ...................          2,385,315
    7,610,000            Improvement Area 1, Series 1990, 8.25%, 12/01/20 ...................          8,052,902
    1,500,000            Laguna, Series 1987, Pre-Refunded, 8.00%, 12/01/98 .................          1,614,750
    1,500,000            Laguna, Series 1987, Pre-Refunded, 8.20%, 12/01/99 .................          1,618,125
    1,500,000            Laguna, Series 1987, Pre-Refunded, 8.30%, 12/01/00 .................          1,619,805
    1,500,000            Laguna, Series 1987, Pre-Refunded, 8.40%, 12/01/01 .................          1,621,500
   13,000,000            Laguna, Series 1987, Pre-Refunded, 8.625%, 12/01/06 ................         14,085,890
                    Sacramento County COP,
  $ 2,735,000            Cherry Island Golf Course Project, Pre-Refunded, 8.125%, 12/01/18 ..       $  3,022,831
    3,500,000            Cherry Island Golf Course Project, Series B, 6.80%, 07/01/18 .......          3,643,080
   11,000,000            Public Facilities Project, Coroner/Crime Laboratory, AMBAC Insured,
                          6.40%, 10/01/19 ...................................................         11,701,140
   29,500,000            Public Facilities Project, Coroner/Crime Laboratory, AMBAC Insured,
                          6.40%, 10/01/24 ...................................................         31,380,330
    1,495,000            Refunding, Cherry Island Golf Course Project, Series B, 6.80%, 07/01/12       1,552,707
    2,325,000            Refunding, Parking Facility Project, Series 1987-A, 6.80%, 07/01/12           2,414,745
                    Sacramento MUD, Electric Revenue,
    9,500,000            Refunding, Series D, MBIA Insured, 5.25%, 11/15/20 .................          8,813,720
    9,250,000            Refunding, Series R, 6.00%, 02/01/17 ...............................          9,142,053
    5,740,000            Refunding, Series Z, FGIC Insured, 6.25%, 07/01/04 .................          6,165,334
    3,000,000            Refunding, Series Z, FGIC Insured, 6.35%, 07/01/05 .................          3,221,640
   16,110,000            Refunding, Subordinated, 8.00%, 11/15/10 ...........................         16,172,507
    1,200,000            Series B, MBIA Insured, 6.25%, 08/15/11 ............................          1,259,868
    5,950,000            Series B, MBIA Insured, 6.375%, 08/15/22 ...........................          6,255,057
    4,500,000            Series I, MBIA Insured, 6.00%, 01/01/24 ............................          4,592,250
   14,715,000            Series J, AMBAC Insured, 5.60%, 08/15/24 ...........................         14,489,419
    1,000,000            Series V, 7.60%, 08/15/00 ..........................................          1,072,300
    2,225,000            Series W, 7.60%, 08/15/00 ..........................................          2,385,868
    5,405,000            Series W, Pre-Refunded, 7.875%, 08/15/16 ...........................          5,878,100
    2,720,000       Sacramento Public Television Facility Revenue, KVIE, Inc., Series A, 7.50%,
                     07/01/20 ...............................................................          2,817,104
    2,500,000       Sacramento RDA, Tax Allocation, Merged Downtown Project, Series A,
                     MBIA Insured, 6.50%, 11/01/13 ..........................................          2,662,250
                    Sacramento Regional Transit District, COP, Series A,
    1,605,000            6.20%, 03/01/00 ....................................................          1,670,227
    1,100,000            6.25%, 03/01/01 ....................................................          1,154,208
    1,000,000            6.375%, 03/01/02 ...................................................          1,060,050
    1,200,000            6.40%, 03/01/03 ....................................................          1,278,252
    1,000,000            6.375%, 03/01/04 ...................................................          1,065,490
    1,100,000            6.375%, 03/01/05 ...................................................          1,158,553
                    Sacramento-Yolo Port District Revenue, Refunding, Series A,
    3,620,000            Facilities Improvement, Pre-Refunded, 8.875%, 12/01/12 .............          3,900,043
   11,645,000            Port Facilities, 7.25%, 07/01/13 ...................................         12,211,063
                    Salida Area Public Facility Financing Agency, Special Tax, CFD No. 88-1,
      215,000            7.70%, 09/01/99 ....................................................            222,585
      250,000            7.75%, 09/01/00 ....................................................            260,390
      290,000            7.80%, 09/01/01 ....................................................            302,044
                    Salida Area Public Facility Financing Agency, Special Tax, CFD No. 88-1, (cont.)
   $  260,000            7.85%, 09/01/02 ....................................................          $ 270,790
      385,000            7.90%, 09/01/03 ....................................................            400,966
      435,000            7.95%, 09/01/04 ....................................................            453,026
      495,000            7.95%, 09/01/05 ....................................................            514,607
      460,000            8.00%, 09/01/06 ....................................................            478,207
      630,000            8.00%, 09/01/07 ....................................................            654,362
      700,000            8.00%, 09/01/08 ....................................................            726,432
    6,075,000            8.05%, 09/01/14 ....................................................          6,304,210
    2,495,000       Salinas Union High School District, COP, Refunding, Facility Financing
                     Projects, 7.375%, 01/01/14 .............................................          2,626,087
                    San Bernardino 1915 Act, AD No. 961, Refunding,
      855,000            7.60%, 09/02/02 ....................................................            776,212
      920,000            7.65%, 09/02/03 ....................................................            827,301
      990,000            7.70%, 09/02/04 ....................................................            883,199
    1,065,000            7.75%, 09/02/05 ....................................................            943,941
                    San Bernardino County COP, MBIA Insured,
    5,000,000            Medical Center Financing Project, Series A, 5.50%, 08/01/15 ........          4,851,300
   65,350,000            Medical Center Financing Project, Series A, 5.50%, 08/01/22 ........         62,651,699
   34,000,000            Medical Center Financing Project, Series A, 5.875%, 08/01/26 .......         34,172,380
    3,705,000            West Valley Detention Center Project, 6.25%, 11/01/04 ..............          4,038,598
    3,935,000            West Valley Detention Center Project, 6.35%, 11/01/05 ..............          4,288,048
    4,185,000            West Valley Detention Center Project, 6.40%, 11/01/06 ..............          4,548,300
   20,000,000            West Valley Detention Center Project, 6.50%, 11/01/12 ..............         21,404,400
    9,275,000            West Valley Detention Center Project, 6.20%, 11/01/25 ..............          9,619,010
      420,000       San Bernardino County Mortgage Revenue, Refunding, Don Miguel
                     Apartments Projects, MBIA Insured, 6.00%, 09/01/03 .....................            434,351
                    San Bernardino County SFMR, Series A, GNMA Secured,
      915,000            7.50%, 12/01/07 ....................................................            967,338
    4,455,000            7.65%, 06/01/23 ....................................................          4,636,319
    4,715,000       San Bernardino Joint Powers Financing Authority Revenue, COP, Police
                     Station Financing Authority Project, 6.60%, 04/01/20 ...................          4,872,292
                    San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation,
    3,000,000            Central City Merged Project, Series B, 7.50%, 11/01/20 .............          3,040,680
      450,000            Refunding, Central City Merged Project, Series A, 6.75%, 11/01/00 ..            476,829
      480,000            Refunding, Central City Merged Project, Series A, 6.90%, 11/01/01 ..            515,755
      510,000            Refunding, Central City Merged Project, Series A, 7.00%, 11/01/02 ..            552,866
      550,000            Refunding, Central City Merged Project, Series A, 7.00%, 11/01/03 ..            595,452
      585,000            Refunding, Central City Merged Project, Series A, 7.00%, 11/01/04 ..            630,642
      625,000            Refunding, Central City Merged Project, Series A, 7.05%, 11/01/05 ..            672,250
                    San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation, (cont.)
   $  670,000            Refunding, Central City Merged Project, Series A, 7.05%, 11/01/06 ..          $ 719,118
      720,000            Refunding, Central City Merged Project, Series A, 7.05%, 11/01/07 ..            767,851
   15,585,000            Refunding, Central City Merged Project, Series A, 7.10%, 11/01/20 ..         16,286,948
    9,000,000            Refunding, Series A, FSA Insured, 5.75%, 10/01/15 ..................          8,989,560
   19,915,000            Refunding, Series A, FSA Insured, 5.75%, 10/01/25 ..................         19,748,311
    1,695,000            Tri-City Redevelopment Project, Series B, Pre-Refunded, 7.60%, 01/01/08       1,886,586
      905,000       San Bernardino Municipal Water Department, COP, FGIC Insured, 6.25%,
                     02/01/12 ...............................................................            932,974
   75,000,000       San Bernardino PBA Revenue, Capital Improvement, 8.30%, 09/02/19 ........         76,731,750
    8,465,000       San Carlos Mortgage Revenue, Elms Project, FHA Mortgage Insured,
                     6.875%, 08/01/37 .......................................................          8,886,134
    2,200,000       San Diego Community College District, COP, Financing Project, Series 1987,
                     Pre-Refunded, 8.625%, 12/01/09 .........................................          2,362,690
                    San Diego County COP,
    2,260,000            Children's Center Project, 6.00%, 10/01/02 .........................          2,280,815
   10,625,000            Inmate Reception Center and Cooling, MBIA Insured, 6.25%, 08/01/24 .         11,091,544
                    San Diego County Regional Transportation Commission, Sales Tax Revenue,
                     Series A,
    1,250,000            ETM, 6.00%, 04/01/08 ...............................................          1,313,600
    9,000,000            Pre-Refunded, 7.375%, 04/01/06 .....................................          9,821,070
                    San Diego IDR, San Diego Gas & Electric Co. Project,
   12,230,000            Series 1987-A, 8.75%, 03/01/23 .....................................         12,837,097
   19,800,000            Series 1992-A, 6.40%, 09/01/18 .....................................         20,493,000
                    San Diego RDA, Refunding, Tax Allocation, Series A,
    2,200,000            Columbia Redevelopment Project, Pre-Refunded, 8.75%, 12/01/08 ......          2,356,552
    5,000,000            Horton Project, FSA Insured, 6.00%, 11/01/15 .......................          5,125,000
       75,000       San Diego SFMR, Issue A, 9.20%, 07/15/16 ................................             77,023
   28,845,000       San Diego Special Tax, CFD No.1, Series A, 8.50%, 09/01/16 ..............         30,753,097
    5,000,000       San Elijo Joint Powers Authority Revenue, Refunding, Water Pollution Control
                     Facilities, FGIC Insured, 5.00%, 03/01/20 ..............................          4,514,600
    1,440,000       San Francisco BART District Revenue, Sales Tax, FGIC Insured, 6.60%,
                     07/01/12 ...............................................................          1,555,070
                    San Francisco City and County Airports Commission, International Airport
                     Revenue,
    2,500,000            Issue 6, AMBAC Insured, 6.50%, 05/01/18 ............................          2,672,550
   13,250,000            Issue 6, AMBAC Insured, 6.60%, 05/01/24 ............................         14,211,023
   62,415,000            Issue 9A, FGIC Insured, 5.90%, 05/01/25 ............................         62,592,259
   10,060,000            Issue 9B, Second Series, FGIC Insured, 6.00%, 05/01/25 .............         10,272,367
    2,810,000       San Francisco City and County COP, San Francisco Courthouse Project,
                     CGIC Insured, 5.875%, 04/01/21 .........................................          2,835,150
  $ 4,000,000       San Francisco City and County Public Utilities Commission, Water Revenue,
                     Crossover Refunding, Series A, 6.50%, 11/01/09 .........................       $  4,350,400
    9,415,000       San Francisco City and County RDA, Hotel Tax Revenue, Refunding, CGIC
                     Insured, 6.75%, 07/01/25 ...............................................         10,328,067
   22,170,000       San Francisco City and County RDA Lease Revenue, George R. Moscone
                     Center, Crossover Refunding, Series 1992, 5.50%, 07/01/18 ..............         20,779,941
    8,350,000       San Francisco City and County RDA Mortgage Revenue, Refunding, Series A,
                     MBIA Insured, 6.65%, 07/01/24 ..........................................          8,352,171
    3,000,000       San Francisco City and County Revenue, Irwin Memorial Blood Center,
                     Series A, 6.80%, 12/01/21 ..............................................          3,143,040
    8,195,000       San Francisco City and County Sewer Revenue, Refunding, FGIC Insured,
                     5.375%, 10/01/16 .......................................................          7,870,150
       90,000       San Francisco City and County SFMR, Series 1985, 9.375%, 10/01/12 .......             94,578
    1,000,000       San Gabriel Valley Mosquito Abatement District, COP, Lease Finance,
                     Series R, 6.60%, 08/01/12 ..............................................          1,011,790
                    San Gabriel Valley Schools Financing Authority Revenue,
    5,150,000            Pomona USD Financing, 5.80%, 02/01/26 ..............................          4,879,265
    3,620,000            Refunding, Oxnard Union High School, 6.50%, 03/01/18 ...............          3,652,327
    4,145,000            Refunding, Oxnard Union High School, 6.60%, 03/01/24 ...............          4,195,279
    1,765,000            Series A, 7.70%, 11/01/19 ..........................................          1,871,853
    1,815,000       San Gorgonio Memorial Health Care District, Health Facilities Revenue,
                     CHFCLP Insured, 6.375%, 06/01/08 .......................................          1,882,028
                    San Jacinto RDA, COP, Fire Station Project,
    1,065,000            7.90%, 12/01/08 ....................................................          1,110,177
    2,375,000            8.00%, 12/01/15 ....................................................          2,466,390
                    San Jacinto Special Tax, CFD No. 2,
      540,000            7.55%, 09/01/00 ....................................................            324,675
      520,000            7.60%, 09/01/01 ....................................................            312,650
      775,000            7.65%, 09/01/02 ....................................................            465,969
    1,000,000            7.70%, 09/01/04 ....................................................            601,250
    1,275,000            7.75%, 09/01/06 ....................................................            766,594
    1,465,000            7.75%, 09/01/07 ....................................................            880,831
    1,240,000            7.80%, 09/01/08 ....................................................            745,550
      805,000            7.80%, 09/01/09 ....................................................            484,006
   12,605,000            7.90%, 09/01/14 ....................................................          7,578,756
    1,590,000       San Jacinto USD, COP, Series 1991-B, FSA Insured, 6.75%, 09/01/26 .......          1,627,651
   10,260,000       San Joaquin Area Flood Control Agency, 1915 Act, Flood Protection &
                     Restoration Assessment, FSA Insured, 6.00%, 09/02/14 ...................         10,521,322
                    San Joaquin COP, General Hospital Project,
   32,880,000            6.25%, 09/01/13 ....................................................         33,190,387
   36,500,000            6.625%, 09/01/20 ...................................................         37,396,440
                    San Joaquin County Special Tax, CFD No. 89-1,
  $ 1,420,000            7.625%, 09/01/10 ...................................................       $  1,416,833
    2,990,000            7.75%, 09/01/20 ....................................................          2,989,671
                    San Joaquin Hills Transportation, Corridor Agency, Toll Road Revenue,
                     Senior Lien,
   95,255,000            7.00%, 01/01/30 ....................................................         99,665,307
   60,170,000            6.75%, 01/01/32 ....................................................         61,999,168
   51,540,000            5.00%, 01/01/33 ....................................................         43,034,354
                    San Jose 1915 Act, Refunding, ID 87-198SJ,
      125,000            7.90%, 09/02/99 ....................................................            129,334
      130,000            8.00%, 09/02/00 ....................................................            134,505
   13,600,000       San Jose Airport Revenue, Refunding, MBIA Insured, 5.75%, 03/01/16 ......         13,664,192
                    San Jose Financing Authority Revenue, Convention Center Project, Series C,
   55,550,000            6.40%, 09/01/22 ....................................................         56,349,365
   16,100,000            Refunding, 6.40%, 09/01/17 .........................................         16,376,920
                    San Jose RDA, Tax Allocation,
   10,000,000            Merged Area Redevelopment Project, MBIA Insured, 5.00%, 08/01/21 ...          9,063,000
    1,160,000            Park Center Redevelopment Project, 7.00%, 10/01/07 .................          1,201,482
    1,240,000            Park Center Redevelopment Project, 7.00%, 10/01/08 .................          1,279,916
    1,325,000            Park Center Redevelopment Project, 7.00%, 10/01/09 .................          1,362,935
      510,000       San Juan USD, COP, Financing Project, 7.80%, 08/01/98 ...................            514,575
       65,000       San Leandro RDA, RMR, Pre-Refunded, 11.25%, 04/01/13 ....................             87,456
    3,500,000       San Lorenzo USD, COP, Capital Facilities Project, 7.20%, 08/01/12 .......          3,664,675
    1,980,000       San Luis Obispo County COP, Community College District, Pre-Refunded,
                     7.00%, 07/01/21 ........................................................          2,112,422
                    San Luis Obispo County COP, Jail Expansion Project,
    1,830,000            6.75%, 10/01/16 ....................................................          1,878,166
    1,475,000            6.80%, 10/01/21 ....................................................          1,516,949
                    San Marcos Public Facilities Authority Revenue,
   17,995,000            Capital Improvement, 8.25%, 01/01/19 ...............................         18,937,938
    5,350,000            Rancheros Mobil Home Park Project, 7.00%, 10/01/24 .................          5,568,387
   11,670,000            Refunding & Improvement, Civic Center, Mission Blvd. Project,
                          Series A, 6.15%, 08/01/13 .........................................         11,254,431
    7,895,000            Refunding & Improvement, Civic Center, Mission Blvd. Project,
                          Series A, 6.20%, 08/01/22 .........................................          7,552,041
   18,000,000            Refunding, Tax Allocation, Series A, FSA Insured, 5.50%, 08/01/23 ..         17,362,980
   25,000,000       San Marcos Public Financing Authority Revenue, Series A, 6.25%, 09/02/22          25,587,250
                    San Marcos Special Tax, CFD No. 88-1,
   11,500,000            7.75%, 09/01/18 ....................................................          9,684,840
   10,620,000            7.625%, 09/01/19 ...................................................          8,797,927
  $ 5,000,000       San Marcos USD, School Facilities ID No. 1, AMBAC Insured, 5.80%, 11/01/14       $ 5,060,350
    1,185,000       San Mateo County Board of Education, COP, Administrative Building Project,
                     7.10%, 05/01/21 ........................................................          1,234,983
    1,915,000       San Mateo County COP, Capital Projects Program, Series 1985-A, 9.125%,
                     07/01/98 ...............................................................          2,041,830
                    San Mateo County COP, San Mateo County Health Care Center, Series A,
                     FSA Insured,
    6,000,000            6.125%, 07/15/14 ...................................................          6,229,560
   23,070,000            5.75%, 07/15/22 ....................................................         23,036,779
    9,000,000       San Mateo County Joint Powers Financing Authority, Lease Revenue,
                     Capital Projects, Series A, FSA Insured, 5.75%, 07/15/27 ...............          8,986,140
                    San Pablo 1915 Act, Limited Obligation Improvement, Town Center
                     Assessment, Series A,
      160,000            8.00%, 09/02/02 ....................................................            165,478
      175,000            8.00%, 09/02/03 ....................................................            180,919
      185,000            8.05%, 09/02/04 ....................................................            191,216
      205,000            8.05%, 09/02/05 ....................................................            211,802
      220,000            8.05%, 09/02/06 ....................................................            227,207
      240,000            8.05%, 09/02/07 ....................................................            247,762
      260,000            8.05%, 09/02/08 ....................................................            268,299
      305,000            8.10%, 09/02/10 ....................................................            314,736
      330,000            8.10%, 09/02/11 ....................................................            340,534
      355,000            8.10%, 09/02/12 ....................................................            366,257
      385,000            8.10%, 09/02/13 ....................................................            397,208
      120,000            8.10%, 09/02/14 ....................................................            123,780
    3,500,000       San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured, 6.25%,
                     12/01/19 ...............................................................          3,657,570
    6,740,000       San Rafael RDA, Refunding, Tax Allocation, Central San Rafael
                     Redevelopment, FGIC Insured, 6.45%, 12/01/17 ...........................          7,174,056
    2,200,000       San Rafael Sanitation District, COP, Waste Water Facilities Financing,
                     6.80%, 08/01/11 ........................................................          2,261,248
    1,730,000       San Ramon COP, San Ramon Capital Improvement Projects, Series 1993,
                     6.00%, 03/01/18 ........................................................          1,679,207
                    San Ramon Public Finance Authority,
   49,235,000            Local Agency Revenue, 8.80%, 09/02/18 ..............................         51,284,653
   13,050,000            Tax Allocation, Refunding, 6.90%, 02/01/24 .........................         13,509,360
      130,000            Tax Allocation, Series A, ETM, 7.10%, 02/01/97 .....................            131,477
      135,000            Tax Allocation, Series A, ETM, 7.20%, 02/01/98 .....................            140,522
      145,000            Tax Allocation, Series A, ETM, 7.30%, 02/01/99 .....................            154,690
    7,280,000            Tax Allocation, Series A, Pre-Refunded, 7.625%, 02/01/20 ...........          7,950,415
  $ 6,275,000       San Ramon Valley Fire Protection District, COP, Refunding, Financing Corp.,
                     6.00%, 07/01/19 ........................................................       $  6,137,264
                    San Ramon Valley USD, COP,
    9,000,000            Measure A, Capital Project, Series A, 5.95%, 10/01/01 ..............          9,397,890
      970,000            Refunding, 7.40%, 02/01/98 .........................................            995,802
    1,040,000            Refunding, 7.40%, 02/01/99 .........................................          1,077,159
    6,505,000            Refunding, 7.55%, 02/01/04 .........................................          6,733,911
    6,000,000            Refunding, Pre-Refunded, 7.70%, 02/01/10 ...........................          6,924,240
   21,205,000            Refunding, Series 1992, 7.00%, 02/01/22 ............................         21,887,377
   17,970,000            Series A, 6.35%, 10/01/01 ..........................................         18,130,113
    2,070,000       Santa Ana COP, Parking Facilities Project, Refunding, Series A, AMBAC
                     Insured, 6.125%, 06/01/16 ..............................................          2,142,140
                    Santa Ana CRDA, Tax Allocation, Refunding,
    2,000,000            Mainplace Project, 7.40%, 09/01/19 .................................          2,004,060
    2,500,000            Series A, 7.25%, 09/01/19 ..........................................          2,579,550
   10,105,000            Series B, 7.375%, 09/01/09 .........................................         10,420,276
   14,980,000            Series B, 6.75%, 09/01/19 ..........................................         14,738,822
    6,000,000            Series C, 7.25%, 09/01/17 ..........................................          6,198,960
    2,260,000            Series C, 6.75%, 09/01/19 ..........................................          2,277,131
    5,000,000       Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%,
                     09/01/24 ...............................................................          5,160,650
                    Santa Ana Mountains, County Water District, Pre-Refunded, CFD No. 7,
                     Special Tax,
   17,800,000            9.50%, 10/01/12 ....................................................         19,132,864
   10,625,000            8.40%, 10/01/13 ....................................................         11,676,556
    1,830,000       Santa Barbara COP, California Health Facilities, Loan Program, 7.65%,
                     05/01/15 ...............................................................          1,969,519
    8,090,000       Santa Barbara COP, Refunding, Harbor Project, 6.75%, 10/01/27 ...........          8,442,805
    6,235,000       Santa Barbara Housing Authority Revenue, Refunding and Acquisition,
                     7.93%, 11/15/20 ........................................................          6,333,326
                    Santa Barbara SFMR, GNMA Secured,
      555,000            7.625%, 10/01/10 ...................................................            567,759
    1,615,000            7.65%, 10/01/23 ....................................................          1,631,618
                    Santa Clara County COP, Terraces of Los Gatos Project,
    4,000,000            6.90%, 03/01/18 ....................................................          4,195,440
    3,090,000            Refunding, 6.125%, 03/01/11 ........................................          3,085,396
   12,200,000            Refunding, 6.125%, 03/01/18 ........................................         12,311,020
                    Santa Clara County Financing Authority Lease Revenue, Valley Medical
                     Center Facilities Replacement Project, Series A, AMBAC Insured,
   13,000,000            6.75%, 11/15/20 ....................................................         14,254,630
   29,025,000            6.25%, 11/15/22 ....................................................         30,124,757
  $ 8,000,000       Santa Clara County MFR, Refunding, Meadows Housing, Series A, 5.875%,
                     05/20/26 ...............................................................       $  7,982,560
                    Santa Clara Electric Revenue,
   33,500,000            Crossover Refunding, Series B, 7.80%, 07/01/10 .....................         34,410,530
    6,000,000            Series A, MBIA Insured, 5.75%, 07/01/24 ............................          6,009,240
                    Santa Clara Housing Authority, MFHR, Series A,
    6,465,000            Arastradero Park Apartments Project, 6.65%, 05/20/35 ...............          6,796,331
    5,625,000            Elana Gardens Apartments Project, 6.40%, 06/20/35 ..................          5,776,988
    3,860,000            Sierra Vista I Apartments Project, 6.65%, 06/20/35 .................          4,058,829
   17,000,000       Santa Clara Valley Water District, COP, Refunding & Improvement, Series A,
                     FGIC Insured, 6.00%, 02/01/24 ..........................................         17,351,050
    3,150,000       Santa Cruz City School District, COP, Education Center Financing Project,
                     7.00%, 05/01/24 ........................................................          3,315,785
    3,500,000       Santa Cruz County COP, Capital Facilities Project, MBIA Insured, 6.70%,
                     09/01/20 ...............................................................          3,785,495
                    Santa Cruz County Housing Authority, MFHR,
    3,840,000            Dominican Oaks, Series 1987, GNMA Secured, 8.20%, 12/20/10 .........          3,983,002
    7,080,000            Dominican Oaks, Series 1987, GNMA Secured, 8.25%, 12/20/17 .........          7,346,066
    9,230,000            Series 1990-B, 7.75%, 07/01/23 .....................................          9,635,289
    7,000,000       Santa Margarita/Dana Point Authority Revenue, Refunding, ID 3, 3A, 4, 4A,
                     Series B, MBIA Insured, 5.75%, 08/01/20 ................................          6,945,470
                    Santa Margarita Water District, Pre-Refunded,
    2,000,000            ID No. 2A, Series C, 8.00%, 06/01/13 ...............................          2,162,920
    2,400,000            ID No. 3A, Series A, 8.00%, 06/01/08 ...............................          2,593,488
    2,585,000            ID No. 3A, Series A, 8.00%, 06/01/13 ...............................          2,793,403
    5,000,000            ID No. 4, Series D, 8.00%, 06/01/08 ................................          5,403,100
   11,000,000            ID No. 4, Series D, 8.00%, 06/01/13 ................................         11,886,820
    4,000,000            ID No. 4A, Series A, 7.75%, 08/01/06 ...............................          4,211,520
    5,000,000            ID No. 4A, Series B, 8.00%, 06/01/08 ...............................          5,403,100
    5,000,000            ID No. 4A, Series B, 8.00%, 06/01/13 ...............................          5,403,100
    2,750,000       Santa Maria Bonita School District, COP, Refunding, MBIA Insured, 7.00%,
                     03/01/16 ...............................................................          2,991,093
    3,600,000       Santa Maria COP, Revenue, Marian Medical Center, 6.75%, 09/01/22 ........          3,692,664
                    Santa Monica RDA, Refunding, Tax Allocation, Ocean Park Redevelopment
                     Project, Pre-Refunded,
    3,805,000            Series A, 8.25%, 07/01/18 ..........................................          4,138,737
    1,260,000            Series B, 8.25%, 07/01/18 ..........................................          1,370,515
                    Santa Rosa 1915 Act, Northpoint Park No. 85-1, Refunding,
      275,000            8.05%, 09/02/09 ....................................................            283,778
      295,000            8.10%, 09/02/10 ....................................................            304,416
      320,000            8.10%, 09/02/11 ....................................................            330,214
  $ 3,150,000       Santa Rosa Central Parking Service Facilities District Project No. 89-1,
                     7.60%, 07/02/15 ........................................................       $  3,278,709
    1,970,000       Sausalito School District, Marin County, COP, Capital Outlay Financing
                     Program, Series A, Pre-Refunded, 7.75%, 04/01/09 .......................          2,067,751
    2,880,000       Seal Beach RDA, Refunding, Sub-Lien, Tax Allocation, Riverfront, Series A,
                     6.70%, 09/01/13 ........................................................          2,885,616
    5,775,000       Sequoia Hospital District Revenue, Refunding, Pre-Refunded, 7.50%, 09/01/08        6,244,508
                    Shasta Joint Powers Financing Authority Lease Revenue, Courthouse County
                     Improvement Project, Series A,
    1,000,000            6.60%, 06/01/12 ....................................................          1,023,380
    2,500,000            6.70%, 06/01/23 ....................................................          2,565,850
                    Sierra Madre Financing Authority Revenue, Local Agency, Series 1988-A,
      240,000            7.50%, 11/01/98 ....................................................            252,655
      260,000            7.60%, 11/01/99 ....................................................            279,302
      280,000            7.70%, 11/01/00 ....................................................            300,468
    5,500,000            7.80%, 11/01/18 ....................................................          5,784,240
   15,000,000       Sierra View Local Hospital District Revenue, Insured Health Facilities, 6.40%,
                     03/01/22 ...............................................................         15,335,700
    5,110,000       Signal Hill RDA, Tax Allocation, Refunding, Signal Hill Redevelopment
                     Project No. 1, Series A, MBIA Insured, 5.50%, 10/01/23 .................          4,895,380
    3,000,000       Simi Valley CDA, Commercial Mortgage Revenue, Sycamore Plaza II, 8.20%,
                     09/01/12 ...............................................................          3,012,150
    1,690,000       Simi Valley SFRMR, Series 1990-A, 7.70%, 03/01/25 .......................          1,770,343
    1,000,000       Snowline Joint USD, COP, 7.25%, 04/01/18 ................................          1,051,790
    4,105,000       Soledad RDA, Refunding, Tax Allocation, Soledad Redevelopment Project,
                     7.40%, 11/01/12 ........................................................          4,339,272
    1,745,000       Sonoma County Office of Education, COP, Series 1990, Pre-Refunded,
                     7.375%, 07/01/20 .......................................................          1,948,676
    5,280,000       South Coast Air Quality Management District Revenue, Building Corp.,
                     Installment Sale Headquarters, Series 1992, 6.00%, 08/01/09 ............          5,476,152
                    South Gate Public Finance Authority Revenue, Tax Allocation, Pre-Refunded,
    3,385,000            Series A-1, 7.60%, 09/01/09 ........................................          3,669,475
   13,265,000            Series A-2, 7.375%, 09/01/09 .......................................         14,603,571
    8,505,000       South Gate Redevelopment Project No. 1, AMBAC Insured, 5.875%, 09/01/24 .          8,571,849
    4,500,000       South Napa Waste Management Authority Revenue, Solid Waste Transfer
                     Facilities Project, 6.50%, 02/15/14 ....................................          4,527,720
                    South Orange County Public Financing Authority, Special Tax Revenue,
    5,000,000            Foothill Area, Series C, FGIC Insured, 5.75%, 08/15/18 .............          4,932,250
   18,850,000            Refunding, Senior Lien, Series A, MBIA Insured, 6.00%, 09/01/18 ....         19,095,050
                    South San Francisco 1915 Act, Gateway AD No. ST-82-2,
  $ 1,175,000            8.00%, 09/02/97 ....................................................       $  1,195,915
    1,260,000            8.00%, 09/02/98 ....................................................          1,301,139
    1,335,000            8.00%, 09/02/99 ....................................................          1,383,167
    1,455,000            8.00%, 09/02/00 ....................................................          1,506,885
    1,570,000            8.00%, 09/02/01 ....................................................          1,625,327
    1,675,000            8.00%, 09/02/02 ....................................................          1,733,324
                    South Tahoe Joint Powers Financing Authority Revenue, Tahoe Redevelopment
                    ................... Project, Area 1-A, Refunding, Series S, Pre-Refunded,
    8,995,000            6.90%, 10/01/13 ....................................................         10,154,456
   30,130,000            7.20%, 10/01/23 ....................................................         34,481,375
                    Southern California HFA, SFMR, GNMA Secured,
    4,525,000            7.625%, 10/01/22 ...................................................          4,773,785
    6,525,000            7.75%, 03/01/24 ....................................................          6,881,722
      830,000            Series A, 6.75%, 09/01/22 ..........................................            864,727
    1,220,000            Series B, 6.90%, 10/01/24 ..........................................          1,279,133
                    Southern California Public Power Authority Revenue,
   10,000,000            Multi-Purpose Projects, 6.75%, 07/01/13 ............................         11,145,100
   29,645,000            Multi-Purpose Projects, 6.00%, 07/01/18 ............................         29,739,864
    7,795,000            Refunding, Hydroelectric-Hoover Upgrading, 6.00%, 10/01/17 .........          7,804,900
    7,000,000            Refunding, Transmission Project, Series B, 5.50%, 07/01/23 .........          7,000,000
    6,790,000            San Juan Project, Unit 3, Series A, MBIA Insured, 5.00%, 01/01/20 ..          6,132,796
   10,500,000            Southern Transmission Project, FGIC Insured, 6.00%, 07/01/20 .......         10,505,040
   51,035,000            Sub-Crossover Refunding, Southern Transmission Project, 6.125%,
                          07/01/18 ..........................................................         51,450,935
   19,785,000            Sub-Crossover Refunding, Southern Transmission Project, 5.50%,
                          07/01/20 ..........................................................         18,682,382
   22,530,000            Sub-Crossover Refunding, Southern Transmission Project, 5.75%,
                          07/01/21 ..........................................................         21,976,213
    6,335,000            Sub-Crossover Refunding, Southern Transmission Project, MBIA
                          Insured, 5.75%, 07/01/21 ..........................................          6,326,004
    2,250,000       Southern Kern USD, COP, Pre-Refunded, 7.10%, 09/01/17 ...................          2,566,215
    1,390,000       Standard Elementary School District, COP, 7.375%, 06/01/11 ..............          1,474,067
    3,500,000       Stanislaus Solid Waste and Energy Finance Authority Revenue, 7.30%,
                     01/01/99 ...............................................................          3,638,355
                    Stockton 1915 Act, Limited Obligation, Weber/Sperry Ranch Project
                     No. 88-1,
      295,000            8.30%, 09/02/07 ....................................................            252,225
      345,000            8.30%, 09/02/08 ....................................................            294,975
      380,000            8.40%, 09/02/09 ....................................................            324,900
                    Stockton 1915 Act, Limited Obligation, Weber/Sperry Ranch Project
                     No. 88-1, (cont.)
   $  475,000            8.40%, 09/02/10 ....................................................          $ 406,125
      545,000            8.40%, 09/02/11 ....................................................            465,975
      620,000            8.40%, 09/02/12 ....................................................            530,100
      705,000            8.40%, 09/02/13 ....................................................            602,775
    5,700,000       Stockton Central Parking District, Refunding, Series 1991, 7.90%, 08/01/11         5,716,872
                    Stockton, East Water District, COP,
   20,000,000            Refunding, Series 1990-B, 6.40%, 04/01/22 ..........................         21,179,400
   19,000,000            Series 1990-A, AMBAC Insured, Pre-Refunded, 7.30%, 04/01/20 ........         21,093,040
   28,575,000            Series 1990-B, 7.45%, 04/01/05 .....................................         45,525,976
                    Stockton Health Facilities Revenue,
   12,000,000            Refunding, Dameron Hospital Association, Series 1988, 8.30%, 12/01/14        12,500,040
    5,000,000            St. Joseph Medical Center, Series A, MBIA Insured, 5.50%, 06/01/23 .          4,790,700
    2,250,000       Stockton Port District Revenue, Port Facilities Improvement, Series A,
                     8.10%, 01/01/14 ........................................................          2,369,003
    8,000,000       Stockton Public Financing Authority, Special Tax, CFD No. 90-4, 8.50%,
                     09/01/16 ...............................................................          8,481,840
                    Stockton, South Stockton Special Tax, CFD No. 90-1,
    3,000,000            8.10%, 09/01/09 ....................................................          3,115,830
    5,400,000            8.125%, 09/01/15 ...................................................          5,601,042
                    Stockton Special Tax,
      455,000            CFD No. 1, Weston Ranch, 7.80%, 09/01/99 ...........................            456,115
      545,000            CFD No. 1, Weston Ranch, 7.85%, 09/01/00 ...........................            546,335
      635,000            CFD No. 1, Weston Ranch, 7.90%, 09/01/01 ...........................            636,556
      680,000            CFD No. 1, Weston Ranch, 7.95%, 09/01/02 ...........................            681,659
      625,000            CFD No. 1, Weston Ranch, 7.95%, 09/01/03 ...........................            626,525
    7,910,000            CFD No. 1, Weston Ranch, 8.00%, 09/01/09 ...........................          7,929,300
   11,890,000            CFD No. 1, Weston Ranch, 8.10%, 09/01/14 ...........................         11,918,893
      725,000            CFD No. 90-2, Series 002, 7.30%, 08/01/00 ..........................            751,463
      780,000            CFD No. 90-2, Series 002, 7.35%, 08/01/01 ..........................            809,929
      835,000            CFD No. 90-2, Series 002, 7.40%, 08/01/02 ..........................            872,508
      895,000            CFD No. 90-2, Series 002, 7.45%, 08/01/03 ..........................            935,141
      965,000            CFD No. 90-2, Series 002, 7.50%, 08/01/04 ..........................          1,008,213
    3,000,000            CFD No. 90-2, Series 002, 7.70%, 08/01/09 ..........................          3,126,240
    3,000,000            CFD No. 90-2, Series 006, 7.75%, 08/01/15 ..........................          3,097,050
    1,430,000            CFD No. 90-2, Series 305, Brookside, 8.50%, 08/01/09 ...............          1,527,655
    2,710,000            CFD No. 90-2, Series 305, Brookside, 8.65%, 08/01/15 ...............          2,894,388
                    Suisun City COP,
    2,205,000            Civic Center Financing Project, Pre-Refunded, 9.125%, 11/01/15 .....          2,371,279
    2,105,000            Refunding, Civic Center Project, 6.45%, 11/01/15 ...................          2,102,558
                    Suisun City RDA, Tax Allocation, Suisun City Redevelopment Project,
                     Refunding, MBIA Insured,
  $ 3,285,000            6.00%, 10/01/18 ....................................................       $  3,356,777
    3,565,000            5.90%, 10/01/23 ....................................................          3,589,028
    4,735,000       Sunnyvale Financing Authority Revenue, Utilities, Waste Water Reuse and
                     Sludge, Series A, 6.30%, 10/01/12 ......................................          4,853,375
    2,500,000       Tehachapi COP, Series 1990, 8.20%, 11/01/20 .............................          2,731,925
    3,000,000       Tehachapi, Cummings County Water District, COP, Capital Improvement
                     Project, MBIA Insured, 6.30%, 08/01/14 .................................          3,148,740
    2,325,000       Tehachapi USD, COP, Tompkins Elementary School Project, Pre-Refunded,
                     7.80%, 02/01/21 ........................................................          2,656,847
                    Temecula Valley USD,
    1,250,000            Series D, FGIC Insured, 6.00%, 09/01/14 ............................          1,276,725
    3,110,000            Series D, FGIC Insured, 6.125%, 09/01/19 ...........................          3,191,047
    5,460,000            Series E, CGIC Insured, 6.35%, 09/01/19 ............................          5,740,480
   24,485,000       Thousand Oaks RDA, Tax Allocation, Refunding, Thousand Oaks Blvd.
                     Redevelopment, MBIA Insured, 5.375%, 12/01/25 ..........................         23,158,648
                    Thousand Oaks SFHMR, GNMA Secured,
      310,000            7.45%, 09/01/10 ....................................................            316,708
      450,000            7.55%, 09/01/15 ....................................................            464,670
    1,250,000            7.625%, 03/01/23 ...................................................          1,274,975
      164,000            8.00%, 09/01/23 ....................................................            255,988
                    Torrance Hospital Revenue, Refunding,
    3,885,000            Little Co. of Mary Hospital, 6.875%, 07/01/15 ......................          4,063,244
    2,000,000            Torrance Memorial Hospital Medical Center, 6.75%, 01/01/12 .........          2,029,960
    7,500,000       Torrance RDA, Refunding, Tax Allocation, Industrial Redevelopment Project,
                     7.75%, 09/01/13 ........................................................          7,844,475
                    Trabuco Canyon Public Financing Authority, Special Tax Revenue, Refunding,
                     FSA Insured,
   13,775,000            Series A, 6.00%, 10/01/10 ..........................................         14,427,384
   13,220,000            Series A, 6.10%, 10/01/15 ..........................................         14,050,745
    3,040,000            Series C, 6.00%, 07/01/12 ..........................................          3,178,806
    5,215,000            Series C, 6.10%, 10/01/19 ..........................................          5,575,409
    5,000,000       Tracy Area Public Facilities Financing Agency, Special Tax, CFD No. 87-1,
                     Series C, Pre-Refunded, 7.80%, 10/01/16 ................................          5,690,650
                    Travis USD, COP, Foxboro Elementary School Construction Project,
      320,000            6.00%, 09/01/99 ....................................................            330,387
      335,000            6.10%, 09/01/00 ....................................................            348,648
      355,000            6.20%, 09/01/01 ....................................................            371,912
      170,000            6.30%, 09/01/02 ....................................................            179,489
                    Travis USD, COP, Foxboro Elementary School Construction Project, (cont.)
   $  405,000            6.40%, 09/01/03 ....................................................          $ 430,713
      430,000            6.50%, 09/01/04 ....................................................            460,139
      455,000            6.60%, 09/01/05 ....................................................            486,777
      490,000            6.70%, 09/01/06 ....................................................            524,099
    3,670,000            7.00%, 09/01/12 ....................................................          3,853,463
    2,665,000       Tri-Cities Municipal Water District, COP, Special District Lease Program,
                     Series T, 6.55%, 12/01/17 ..............................................          2,499,850
                    Tri-City Hospital District Revenue, MBIA Insured,
    6,895,000            Pre-Refunded, 7.50%, 02/01/17 ......................................          7,937,869
    5,000,000            Refunding, Series A, 5.625%, 02/15/17 ..............................          4,919,250
   50,590,000       Tri-Dam Power Authority Revenue, Refunding, Hydroelectric Sand Bar
                     Project, 7.50%, 01/01/17 ...............................................         51,050,369
                    Trinity County PUD, COP, Electric District Facilities, Refunding, Series 1993,
    2,565,000            6.60%, 04/01/11 ....................................................          2,581,519
    4,000,000            6.75%, 04/01/23 ....................................................          4,041,080
      500,000       Truckee-Donner PUD, COP, Water System Improvement Project, MBIA
                     Insured, 6.75%, 11/15/21 ...............................................            538,330
                    Tulare County COP,
    4,250,000            Capital Improvement Program, Series A, MBIA Insured, 6.00%, 02/15/16          4,351,660
    1,100,000            Financing Project, Series B, 6.875%, 11/15/12 ......................          1,149,500
    5,750,000       Tustin Public Financing Authority Revenue, Tustin Ranch, Series A, 5.00%,
                     09/02/13 ...............................................................          5,310,585
                    University of California COP, Refunding, UCLA Center Chiller/Cogeneration
                     Project,
   13,940,000            5.50%, 11/01/17 ....................................................         13,287,747
   14,880,000            5.60%, 11/01/20 ....................................................         14,235,398
                    University of California Revenues,
    5,975,000            Multi Purpose Projects, Series 1994-D, MBIA Insured, 6.30%, 09/01/15          6,254,511
    7,540,000            Multi Purpose Projects, Series 1994-D, MBIA Insured, 6.375%, 09/01/19         7,928,536
   44,995,000            Multi Purpose Projects, Series 1994-D, MBIA Insured, 6.375%, 09/01/24        47,166,909
   26,780,000            Research Facilities, Series B, 6.55%, 09/01/24 .....................         27,783,179
   10,000,000            U.C. Davis Medical Center, AMBAC Insured, 5.75%, 07/01/24 ..........          9,985,200
                    Upland COP, Refunding,
    4,935,000            5.50%, 01/01/07 ....................................................          4,881,307
   11,210,000            San Antonio Community Hospital, 5.70%, 01/01/11 ....................         10,900,156
    6,500,000       Upland Hospital Revenue, COP, San Antonio Community Hospital,
                     Pre-Refunded, 7.80%, 01/01/18 ..........................................          7,106,645
    4,440,000       Upland Housing Authority Revenue, Series 1990, Issue A, 7.85%, 07/01/20 .          4,610,141
                    Upland Public Financing Authority Revenue, Refunding, Loan Agency, Series B,
  $ 2,500,000            8.10%, 12/01/08 ....................................................       $  2,640,800
   10,645,000            8.25%, 12/01/15 ....................................................         11,276,249
   12,695,000       Vacaville COP, 9.40%, 10/01/15 ..........................................         14,299,013
   75,880,000       Vacaville Public Financing Authority Revenue, Local Agency, 8.65%, 09/02/18       78,449,297
    5,400,000       Vacaville Public Financing Authority Revenue, Tax Allocation, Vacaville
                     Redevelopment Project, Pre-Refunded, 8.25%, 09/01/13 ...................          5,724,810
                    Vacaville Special Tax, Nut Tree, CFD No. 2, Series A,
    1,885,000            8.25%, 09/01/10 ....................................................          1,954,934
    1,000,000            8.20%, 09/01/15 ....................................................          1,034,740
                    Val Verde School District, Special Tax, CFD No. 87-1,
    2,855,000            8.30%, 10/01/08 ....................................................          1,998,500
    7,760,000            8.375%, 10/01/13 ...................................................          5,432,000
                    Val Verde USD, COP,
    7,315,000            Thomas Rivera Middle School, 6.50%, 06/01/22 .......................          7,659,390
    2,785,000            Vista Verde Project, 6.95%, 06/01/21 ...............................          2,908,041
                    Val Verde USD, COP, Solano County Fairgrounds Drive, AD No. 65, Phase 1,
      255,000            7.90%, 09/02/99 ....................................................            263,948
      275,000            8.00%, 09/02/00 ....................................................            284,644
      295,000            8.05%, 09/02/01 ....................................................            305,281
      320,000            8.05%, 09/02/02 ....................................................            331,021
      340,000            8.10%, 09/02/03 ....................................................            351,635
      370,000            8.10%, 09/02/04 ....................................................            382,506
      400,000            8.15%, 09/02/05 ....................................................            413,432
      430,000            8.15%, 09/02/06 ....................................................            444,259
      465,000            8.15%, 09/02/07 ....................................................            480,224
      505,000            8.20%, 09/02/08 ....................................................            521,423
      545,000            8.20%, 09/02/09 ....................................................            562,614
      590,000            8.20%, 09/02/10 ....................................................            609,069
      640,000            8.20%, 09/02/11 ....................................................            660,550
    2,485,000       Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%,
                     05/01/19 ...............................................................          2,537,607
    6,000,000       Vallejo Revenue, Golf Course Project, Series A, 7.90%, 06/01/17 .........          6,355,200
                    Vallejo USD, Special Tax Revenue, CFD No. 2,
    2,300,000            7.75%, 09/01/15 ....................................................          2,359,892
    5,100,000            8.125%, 09/01/16 ...................................................          5,345,769
    5,100,000       Victor Valley UHSD, COP, Pre-Refunded, 7.875%, 11/01/12 .................          5,829,810
                    Victorville RDA, Tax Allocation, Bear Valley Road Redevelopment Project,
    1,200,000            Pre-Refunded, 7.50%, 11/01/06 ......................................          1,377,924
    2,405,000            Refunding, Series A, FSA Insured, 6.125%, 09/01/19 .................          2,473,783
    3,245,000            Refunding, Series A, FSA Insured, 6.125%, 09/01/24 .................          3,337,807
  $ 8,000,000       Victorville Special Tax, CFD No. 90-1, Series A, 8.30%, 09/01/16 ........       $  6,000,000
   10,500,000       Vista Community Development Commission, Tax Allocation Revenue, Vista
                     Redevelopment Project Area, MBIA Insured, 5.50%, 09/01/23 ..............         10,128,195
                    Vista Joint Powers Financing Authority Revenue, Series A,
    4,000,000            7.45%, 01/01/09 ....................................................          4,181,880
    9,100,000            7.50%, 01/01/16 ....................................................          9,560,369
    3,675,000            7.625%, 02/01/20 ...................................................          3,901,196
      305,000       Walnut Improvement Agency, RMR, Series A, 10.25%, 05/01/17 ..............            310,209
                    Walnut Improvement Agency, Tax Allocation, Walnut Improvement Project,
                     Series A,
    1,665,000            8.00%, 09/01/18 ....................................................          1,775,057
    9,135,000            Pre-Refunded, 8.00%, 09/01/18 ......................................          9,960,804
    8,285,000       Walnut Public Financing Authority Revenue, Refunding, Tax Allocation,
                     Improvement Project, MBIA Insured, 6.50%, 09/01/22 .....................          8,856,996
    5,000,000       Washington Township Hospital District Revenue, AMBAC Insured, 5.25%,
                     07/01/23 ...............................................................          4,621,750
                    Watsonville Hospital Revenue, Watsonville Community Hospital, Insured,
                     Series A,
    3,990,000            6.30%, 07/01/15 ....................................................          4,115,206
    5,435,000            6.35%, 07/01/24 ....................................................          5,583,376
    1,745,000       Watsonville RDA, Tax Allocation, Watsonville Redevelopment Project,
                     6.30%, 08/01/06 ........................................................          1,746,483
   23,665,000       West and Center Basin Financing Authority Revenue, AMBAC Insured,
                     6.125%, 08/01/22 .......................................................         24,426,303
    7,750,000       West Covina COP, Refunding, Civic Center Complex, 6.875%, 09/01/14 ......          7,895,003
   23,000,000       West Covina RDA, Special Tax, CFD No. 1, Pre-Refunded, 7.80%, 09/01/22 ..         25,552,080
    9,255,000       West Hollywood COP, Capital Projects, Series A, 6.50%, 02/01/25 .........          9,340,516
                    West Sacramento 1915 Act, Raleys Landing AD,
      360,000            7.90%, 09/02/08 ....................................................            371,412
      630,000            7.95%, 09/02/09 ....................................................            650,097
      835,000            7.95%, 09/02/10 ....................................................            861,119
      900,000            7.95%, 09/02/11 ....................................................            928,152
      970,000            7.95%, 09/02/12 ....................................................          1,000,342
    1,045,000            7.95%, 09/02/13 ....................................................          1,077,688
   15,550,000       West Sacramento Financing Authority Revenue, MBIA Insured, 6.25%,
                     09/01/24 ...............................................................         16,297,800
    4,725,000       West Sacramento RDA, Tax Allocation, West Sacramento Redevelopment
                     Project, MBIA Insured, 6.25%, 09/01/21 .................................          4,882,295
    6,455,000       Westminster RDA Revenue, Refunding, Tax Allocation, Commercial
                     Redevelopment Project No. 1, Series A, 7.30%, 08/01/21 .................          6,966,171
    5,095,000       Whittier Special Tax, CFD No. 89-1, 7.75%, 09/01/19 .....................          5,237,303
  $ 4,000,000       William S. Hart Joint School Financing Authority, Special Tax Revenue,
                     Refunding, Community Facilities, CGIC Insured, 6.50%, 09/01/14 .........       $  4,287,320
                    William S. Hart Union High School District, Special Tax, CFD No. 87-1,
                     Pre-Refunded,
    1,210,000            7.75%, 09/01/14 ....................................................          1,344,395
    3,225,000            8.10%, 09/01/18 ....................................................          3,519,281
    3,000,000       Wilsona USD, COP, Ameri-Cal Improvement Corp., 8.50%, 06/01/07 ..........          3,141,060
   14,775,000       Yucaipa-Sweetwater School Facilities Financing Authority Revenue, Special
                     Tax, Sweetwater Project, Pre-Refunded, 8.00%, 09/01/15 .................         16,233,145
                                                                                                   -------------
                          Total Bonds (Cost $12,148,500,554).................................     12,705,395,320
                                                                                                   -------------
                    Zero Coupon/Step-up Bonds  4.3%
    2,965,000       Auburn Union School District, COP, Land Acquisition Program, Series A,
                     FSA Insured, zero coupon to 09/01/00, (original accretion rate 7.00%),
                     7.00% thereafter, 09/01/28 .............................................          2,406,602
                    Baldwin Park RDA, Refunding, Tax Allocation, San Gabriel, Series A, ETM,
      540,000            (original accretion rate 7.50%), 02/01/99 ..........................            489,083
      550,000            (original accretion rate 7.60%), 02/01/00 ..........................            472,753
      560,000            (original accretion rate 7.70%), 02/01/01 ..........................            458,976
      565,000            (original accretion rate 7.75%), 02/01/02 ..........................            439,971
      570,000            (original accretion rate 7.80%), 02/01/03 ..........................            420,899
      575,000            (original accretion rate 7.85%), 02/01/04 ..........................            401,839
      585,000            (original accretion rate 7.90%), 02/01/05 ..........................            386,170
                    Burton Elementary School District, COP, Loan Acquisition, Capital Appreciation,
                     FSA Insured,
      830,000            Series A, zero coupon to 09/01/98, (original accretion rate 6.60%), 6.60%
                          thereafter, 09/01/27 ..............................................            748,121
      665,000            Series B, zero coupon to 09/01/00, (original accretion rate 6.60%), 6.60%
                          thereafter, 09/01/27 ..............................................            525,297
   13,970,000       California Health Facilities Financing Authority Revenue, Kaiser Permanente,
                     Series A, (original accretion rate 7.15%), 10/01/11 ....................          5,875,922
                    California HFA Revenue,
      615,000            Capital Appreciation, Home Mortgage, Series 1985-A,
                          (original accretion rate 10.989%), 08/01/16 .......................             73,720
   54,765,000            Capital Appreciation, Home Mortgage, Series 1990-A,
                          (original accretion rate 7.90%), 08/01/23 .........................          7,010,468
   37,580,000            Home Mortgage, Series 1991-C, (original accretion rate 7.80%), 08/01/21       5,621,968
    3,225,000            Home Ownership Mortgage, Series 1985-A, zero coupon to 08/01/98,
                          (original accretion rate 9.875%), 9.875% thereafter, 08/01/17 .....          2,676,524
                    California Public School District, Financing Authority Lease Revenue, Los
                     Banos School, FSA Insured,
  $ 1,980,000            Series A, zero coupon to 10/01/00, (original accretion rate 6.20%),
                          6.20% thereafter, 10/01/23 ........................................       $  1,539,074
   10,035,000            Series B, zero coupon to 10/01/00, (original accretion rate 6.20%),
                          6.20 % thereafter, 10/01/23 .......................................          7,800,306
                    California State GO,
    7,500,000            Principal Eagles II, Series 3, (original accretion rate 7.15%), 03/01/09      3,738,000
   10,000,000            Principal Eagles II, Series 4, (original accretion rate 6.50%), 06/01/06      6,021,400
    5,000,000            Principal Eagles II, Series 6, (original accretion rate 6.50%), 03/01/09      2,513,150
    9,000,000            Principal M-Raes, Series 8, (original accretion rate 7.20%), 04/01/09         4,464,720
                    California Statewide CDA Revenue, COP, Refunding, Insured Hospital,
                     Triad Health Care,
    6,450,000            (original accretion rate 7.00%), 08/01/09 ..........................          2,793,753
    6,745,000            (original accretion rate 7.00%), 08/01/10 ..........................          2,718,775
    3,115,000            (original accretion rate 7.00%), 08/01/11 ..........................          1,167,346
                    Campbell Union School District, Series B, FGIC Insured,
    5,000,000            (original accretion rate 6.20%), 08/01/20 ..........................          1,205,500
    6,280,000            (original accretion rate 6.20%), 08/01/21 ..........................          1,426,376
   10,035,000       Center USD, COP, School Building Program, FSA Insured, zero coupon to
                     01/01/99, (original accretion rate 6.00%), 6.00% thereafter, 01/01/24 ..          8,403,209
                    Chino USD, COP, Land Acquisition,
    2,250,000            Series A, FSA Insured, zero coupon to 09/01/99, (original accretion rate
                          6.60%), 6.60% thereafter, 09/01/14 ................................          1,901,790
   11,855,000            Series A, FSA Insured, zero coupon to 09/01/99, (original accretion rate
                          6.70%), 6.70% thereafter, 09/01/29 ................................          9,991,631
    2,810,000            Series B, FSA Insured, zero coupon to 09/01/02, (original accretion rate
                          6.60%), 6.60% thereafter, 09/01/14 ................................          1,958,795
    8,485,000            Series B, FSA Insured, zero coupon to 09/01/02, (original accretion rate
                          6.70%), 6.70% thereafter, 09/01/29 ................................          5,880,784
    6,810,000       Contra Costa County COP, Merrithew Memorial Hospital, (original accretion
                     rate 7.05%), 11/01/15 ..................................................          2,108,785
                    Contra Costa County Home Mortgage Finance Authority, HMR, MBIA Insured,
                     Pre-Refunded,
   10,770,000            (original accretion rate 7.05%), 09/01/17 ..........................          1,931,061
    5,890,000            (original accretion rate 7.05%), 09/01/17 ..........................          1,087,942
    9,635,000            (original accretion rate 7.10%), 09/01/17 ..........................          1,813,211
    8,615,000            (original accretion rate 7.10%), 09/01/17 ..........................          1,698,361
    8,095,000            (original accretion rate 7.10%), 09/01/17 ..........................          1,568,649
    7,700,000            (original accretion rate 7.10%), 09/01/17 ..........................          1,587,047
                    Contra Costa County Home Mortgage Finance Authority, HMR,
                     MBIA Insured, Pre-Refunded, (cont.)
  $ 7,135,000            (original accretion rate 7.10%), 09/01/17 ..........................       $  1,447,620
    6,275,000            (original accretion rate 7.10%), 09/01/17 ..........................          1,330,488
                    Contra Costa School Financing Authority Revenue, Capital Appreciation,
    1,785,000            Antioch USD Community, Series B, (original accretion rate 7.30%),
                          09/01/07 ..........................................................            896,713
    1,000,000            Vista USD, Series A, FSA Insured, Pre-Refunded, (original accretion
                          rate 6.50%), 09/01/03 .............................................            722,850
    3,820,000            Vista USD, Series A, FSA Insured, Pre-Refunded, (original accretion
                          rate 7.00%), 09/01/17 .............................................          1,048,742
    6,820,000       Desert Sands USD, COP, Capital Projects, FSA Insured, (original accretion
                     rate 6.381%) 03/01/20...................................................          5,177,948
                    Fairfield-Suisun USD, Special Tax, CFD No. 1,
      445,000            (original accretion rate 9.25%), 06/01/97 ..........................            428,241
    4,325,000            zero coupon to 12/01/97, (original accretion rate 10.50%), 10.50%
                          thereafter, 12/01/23 ..............................................          4,207,446
                    Foothill/Eastern Transportation Corridor Agency, California Toll Road Revenue,
                     Senior Lien, Series A,
    8,000,000            (original accretion rate 6.55%), 01/01/12 ..........................          4,964,720
    5,500,000            (original accretion rate 6.734%), 01/01/14 .........................          3,427,764
   20,000,000            (original accretion rate 7.07%), 01/01/25 ..........................          3,092,200
   23,000,000            (original accretion rate 7.00%), 01/01/26 ..........................          3,328,560
   10,000,000            (original accretion rate 7.00%), 01/01/27 ..........................          1,354,600
   18,000,000            (original accretion rate 6.98%), 01/01/29 ..........................          2,136,420
    6,450,000       Kern County Housing Authority, RRMR, Series 1985-A, (original accretion
                     rate 10.875%), 03/01/17 ................................................            749,554
   26,750,000       Los Angeles Convention and Exhibition Center Authority, COP, Series 1985,
                     ETM, (original accretion rate 6.85%), 12/01/05 .........................         16,788,567
                    Los Angeles County Transportation Commission Sales Tax Revenue,
                     Refunding, Capital Appreciation, Series A,
    4,895,000            MBIA Insured, (original accretion rate 7.30%), 07/01/04 ............          3,087,863
    4,895,000            (original accretion rate 7.25%), 07/01/03 ..........................          3,332,711
    3,040,000       Los Angeles HMR, Series 1986-A, GNMA Secured, (original accretion rate
                     8.50%), 08/25/16 .......................................................            580,274
    5,000,000       Los Banos USD, COP, Series B, MBIA Insured, (original accretion rate 6.50%),
                     08/01/16 ...............................................................          3,728,350
   38,500,000       Monterey Park CRDA, Tax Allocation Project No. 1, Pre-Refunded, (original
                     accretion rate 8.20%), 05/01/14 ........................................         10,539,760
  $ 7,680,000       Moreno Valley USD, COP, Land Acquisition, FSA Insured, Series F, zero coupon to 09/01/98, (original accretion rate 6.75%), 6.75% thereafter, 09/01/27  $7,043,711
                    Orange County COP, Juvenile Justice Center Project, Pre-Refunded,
    3,280,000            (original accretion rate 7.50%), 06/01/01 ..........................          2,640,432
    3,280,000            (original accretion rate 7.55%), 06/01/02 ..........................          2,449,471
    3,280,000            (original accretion rate 7.60%), 06/01/03 ..........................          2,270,087
    3,280,000            (original accretion rate 7.60%), 06/01/04 ..........................          2,106,941
    4,715,000            (original accretion rate 7.70%), 06/01/10 ..........................          1,915,468
    4,715,000            (original accretion rate 7.70%), 06/01/11 ..........................          1,776,141
    4,715,000            (original accretion rate 7.70%), 06/01/12 ..........................          1,646,854
                    Paramount USD, COP, Land Acquisition, Series B, FSA Insured,
    1,695,000            zero coupon to 09/01/01, (original accretion rate 6.85%), 6.85%
                          thereafter, 09/01/14 ..............................................          1,290,487
    7,675,000            zero coupon to 09/01/01, (original accretion rate 7.00%), 7.00%
                          thereafter, 09/01/29 ..............................................          5,827,166
    4,090,000       Pasadena Special Tax, CFD No. 1, Civic Center West, (original accretion
                     rate 7.70%), 12/01/17 ..................................................            894,032
   18,845,000       Perris SFMR, Series A, GNMA Secured, ETM, (original accretion rate
                     8.705%), 06/01/23 ......................................................          3,559,254
      510,000       Placer Hills Union Elementary School District, COP, Series B, zero coupon
                     to 03/01/00, (original accretion rate 7.125%), 7.125% thereafter, 03/01/19                    422,463
    2,095,000       Placer Union High School District, COP, Series A, zero coupon to 03/01/00,
                     (original accretion rate 7.125%), 7.125% thereafter, 03/01/19 ..........          1,735,413
                    Port of Oakland Revenue, BIG Insured,
   10,000,000            Series A, (original accretion rate 7.70%), 11/01/19 ................          1,866,400
   36,000,000            Series B, (original accretion rate 7.45%), 11/01/19 ................          7,093,440
    1,340,000       Porterville Union High School District, COP, Convertible, Capital Appreciation,
                     Land Acquisition, Series A, FSA Insured, zero coupon to 09/01/97, (original
                     accretion rate 6.60%), 6.60% thereafter, 09/01/27 ......................          1,279,337
                    Rancho Water District Financing Authority Revenue, AMBAC Insured,
    1,250,000            (original accretion rate 6.80%), 08/15/08 ..........................            652,037
    1,250,000            (original accretion rate 6.80%), 08/15/09 ..........................            609,562
    8,605,000            (original accretion rate 6.90%), 08/15/16 ..........................          2,705,325
   13,605,000            (original accretion rate 6.90%), 08/15/17 ..........................          4,035,242
   13,605,000            (original accretion rate 6.90%), 08/15/18 ..........................          3,806,951
                    Rialto USD, COP, Land Acquisition, Capital Appreciation, FSA Insured,
    1,670,000            Series A, zero coupon to 09/01/98, (original accretion rate 6.60%),
                          6.60% thereafter, 09/01/11 ........................................          1,491,543
    6,005,000            Series A, zero coupon to 09/01/98, (original accretion rate 6.70%),
                          6.70% thereafter, 09/01/27 ........................................          5,343,488
                    Rialto USD, COP, Land Acquisition, Capital Appreciation, FSA Insured, (cont.)
  $ 1,440,000            Series B, zero coupon to 09/01/00, (original accretion rate 6.60%),
                          6.60% thereafter, 09/01/11 ........................................       $  1,127,663
    5,095,000            Series B, zero coupon to 09/01/00, (original accretion rate 6.70%),
                          6.70% thereafter, 09/01/27 ........................................          3,967,272
    1,250,000       Riverside County Board of Education, COP, Financing Projects, Series A,
                     (original accretion rate 6.75%), 11/01/05 ..............................            750,462
                    Riverside County SFMR, GNMA Secured, ETM,
   20,220,000            Series 1987-A, (original accretion rate 8.50%), 09/01/14 ...........          6,892,391
   25,055,000            Series 1988-A, (original accretion rate 8.55%), 11/01/20 ...........          5,626,851
   26,160,000            Series 1988-B, (original accretion rate 8.75%), 06/01/23 ...........          5,005,192
    5,555,000       Riverside USD, COP, Series B, FSA Insured, zero coupon to 09/01/98,
                     (original accretion rate 7.375%), 7.375% thereafter, 09/01/26 ..........          5,158,483
                    Rocklin USD, Series A, FGIC Insured,
    3,660,000            (original accretion rate 7.10%), 09/01/08 ..........................          1,893,537
    4,100,000            (original accretion rate 7.10%), 09/01/09 ..........................          1,981,940
    4,595,000            (original accretion rate 7.10%), 09/01/10 ..........................          2,085,486
    5,145,000            (original accretion rate 7.10%), 09/01/11 ..........................          2,190,277
    5,760,000            (original accretion rate 7.10%), 09/01/12 ..........................          2,280,037
   33,960,000            (original accretion rate 7.10%), 09/01/16 ..........................         10,649,176
                    Roseville City School District, Series A,
    3,115,000            (original accretion rate 6.50%), 08/01/11 ..........................          1,290,855
   30,770,000            (original accretion rate 6.60%), 08/01/17 ..........................          8,838,066
                    Roseville Joint Union High School District, Series A,
    1,820,000            (original accretion rate 6.50%), 08/01/10 ..........................            800,381
    1,965,000            (original accretion rate 6.50%), 08/01/11 ..........................            814,295
   18,155,000            (original accretion rate 6.60%), 08/01/17 ..........................          5,214,661
                    San Bernardino County COP, West Valley Detention Center Project,
                     Pre-Refunded,
    3,270,000            (original accretion rate 7.30%), 11/01/00 ..........................          2,673,943
    3,270,000            (original accretion rate 7.35%), 11/01/01 ..........................          2,485,331
    3,170,000            (original accretion rate 7.40%), 11/01/02 ..........................          2,237,227
    3,250,000            (original accretion rate 7.45%), 11/01/03 ..........................          2,127,807
    3,135,000            (original accretion rate 7.50%), 11/01/04 ..........................          1,902,223
                    San Francisco City and County RDA Lease Revenue, George R. Moscone
                     Center, Capital Appreciation,
   12,820,000            (original accretion rate 6.90%), 07/01/05 ..........................          7,882,376
   11,320,000            (original accretion rate 6.90%), 07/01/06 ..........................          6,521,564
    4,570,000            (original accretion rate 6.95%), 07/01/07 ..........................          2,449,291
    7,785,000            (original accretion rate 6.95%), 07/01/08 ..........................          3,892,421
                    San Francisco City and County RDA Lease Revenue, George R. Moscone
                     Center, Capital Appreciation, (cont.)
 $ 16,300,000            Pre-Refunded, (original accretion rate 8.50%), 07/01/16 ............       $  4,170,191
   16,300,000            Pre-Refunded, (original accretion rate 8.50%), 07/01/17 ............          3,837,182
   16,300,000            Pre-Refunded, (original accretion rate 8.50%), 07/01/18 ............          3,530,742
   46,000,000            zero coupon to 07/01/02, (original accretion rate 8.50%), 8.50%
                          thereafter, 07/01/14 ..............................................         35,465,540
    6,540,000       San Francisco City and County SFMR, Series 1985, (original accretion rate
                     10.375%), 10/01/18 .....................................................            706,908
    2,250,000       San Gabriel USD, COP, Facilities Development Program, Series B, FSA
                     Insured, (original accretion rate 7.15%), 09/01/29 .....................          1,557,810
                    San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
                     Senior Lien,
    5,700,000            (original accretion rate 6.95%), 01/01/25 ..........................            900,713
   33,545,000            (original accretion rate 7.75%), 01/01/28 ..........................          4,357,495
   37,050,000            (original accretion rate 7.75%), 01/01/29 ..........................          4,508,614
   21,585,000            zero coupon to 01/01/02, (original accretion rate 7.50%), 7.50%
                          thereafter, 01/01/09 ..............................................         16,866,302
   10,745,000            zero coupon to 01/01/02, (original accretion rate 7.55%), 7.55%
                          thereafter, 01/01/10 ..............................................          8,391,414
   25,935,000            zero coupon to 01/01/02, (original accretion rate 7.60%), 7.60%
                          thereafter, 01/01/11 ..............................................         20,199,992
   25,215,000            zero coupon to 01/01/02, (original accretion rate 7.65%), 7.65%
                          thereafter, 01/01/12 ..............................................         19,586,507
   27,350,000            zero coupon to 01/01/02, (original accretion rate 7.65%), 7.65%
                          thereafter, 01/01/13 ..............................................         21,244,932
    7,470,000            zero coupon to 01/01/02, (original accretion rate 7.70%), 7.70%
                          thereafter, 01/01/14 ..............................................          5,819,278
   60,155,000            zero coupon to 01/01/02, (original accretion rate 7.70%), 7.70%
                          thereafter, 01/01/15 ..............................................         46,602,680
      105,000       Santa Ana HMR, Series 1985-A, FGIC Insured, zero coupon to 06/01/98,
                     (original accretion rate 9.50%), 9.50% thereafter, 06/01/12 ............             89,582
   26,375,000       Santa Cruz County Housing Authority, MFHR, Dominican Oaks, Series 1987,
                     GNMA Secured, (original accretion rate 9.00%), 06/20/29 ................          1,539,508
    1,910,000       Simi Valley SFRMR, Series 1990-A, (original accretion rate 8.00%), 09/01/25          206,165
                    Southern California Public Power Authority Revenue, Refunding, Series A,
                     AMBAC Insured,
   12,000,000            (original accretion rate 7.25%), 07/01/11 ..........................          5,194,560
   16,890,000            (original accretion rate 7.25%), 07/01/12 ..........................          6,751,101
   16,000,000            (original accretion rate 7.25%), 07/01/13 ..........................          6,033,440
 $103,885,000       Stockton East Water District, COP, Refunding, Series 1990-A, AMBAC
                     Insured, (original accretion rate 7.00%), 04/01/16 .....................      $  29,516,844
                                                                                                   -------------
                          Total Zero Coupon/Step-up Bonds (Cost $522,853,334)................        585,977,322
                                                                                                   -------------
                          Total Long Term Investments (Cost $12,671,353,888) ................     13,291,372,642
                                                                                                   -------------
                    Short Term Investments .6%
                   dCalifornia Health Facilities Financing Authority Revenue, Refunding,
    3,700,000            Catholic West Facility, Series B, MBIA Insured, Weekly VRDN and Put,
                          3.65%, 07/01/05 ...................................................          3,700,000
    2,800,000            St. Joseph Health System, Series A, Daily VRDN and Put, 3.60%,
                          07/01/13 ..........................................................          2,800,000
     900,000d       California PCFA, PCR, Southern California Edison, Series C, Daily VRDN
                     and Put, 3.85%, 02/28/08 ...............................................            900,000
   15,000,000       California School Cash Reserve Program Authority, Series A, 4.75%, 07/02/97       15,096,450
   9,800,000d       California State RAN, Series C-3, Weekly VRDN and Put, 3.70%, 06/30/97 ..          9,800,000
   8,300,000d       California Statewide CDA Revenue, COP, Sutter Health Obligation Group,
                     Daily VRDN and Put, 3.65%, 07/01/15 ....................................          8,300,000
   9,440,000d       Irvine 1915 Act, Updates, AD No. 89-10, Daily VRDN and Put, 3.65%, 09/02/15        9,440,000
   2,900,000d       Irvine Ranch Water District COP, Capital Improvement Project, Daily VRDN
                     and Put, 3.80%, 08/01/16 ...............................................          2,900,000
                   dIrvine Ranch Water District, Daily VRDN and Put,
    1,050,000            Consolidated District Nos. 105, 140, 240 and 245, 3.65%, 01/01/21 ..          1,050,000
    2,600,000            Consolidated District Nos. 105, 250, and 290, 3.65%, 08/01/16 ......          2,600,000
    3,500,000            Consolidated Improvement Districts, 3.85%, 06/01/15 ................          3,500,000
    1,300,000            DATES, Consolidated Boards, Series C, 3.65%, 10/01/10 ..............          1,300,000
    6,400,000            Refunding, Consolidated Districts, Series A, 3.85%, 05/01/09 .......          6,400,000
                   dOrange County COP, Various Sanitation Districts,
    3,000,000            Refunding, Sanitation District Nos. 1-3, 5-7, and 11, AMBAC Insured,
                          Weekly VRDN and Put, 3.65%, 08/01/13 ..............................          3,000,000
    2,300,000            Sanitation District Nos. 1-3, 5-7, 11, 13 and 14, Series A, Capital
                          Improvement Program 1990-1992, Daily VRDN and Put, 3.65%, 08/01/15.          2,300,000
   3,000,000       dSanta Clara County MFHR Authority, Foxchase Apartments, Series E,
                     FGIC Insured, Weekly VRDN and Put, 3.65%, 11/01/07 .....................          3,000,000
   2,000,000       dWestern Riverside County Regional Wastewater Authority Revenue,
                     Regional Wastewater Treatment, Daily VRDN and Put, 3.65%, 04/01/28 .....          2,000,000
                                                                                                   -------------
                          Total Short Term Investments (Cost $78,087,556)....................         78,086,450
                                                                                                   -------------
                              Total Investments (Cost $12,749,441,444)  98.2%................    $13,369,459,092
                              Other Assets and Liabilities, Net  1.8%........................        251,249,604
                                                                                                   -------------
                              Net Assets  100.0% ............................................    $13,620,708,696
                                                                                                   =============


                    At September 30, 1996, the net unrealized appreciation based on the cost of investments for income tax purposes of $12,749,650,280 was as follows:
                      Aggregate gross unrealized appreciation for all investments in which there
                       was an excess of value over tax cost .................................   $    671,525,487
                      Aggregate gross unrealized depreciation for all investments in which there
                       was an excess of tax cost over value .................................        (51,716,675)
                                                                                                   -------------
                      Net unrealized appreciation ...........................................   $    619,808,812
                                                                                                   =============


PORTFOLIO ABBREVIATIONS:

1915 Act  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BART      - Bay Area Rapid Transit
BIG       - Bond Investors Guaranty Insurance Co.
CDA       - Community Development Agency/Authority
CFD       - Community Facilities District
CGIC      - Capital Guaranty Insurance Co.
CHFCLP    - California Health Facilities Construction Loan Program
COP       - Certificate of Participation
CRDA      - Community Redevelopment Agency/Authority
CSAC      - County Supervisors Association of California
DATES     - Demand Adjustable Tax-Exempt Securities
EDR       - Economic Development Revenue
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Corp.
FHA       - Federal Housing Agency/Authority
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HFA       - Housing Finance Agency/Authority
HFR       - Home Financial Revenue
HMR       - Home Mortgage Revenue
ID        - Improvement District
IDA       - Industrial Development Agency/Authority
IDBI      - Industrial Development Bond Insurance
IDR       - Industrial Development Revenue
MBIA      - Municipal Bond Investors Assurance Corp.
MFHR      - Multi-Family Housing Revenue
MFR       - Multi-Family Revenue
MUD       - Municipal Utility District
PBA       - Public Building Authority
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PUD       - Public Utility District
RAN       - Revenue Anticipation Notes
RAW       - Revenue Anticipation Warrants
RDA       - Redevelopment Agency
RMR       - Residential Mortgage Revenue
RRMR      - Residential Rental Mortgage Revenue
SF        - Single Family
SFHMR     - Single Family Home Mortgage Revenue
SFM       - Singe Family Mortgage
SFMR      - Single Family Mortgage Revenue
SFRMR     - Single Family Residential Mortgage Revenue
TRAN      - Tax and Revenue Anticipation Notes
UHSD      - Unified High School District
USD       - Unified School District
USF & G   - United States Fidelity & Guaranty Co.






aNon-income producing.
bSee Note 6 regarding defaulted securities.
cSee Note 1(e) regarding securities purchased on a when-issued basis.
dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest rate or U.S. Treasury Bills rate). The accompanying notes are an integral part of these financial statements.


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

Financial Statements

Statement of Assets and Liabilities
September 30, 1996 (unaudited)

Assets:
 Investments in securities, at value (identified cost $12,749,441,444).......................    $13,369,459,092
 Cash .......................................................................................          2,763,777
 Receivables:
  Interest ..................................................................................        208,130,157
  Investment securities sold ................................................................         63,207,894
  Capital shares sold .......................................................................         10,415,562
                                                                                                   -------------
      Total assets ..........................................................................     13,653,976,482
                                                                                                   -------------
Liabilities:
 Payables:
  Investment securities purchased:
   Regular Delivery .........................................................................          2,023,666
   When-issued basis (Note 1) ...............................................................         21,937,037
  Capital shares repurchased ................................................................          2,058,343
  Management fees ...........................................................................          5,080,878
  Distribution fees .........................................................................          1,692,239
  Shareholder servicing costs ...............................................................            155,624
 Accrued expenses and other liabilities .....................................................            319,999
                                                                                                   -------------
      Total liabilities .....................................................................         33,267,786
                                                                                                   -------------
Net assets, at value ........................................................................    $13,620,708,696
                                                                                                   =============
Net assets consist of:
 Undistributed net investment income ........................................................      $  15,892,288
 Net unrealized appreciation on investments .................................................        620,017,648
 Net realized loss ..........................................................................        (27,837,691)
 Class I capital shares .....................................................................     12,923,207,544
 Class II capital shares ....................................................................         89,428,907
                                                                                                   -------------
Net assets, at value ........................................................................    $13,620,708,696
                                                                                                   =============
Class I Shares:
  Net assets, at value ......................................................................    $13,531,590,956
                                                                                                   =============
  Shares outstanding ........................................................................      1,893,013,626
                                                                                                   =============
  Net asset value per share* ................................................................              $7.15
                                                                                                   =============
Class II Shares:
 Net assets, at value .......................................................................    $    89,117,740
                                                                                                   =============
 Shares outstanding .........................................................................         12,474,528
                                                                                                   =============
 Net asset value per share* .................................................................              $7.14
                                                                                                   =============



           *Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


                             The accompanying notes are an integral part of these financial statements.


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

Financial Statements (cont.)

Statement of Operations
for the six months ended September 30, 1996 (unaudited)

Investment income:
 Interest (Note 1) ...............................................................                  $445,197,585
                                                                                                   -------------
Expenses:
 Management fees (Note 5) ........................................................    $30,118,549
 Distribution fees - Class I (Note 5) ............................................      4,609,148
 Distribution fees - Class II (Note 5) ...........................................        221,474
 Shareholder servicing costs (Note 5) ............................................      1,120,851
 Reports to shareholders .........................................................        649,916
 Professional fees ...............................................................        194,066
 Custodian fees  .................................................................         61,804
 Registration and filing fees ....................................................         45,812
 Directors' fees and expenses ....................................................         44,463
 Other  ..........................................................................        728,128
                                                                                    -------------
      Total expenses .............................................................                    37,794,211
                                                                                                   -------------
       Net investment income .....................................................                   407,403,374
                                                                                                   -------------
Realized and unrealized gain (loss) on investments:
 Net realized loss ...............................................................                  (26,890,846)
 Net unrealized appreciation .....................................................                    59,682,573
                                                                                                   -------------
Net realized and unrealized gain on investments ..................................                    32,791,727
                                                                                                   -------------
Net increase in net assets resulting from operations .............................                  $440,195,101
                                                                                                   =============



                             The accompanying notes are an integral part of these financial statements.


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

Financial Statements (cont.)

Statement of Changes in Net Assets
for the six months ended September 30, 1996 (unaudited) and the year ended March 31, 1996

                                                                                Six months            Year
                                                                                  ended               ended
                                                                                 9/30/96             3/31/96
                                                                               -------------      -------------
Increase (decrease) in net assets:
Operations:
 Net investment income ...................................................    $  407,403,374      $  813,551,016
 Net realized gain (loss) from security transactions .....................       (26,890,846)        103,262,760
 Net unrealized appreciation on investments ..............................        59,682,573          24,322,955
                                                                               -------------       -------------
      Net increase in net assets resulting from operations ...............       440,195,101         941,136,731
Distributions to shareholders from:
 Undistributed net investment income:
  Class I ................................................................      (410,273,001)       (813,322,623)
  Class II ...............................................................        (1,812,406)           (931,950)
 Net realized capital gains:
  Class I ................................................................       (89,640,250)                 --
  Class II ...............................................................          (426,581)                 --
Increase in net assets from capital share transactions (Note 2) ..........       322,314,741         310,430,864
                                                                               -------------       -------------
      Net increase in net assets .........................................       260,357,604         437,313,022
Net assets:
 Beginning of period .....................................................    13,360,351,092      12,923,038,070
                                                                               -------------       -------------
 End of period ...........................................................   $13,620,708,696     $13,360,351,092
                                                                               =============       =============
Undistributed net investment income included in net assets:
 Beginning of period .....................................................     $  20,574,321       $  21,277,878
                                                                               =============       =============
 End of period ...........................................................     $  15,892,288       $  20,574,321
                                                                               =============       =============



                             The accompanying notes are an integral part of these financial statements.



FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

Notes to Financial Statements (unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund, Inc. (the Fund) is an open-end, diversified management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The Fund seeks to provide tax-free income.

The Fund offers two classes of shares, Class I and Class II. Class I shares are sold with a higher front-end sales charge than Class II shares. Each class of shares may be subject to a contingent deferred sales charge and has the same rights, except with respect to the effect of the respective sales charges, the distribution fees borne by each class, voting rights on matters affecting a single class and the exchange privilege of each class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

Tax-free bonds generally trade in the over-the-counter market rather than on a national securities exchange. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions, under procedures approved by the Board of Directors (the Board). Securities for which market quotations are not available, are valued in accordance with procedures established by the Board.

b. Income Taxes:

The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to its shareholders which will be sufficient to relieve it from income and excise taxes.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Original issue discount and premium are amortized as required by the Internal Revenue Code. Realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of defaulted securities - see Note 6. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sale transactions.

e. Securities Purchased on a When-Issued Basis or Delayed Delivery Basis:

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These securities are identified on the accompanying Statement of Investments in Securities and Net Assets. The Fund has set aside sufficient investment securities as collateral for these purchase commitments.


1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

At September 30, 1996, there were 5,000,000,000 Class I shares and 5,000,000,000 Class II shares of $.01 par value capital stock authorized. Transactions in the Fund's shares were as follows:


                                                          Six Months Ended                    Year Ended
                                                         September 30, 1996                 March 31, 1996*
                                                       ----------------------          ------------------------
Class I Shares:                                        Shares          Amount          Shares           Amount
                                                     ----------      -----------     ----------      ------------
 Shares sold ................................       119,967,013     $851,275,218     201,620,716   $ 1,453,142,737
 Shares issued in reinvestment of distributions      28,989,597      204,917,414      42,780,749       307,634,947
 Shares redeemed ............................      (109,373,580)    (775,236,334)   (207,875,226)   (1,498,417,284)
                                                     ----------      -----------      ----------      ------------
      Net increase ..........................        39,583,030    $ 280,956,298      36,526,239    $  262,360,400
                                                     ==========      ===========      ==========      ============

Class II Shares:
 Shares sold ................................         6,354,204    $  45,054,848       6,721,771      $ 48,645,910
 Shares issued in reinvestment of distributions         216,577        1,530,298          81,783           593,535
 Shares redeemed ............................          (739,203)      (5,226,703)       (160,604)       (1,168,981)
                                                     ----------      -----------      ----------      ------------
      Net increase ..........................         5,831,578    $  41,358,443       6,642,950      $ 48,070,464
                                                     ==========      ===========      ==========      ============


*For the period May 1, 1995 to March 31, 1996 for Class II shares.



3. NET REALIZED CAPITAL GAINS - TAX BASIS

At March 31, 1996, for tax purposes, the Fund had an accumulated net realized gain of $89,330,951.

For tax purposes, the aggregate cost of securities is higher (and unrealized appreciation is lower) than for financial reporting purposes at September 30, 1996 by $208,836.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities  (excluding  purchases and sales of short-term
securities)   for  the  six  months   ended   September   30,  1996   aggregated
$1,047,087,835 and $952,538,840, respectively.

5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

a. Management Agreement:

Under the terms of a management agreement, Franklin Advisers, Inc. (Advisers), provides investment advice, administrative services, office space and facilities to the Fund, and receives fees computed monthly based on the net assets of the Fund on the last day of the month as follows:

        Annualized Fee Rate  Month End Net Assets
          --------------     -------------------------------------
             0.625%          First $100 million
             0.50%           Over $100 million, up to and including $250 million
             0.45%           Over $250 million, up to and including $10 billion
             0.44%           Over $10 billion, up to and including $12.5 billion
             0.42%           Over $12.5 billion, up to and including $15 billion

Fees are further reduced on net assets over $15 billion. The terms of the management agreement provide that aggregate annual expenses of the Fund be limited to the extent necessary to comply with the limitations set forth in the laws, regulations and administrative interpretations of the states in which the Fund's shares are registered. For the six months ended September 30, 1996, the Fund's expenses did not exceed these limitations.

b. Shareholder Services Agreement:

Under the terms of a shareholder services agreement with Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund pays costs on a per shareholder account basis. Shareholder servicing costs incurred by the Fund for the six months ended September 30, 1996 aggregated $1,120,851, of which $1,088,104 was paid to Investor Services.

c. Distribution Plans and Underwriting Agreement:

Under the terms of distribution plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the Plans), the Fund reimburses Franklin/Templeton Distributors, Inc. (Distributors), in an amount up to a maximum of 0.10% per annum for Class I and 0.65% per annum for Class II, of the average daily net assets of such class for costs incurred in the promotion, offering and marketing of the Fund's shares. The Plans do not permit nor require payments of excess costs after termination. Fees incurred by the Fund under the Plans aggregated $4,830,622 for the six months ended September 30, 1996.

In its capacity as underwriter for the shares of the Fund, Distributors receives commissions on sales of the Fund's capital stock. Commissions are deducted from the gross proceeds received from the sale of the capital stock of the Fund, and as such are not expenses of the Fund. Distributors may also make payments, out of its own resources, to the dealers for certain sales of the Fund's shares. Commissions received by Distributors and the amounts paid to other dealers for the six months ended September 30, 1996 amounted to $16,656,790 and $16,762,595, respectively. Distributors also received contingent deferred sales charges relating to transactions in the Fund of $49,591.

d. Other Affiliates and Related Party Transactions:

Certain officers and directors of the Fund are also officers and/or directors of Distributors, Advisers, and Investor Services, all wholly-owned subsidiaries of Franklin Resources, Inc.

6. CREDIT RISK AND DEFAULTED SECURITIES

Although the Fund has a diversified portfolio, 98.2% of its investments are in the securities of issuers in California. Such concentration may subject the Fund to economic changes occurring within that state.

6. CREDIT RISK AND DEFAULTED SECURITIES (cont.)

In addition, 1.05% of its portfolio is invested in lower rated and comparable quality unrated securities. At September 30, 1996, the Fund held two defaulted securities issued by two separate issuers with a value aggregating $6,906,250, representing .05% of the Fund's net assets.

For financial reporting purposes, it is the Fund's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted bonds for the current reporting period.

7. FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period are as follows:


CLASS I SHARES:                   For the                        Year ended March 31,
                              six months ended    --------------------------------------------------------------
                             September 30, 1996     1996         1995         1994         1993          1992
                                -------------     ---------    ---------    ---------    ---------    ----------
PER SHARE OPERATING
 PERFORMANCE
Net asset value at beginning
 of period .................       $7.18           $7.11        $7.12        $7.36        $7.07         $6.92
                                -------------     ---------    ---------    ---------    ---------    ----------
Net investment income ......         .22             .44          .45          .46          .48           .49
Net realized and unrealized
 gain (loss) on securities .         .017            .074        (.016)       (.226)        .288          .154
                                -------------     ---------    ---------    ---------    ---------    ----------
Total from investment
 operations ................         .237            .514         .434         .234         .768          .644
                                -------------     ---------    ---------    ---------    ---------    ----------
Less distributions from:
 Net investment income .....        (.219)          (.444)       (.444)       (.456)       (.478)        (.494)
 Capital gains .............        (.048)           --           --          (.018)        --            --
                                -------------     ---------    ---------    ---------    ---------    ----------
Total distributions ........        (.267)          (.444)       (.444)       (.474)       (.478)        (.494)
                                -------------     ---------    ---------    ---------    ---------    ----------
Net asset value at
 end of period .............       $7.15           $7.18        $7.11        $7.12        $7.36         $7.07
                                =============     =========    =========    =========    =========    ==========

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN **.............        3.40%           7.40%        6.37%        2.88%       10.95%         9.32%
----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets at end of period
 (in 000's) ................      $13,531,591    $13,312,666  $12,923,031  $13,345,420  $13,541,443   $12,303,807
Ratio of expenses to
 average net assets ........        0.56%*          0.55%        0.55%        0.49%        0.49%         0.49%
Ratio of net investment
 income to average
 net assets ................        6.07%*          6.14%        6.36%        6.19%        6.61%         6.93%
Portfolio turnover rate ....        7.27%          19.24%       14.07%       18.12%       15.63%        16.13%

7. FINANCIAL HIGHLIGHTS (cont.)

                                                                                      For the
                                                                                 six months ended    May 1, 1995 to
CLASS II SHARES:                                                                September 30, 1996   March 31, 1996
                                                                                   ------------       -----------
Per Share Operating Performance
Net asset value at beginning of period........................................        $7.18             $7.09
                                                                                   ------------       ----------
Net investment income ........................................................          .20               .38
Net realized and unrealized gain on securities ...............................          .005              .082
                                                                                   ------------       ----------
Total from investment operations .............................................          .205              .462
                                                                                   ------------       ----------
Less distributions from:
 Net investment income .......................................................         (.197)            (.372)
 Capital gains ...............................................................         (.048)             --
                                                                                   ------------       ----------
Total distributions ..........................................................         (.245)            (.372)
                                                                                   ------------       ----------
Net asset value at end of period .............................................        $7.14             $7.18
                                                                                   ============       ==========

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN **...............................................................         2.94%             6.62%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets at end of period (in 000's) .......................................        $89,118           $47,685
Ratio of expenses to average net assets ......................................         1.14%*            1.14%*
Ratio of net investment income to average net assets .........................         5.49%*            5.55%*
Portfolio turnover rate ......................................................         7.27%            19.24%

*Annualized.
**Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front-end sales charge or contingent deferred sales charge, and assumes reinvestment of dividends and capital gains at net asset value. Prior to May 1, 1994, dividends were reinvested at the maximum offering price, and capital gains at net asset value. Effective May 1, 1994, with the implementation of the Rule 12b-1 distribution plan for Class I shares, the sales charge on reinvested dividends was eliminated.






Franklin California Tax-Free Income Fund Semi-Annual Report September 30, 1996.

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This line graph shows the price fluctuation of the Bond Buyer Municipal Bond Index over a one-year period from 9/1/93 through 8/31/96.

Period Ending         Price
          Sep-93       6.04%            5.47%
          Oct-93       5.96%            5.48%
          Nov-93       6.29%            5.65%
          Dec-93       6.35%            5.52%
          Jan-94       6.23%            5.45%
          Feb-94       6.67%            5.77%
          Mar-94       7.10%            6.36%
          Apr-94       7.22%            6.37%
          May-94       7.39%            6.40%
          Jun-94       7.63%            6.47%
          Jul-94       7.39%            6.33%
          Aug-94       7.46%            6.36%
          Sep-94       7.82%            6.58%
          Oct-94       7.97%            6.85%
          Nov-94       7.99%            7.16%
          Dec-94       7.89%            6.92%
          Jan-95       7.71%            6.66%
          Feb-95       7.46%            6.42%
          Mar-95       7.44%            6.37%
          Apr-95       7.34%            6.35%
          May-95       6.67%            6.10%
          Jun-95       6.63%            6.28%
          Jul-95       6.86%            6.19%
          Aug-95       6.65%            6.11%
          Sep-95       6.49%            6.07%
          Oct-95       6.34%            5.91%
          Nov-95       6.14%            5.74%
          Dec-95       5.96%            5.56%
          Jan-96       6.03%            5.57%
          Feb-96       6.48%            5.71%
          Mar-96       6.67%            5.96%
          Apr-96       6.89%            6.05%
          May-96       7.00%            6.09%
          Jun-96       6.90%            6.01%
          Jul-96       6.96%            5.98%
          Aug-96       7.13%            6.02%


GRAPHIC MATERIAL (2)

This chart shows in pie chart format the income and capital appreciation of the Lehman Brothers 20-Year Municipal Bond Index for the 10-year period ended 8/31/96.

Income:  An Important Component of Total Return
Income                              90.83%
Capital Appreciation                 9.17%


GRAPHIC MATERIAL (3)

This bar chart shows that 37% insured municipal bonds and 63% non-insured municipal bonds were issued in 1994, 44% insured municipal bonds and 56% non-insured municipal bonds issued in 1995, and 48% insured municipal bonds and 52% non-insured municipal bonds issued in 1996.


GRAPHIC MATERIAL (4)

This bar chart compares the dollar amount of new long-term municipal bond issuance from 1987 ($105 billion), 1988 ($118 billion), 1989 ($125 billion), 1990 ($128 billion), 1991 ($174 billion), 1992 ($235 billion), 1993 ($292 billion), 1994 ($164 billion), 1995 ($156 billion), and 1996 (105 billion).


GRAPHIC MATERIAL (5)

This chart shows in pie chart format the fund'securities breakdown by sector as a percentage of the fund's total net assets.

Quality Breakdown on September 30, 1996
AAA                                                41.4%
AA                                                 10.7%
A                                                  22.7%
BBB                                                24.1%
Below Investment Grade                              1.1%


GRAPHIC MATERIAL (6)

This bar chart shows the comparison between the fund's disribution rate of 5.78% and the taxable equivalent distribution rate of 10.55%, for Class I shares.


GRAPHIC MATERIAL (7)

This bar chart shows the comparison between the fund's disribution rate of 5.41% and the taxable equivalent distribution rate of 9.87%, for Class II shares.